GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Financial Statements

(Unaudited)

June 30, 2002

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

For the six months ended June 30, 2002

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities

June 30, 2002
(Unaudited)

	GE Investments Funds, Inc.
	S&P 500® Index Fund	Money Market Fund	Total Return Fund	International Equity Fund	Real Estate Securities Fund	Global Income Fund	Mid-Cap Value Equity Fund	Income Fund	U.S. Equity Fund	Premier Growth Equity Fund	Value Equity Fund	Small-Cap Value Equity Fund
Assets
Investments in GE Investments Funds, Inc., at market value (note 2):
S&P 500® Index Fund (28,186,332 shares; cost — $672,821,586)	$517,501,064	—	—	—	—	—	—	—	—	—	—	—
Money Market Fund (642,305,837 shares; cost — $642,305,837)	—	642,305,837	—	—	—	—	—	—	—	—	—	—
Total Return Fund (8,521,199 shares; cost — $128,272,663)	—	—	117,802,041	—	—	—	—	—	—	—	—	—
International Equity Fund (3,524,772 shares; cost — $46,935,519)	—	—	—	40,981,918	—	—	—	—	—	—	—	—
Real Estate Securities Fund (5,176,825 shares; cost — $76,347,421)	—	—	—	—	82,104,447	—	—	—	—	—	—	—
Global Income Fund (411,981 shares; cost — $9,572,357)	—	—	—	—	—	9,956,837	—	—	—	—	—	—
Mid-Cap Value Equity Fund (11,940,171 shares; cost — $194,743,725)	—	—	—	—	—	—	192,208,303	—	—	—	—	—
Income Fund (8,941,600 shares; cost — $111,677,557)	—	—	—	—	—	—	—	113,915,988	—	—	—	—
U.S. Equity Fund (2,931,418 shares; cost — $100,298,002)	—	—	—	—	—	—	—	—	84,248,948	—	—	—
Premier Growth Equity Fund (1,220,778 shares; cost — $91,880,962)	—	—	—	—	—	—	—	—	—	75,004,604	—	—
Value Equity Fund (1,630,819 shares; cost — $14,737,772)	—	—	—	—	—	—	—	—	—	—	13,486,869	—
Small-Cap Value Equity Fund (2,982,132 shares; cost — $35,585,836)	—	—	—	—	—	—	—	—	—	—	—	35,845,226
Dividends Receivable	—	—	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4)	—	142,531	—	7	—	—	—	—	—	3	—	—
Receivable for units sold	116,135	48,200,945	60,392	—	2,990,936	106,149	230,218	539,595	14,574	91,488	12,188	23,559

Total assets	517,617,199	690,649,313	117,862,433	40,981,925	85,095,383	10,062,986	192,438,521	114,455,583	84,263,522	75,096,095	13,499,057	35,868,785

Liabilities
Accrued expenses payable to affiliate (note 4)	230,060	80,424	63,138	9,066	35,767	2,917	70,097	37,797	23,488	20,742	1,926	5,078
Payable for units withdrawn	502,305	3,598,499	82,302	5,583,469	—	4	293,057	7,649	82,513	42,058	10,988	59,396

Total liabilities	732,365	3,678,923	145,440	5,592,535	35,767	2,921	363,154	45,446	106,001	62,800	12,914	64,474

Net assets	$516,884,834	686,970,390	117,716,993	35,389,390	85,059,616	10,060,065	192,075,367	114,410,137	84,157,521	75,033,295	13,486,143	35,804,311

Analysis of net assets:
Attributable to:
Variable deferred annuity contractholders	$516,884,833	686,970,389	117,716,993	22,429,410	85,059,616	4,297,196	186,730,733	114,410,136	84,157,521	75,033,296	13,486,143	35,804,311
GE Life and Annuity Assurance Company	—	—	—	12,959,980	—	5,762,870	5,344,634	—	—	—	—	—

Net assets	$516,884,833	686,970,389	117,716,993	35,389,390	85,059,616	10,060,066	192,075,367	114,410,136	84,157,521	75,033,296	13,486,143	35,804,311

Outstanding units: Type I (note 5)	542,148	2,855,358	317,891	109,408	243,944	45,609	425,709	863,610	128,087	82,016	—	—

Net asset value per unit: Type I	$40.07	17.26	35.33	12.07	22.90	10.86	16.96	12.50	9.96	8.72	—	—

Outstanding units: Type II (note 5)	7,835,842	16,089,380	2,082,994	946,980	2,287,384	354,653	4,844,639	5,091,960	3,224,768	2,440,199	—	—

Net asset value per unit: Type II	$38.67	16.66	34.10	11.91	22.50	10.72	16.74	12.36	9.85	8.65	—	—

Outstanding units: Type III (note 5)	17,234,970	22,324,007	3,102,712	993,413	1,716,052	—	5,653,384	3,000,011	3,841,347	4,470,364	584,381	963,050

Net asset value per unit: Type III	$7.67	11.04	10.20	7.88	15.26	—	11.67	11.55	9.03	8.61	8.36	11.98

Outstanding units: Type IV (note 5)	2,216,705	5,915,352	349,420	236,658	127,367	—	605,151	376,692	371,402	387,124	183,328	117,579

Net asset value per unit: Type IV	$7.15	10.94	9.78	7.72	13.94	—	10.14	11.62	8.23	8.60	8.35	11.97

Outstanding units: Type V (note 5)	15,933	9,000,080	48	26,390	3,543	—	1,838	67,195	4,891	307	—	—

Net asset value per unit: Type V	$6.90	1.06	9.33	6.64	12.61	—	10.97	11.66	8.03	7.72	—	—

Outstanding units: Type VI (note 5)	4,803,075	3,560,646	40,162	—	—	—	1,859,251	41,776	1,115,354	1,248,779	617,028	1,491,362

Net asset value per unit: Type VI	$6.72	10.49	9.72	—	—	—	11.01	10.14	7.86	7.44	8.13	12.23

Outstanding units: Type VII (note 5)	1,751,975	1,107,711	—	—	—	—	530,084	43,786	583,378	283,132	253,517	379,327

Net asset value per unit: Type VII	$6.69	10.45	—	—	—	—	10.96	10.14	7.83	7.41	8.10	12.18

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

June 30, 2002
(Unaudited)

	Oppenheimer Variable Account Funds					Oppenheimer Variable Account Funds — Class 2 Shares
	Bond Fund/VA	Capital Appreciation Fund/VA	Aggressive Growth Fund/VA	High Income Fund/VA	Multiple Strategies Fund/VA	Global Securities Fund/VA	Main Street Growth & Income Fund/VA
Assets
Investments in Oppenheimer Variable Account Funds, at market value (note 2):
Bond Fund/VA (11,406,288 shares; cost $127,646,124 )	$121,134,784	—	—	—	—	—	—
Capital Appreciation Fund/VA (7,806,445 shares; cost — $306,282,800)	—	229,587,554	—	—	—	—	—
Aggressive Growth Fund/VA (4,276,654 shares; cost — $247,163,041)	—	—	143,267,924	—	—	—	—
High Income Fund/VA (14,298,249 shares; cost — $139,231,465)	—	—	—	106,093,009	—		—
Multiple Strategies Fund/VA (5,848,907 shares; cost — $91,467,052)	—	—	—	—	79,896,072	—
Investments in Oppenheimer Variable Account Funds — Class 2 shares; at market value (note 2)
Global Securities Fund/VA (1,370,046 shares; cost — $30,783,769)	—	—	—	—	—	28,825,759	—
Main Street Growth & Income Fund/VA (1,670,352 shares; cost — $31,920,248)	—	—	—	—	—	—	29,214,460
Dividends Receivable	—	—	—	—	—	—	—
Receivable from affiliate (note 4)	—	—	—	—	—	—	—
Receivable for units sold	1,150,792	—	7,598	13,336	—	2,655	28,705

Total assets	122,285,576	229,587,554	143,275,522	106,106,345	79,896,072	28,828,414	29,243,165

Liabilities
Accrued expenses payable to affiliate (note 4)	90,176	93,422	91,435	49,330	39,415	4,247	4,286
Payable for units withdrawn	37,530	5,888,350	591,558	52,487	326,290	341,571	48,824

Total liabilities	127,706	5,981,772	682,993	101,817	365,705	345,818	53,110

Net assets attributable to variable deferred annuity contractholders	$122,157,870	223,605,782	142,592,529	106,004,528	79,530,367	28,482,596	29,190,055

Outstanding units: Type I (note 5)	480,066	597,531	911,053	588,182	559,123	—	—

Net asset value per unit: Type I	$24.46	44.22	36.11	29.44	30.28	—	—

Outstanding units: Type II (note 5)	3,290,573	3,385,068	2,404,487	2,564,988	1,618,532	—	—

Net asset value per unit: Type II	$23.61	42.67	34.85	28.41	29.22	—	—

Outstanding units: Type III (note 5)	2,655,041	5,244,204	2,840,130	1,541,970	1,283,651	1,078,015	1,004,337

Net asset value per unit: Type III	$10.89	8.97	8.34	9.19	10.66	8.47	8.15

Outstanding units: Type IV (note 5)	348,096	659,143	283,506	185,408	163,269	150,355	162,321

Net asset value per unit: Type IV	$10.95	8.65	7.80	8.88	9.94	8.47	8.15

Outstanding units: Type V (note 5)	—	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	—

Outstanding units: Type VI (note 5)	—	—	—	—	—	1,946,782	1,946,802

Net asset value per unit: Type VI	$—	—	—	—	—	7.50	7.35

Outstanding units: Type VII (note 5)	—	—	—	—	—	465,520	733,989

Net asset value per unit: Type VII	$—	—	—	—	—	7.47	7.32

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

June 30, 2002
(Unaudited)

	Variable Insurance Products Fund			Variable Insurance Products Fund II		Variable Insurance Products Fund III
	Equity-Income Portfolio	Growth Portfolio	Overseas Portfolio	Asset Manager Portfolio	Contrafund® Portfolio	Growth & Income Portfolio	Growth Opportunities Portfolio	Mid Cap Portfolio
Assets
Investments in Variable Insurance Products Fund, at market value (note 2):
Equity-Income Portfolio (25,356,192 shares; cost — $568,436,844)	$520,309,064	—	—	—	—	—	—	—
Growth Portfolio (12,036,669 shares; cost — $485,427,483)	—	325,953,005	—	—	—	—	—	—
Overseas Portfolio (4,946,651 shares; cost — $82,499,705)	—	—	66,433,522	—	—	—	—	—
Investments in Variable Insurance Products Fund II, at market value (note 2):
Asset Manager Portfolio (18,096,913 shares; cost — $278,798,523)	—	—	—	231,640,483	—	—	—	—
Contrafund® Portfolio (19,247,401 shares; cost — $424,598,227)	—	—	—	—	381,291,021	—	—	—
Investments in Variable Insurance Products Fund III, at market value (note 2):
Growth & Income Portfolio (9,378,519 shares; cost — $138,589,055)	—	—	—	—	—	105,226,984	—	—
Growth Opportunities Portfolio (3,376,761 shares; cost — $67,646,860)	—	—	—	—	—	—	43,897,897	—
Mid Cap Portfolio (1,131 shares; cost — $21,712)	—	—	—	—	—	—	—	21,686
Dividends Receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4)	—	10,436	445	—	11,403	—	—	—
Receivable for units sold	57,162	845	2,445,212	—	5,809	—	—	—

Total assets	520,366,226	325,964,286	68,879,179	231,640,483	381,308,233	105,226,984	43,897,897	21,686

Liabilities
Accrued expenses payable to affiliate (note 4)	275,529	64,300	31,449	89,630	109,365	64,872	32,844	1
Payable for units withdrawn	535,220	428,521	7,125,510	409,583	4,353,808	218,544	40,101	—

Total liabilities	810,749	492,821	7,156,959	499,213	4,463,173	283,416	72,945	1

Net assets attributable to variable deferred annuity contractholders	$519,555,477	325,471,465	61,722,220	231,141,270	376,845,060	104,943,568	43,824,952	21,685

Outstanding units: Type I (note 5)	2,250,929	1,709,356	1,141,449	6,120,493	1,347,505	298,434	197,257	—

Net asset value per unit: Type I	$40.71	42.44	20.09	25.13	25.52	12.60	9.34	—

Outstanding units: Type II (note 5)	8,711,430	4,196,008	1,401,116	2,471,989	9,762,042	5,286,787	3,179,716	—

Net asset value per unit: Type II	$39.29	40.96	19.38	24.34	25.05	12.44	9.22	—

Outstanding units: Type III (note 5)	7,823,819	10,357,739	1,089,865	1,745,796	9,537,525	4,036,391	1,834,972	—

Net asset value per unit: Type III	$9.91	7.25	8.26	8.77	9.19	7.79	6.13	—

Outstanding units: Type IV (note 5)	936,955	849,613	279,584	216,389	1,164,139	536,981	241,757	—

Net asset value per unit: Type IV	$8.66	7.02	7.81	8.57	8.82	7.30	5.85	—

Outstanding units: Type V (note 5)	—	—	66,922	—	—	6,782	451	2,081

Net asset value per unit: Type V	$—	—	6.74	—	—	7.70	6.52	10.42

Outstanding units: Type VI (note 5)	—	—	—	—	—	—	—	—

Net asset value per unit: Type VI	$—	—	—	—	—	—	—	—

Outstanding units: Type VII (note 5)	—	—	—	—	—	—	—	—

Net asset value per unit: Type VII	$—	—	—	—	—	—	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

June 30, 2002
(Unaudited)

	Variable Insurance Products Fund — Service Class 2		Variable Insurance Products Fund II — Service Class 2	Variable Insurance Products Fund III — Service Class 2
	Equity-Income Portfolio	Growth Portfolio	Contrafund® Portfolio	Growth & Income Portfolio	Mid Cap Portfolio
Assets
Investments in Variable Insurance Products Fund — Service Class 2, at market value (note 2):
Equity-Income Portfolio (2,476,985 shares; cost — $55,110,528)	$50,456,191	—	—		—
Growth Portfolio (1,134,241 shares; cost — $38,160,268)	—	30,454,362	—	—
Investments in Variable Insurance Products Fund II — Service Class 2, at market value (note 2):
Contrafund® Portfolio (1,820,371 shares; cost — $37,077,551)	—	—	35,806,695	—	—
Investments in Variable Insurance Products Fund III — Service Class 2, at market value (note 2):
Growth & Income Portfolio (1,332,333 shares; cost — $17,241,475)	—	—	—	14,775,575	—
Mid Cap Portfolio (2,500,118 shares; cost — $47,734,714)	—	—	—	—	47,677,246
Dividends Receivable	—	—	—	—	—
Receivable from affiliate (note 4)	—	—	—	—	—
Receivable for units sold	9,204	46,827	90,729	33,167	20,534

Total assets	50,465,395	30,501,189	35,897,424	14,808,742	47,697,780

Liabilities
Accrued expenses payable to affiliate (note 4)	8,130	4,908	5,264	2,384	6,649
Payable for units withdrawn	23,940	18,567	28,866	—	520,514

Total liabilities	32,070	23,475	34,130	2,384	527,163

Net assets attributable to variable deferred annuity contractholders	$50,433,325	30,477,714	35,863,294	14,806,358	47,170,617

Outstanding units: Type I (note 5)	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—

Outstanding units: Type II (note 5)	—	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—	—

Outstanding units: Type III (note 5)	2,123,339	1,477,668	1,452,489	634,638	1,306,806

Net asset value per unit: Type III	$9.12	6.38	8.72	7.66	10.05

Outstanding units: Type IV (note 5)	287,016	315,037	252,184	89,445	141,945

Net asset value per unit: Type IV	$9.11	6.37	8.72	7.65	10.04

Outstanding units: Type V (note 5)	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—

Outstanding units: Type VI (note 5)	2,069,912	2,711,741	2,006,120	855,994	2,638,944

Net asset value per unit: Type VI	$9.59	5.43	7.95	7.47	9.97

Outstanding units: Type VII (note 5)	900,869	798,271	637,613	385,283	634,625

Net asset value per unit: Type VII	$9.55	5.41	7.92	7.44	9.93

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

June 30, 2002
(Unaudited)

	Federated Insurance Series				Federated Insurance Series — Service Shares	The Alger American Fund		PBHG Insurance Series Fund, Inc.
	American Leaders Fund II	High Income Bond Fund II	Utility Fund II	International Small Company Fund II	High Income Bond Fund II	Alger American Small Capitalization Portfolio	Alger American Growth Portfolio	PBHG Large Cap Growth Portfolio	PBHG Growth II Portfolio
Assets
Investments in Federated Insurance Series, at market value (note 2):
American Leaders Fund II (5,120,271 shares; cost — $101,050,641)	$88,836,709	—	—	—	—	—	—	—	—
High Income Bond Fund II (7,903,761 shares; cost — $62,663,316)	—	54,456,915	—	—	—	—	—	—	—
Utility Fund II (4,060,976 shares; cost — $51,516,035)	—	—	34,843,175		—	—	—	—	—
International Small Company Fund II (1,221,784 shares; cost — $6,721,677)	—	—	—	6,622,068		—	—	—	—
Investments in Federated Insurance Series — Service Shares, at market value (note 2):
High Income Bond Fund II (1,639,818 shares; cost — $12,425,545)	—	—	—	—	11,298,343	—	—	—	—
Investments in The Alger American Fund, at market value (note 2):
Alger American Small Capitalization Portfolio (5,208,935 shares; cost — $124,023,851)	—	—	—	—	—	73,914,784	—	—	—
Alger American Growth Portfolio (6,618,199 shares; cost — $331,848,849)	—	—	—	—	—	—	198,545,978	—	—
Investments in PBHG Insurance Series Fund, Inc., at market value (note 2):
PBHG Large Cap Growth Portfolio (1,897,398 shares; cost — $44,781,052)	—	—	—	—	—	—	—	27,891,753	—
PBHG Growth II Portfolio (2,301,816 shares; cost — $26,578,132)	—	—	—	—	—	—	—	—	21,568,011
Dividends Receivable	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4)	—	—	—	—	—	—	—	—	—
Receivable for units sold	—	75,520	—	1,321	548,867	—	—	—	—

Total assets	88,836,709	54,532,435	34,843,175	6,623,389	11,847,210	73,914,784	198,545,978	27,891,753	21,568,011

Liabilities
Accrued expenses payable to affiliate (note 4)	24,778	37,413	24,353	672	2,172	54,136	87,217	37,220	4,359
Payable for units withdrawn	330,668	15,287	53,659	2,494,634	12,442	148,036	562,011	87,040	137,550

Total liabilities	355,446	52,700	78,012	2,495,306	14,614	202,172	649,228	124,260	141,909

Net assets attributable to variable deferred annuity contractholders	$88,481,263	54,479,735	34,765,163	4,128,083	11,832,596	73,712,612	197,896,750	27,767,493	21,426,102

Outstanding units: Type I (note 5)	250,535	182,003	174,545	—	—	552,826	587,176	151,031	216,147

Net asset value per unit: Type I	$15.39	13.72	12.65	—	—	7.36	15.47	14.18	8.98

Outstanding units: Type II (note 5)	4,063,674	2,777,744	2,053,630	—	—	6,475,103	7,885,133	1,830,419	2,199,631

Net asset value per unit: Type II	$15.15	13.47	12.42	—	—	7.24	15.21	14.00	8.86

Outstanding units: Type III (note 5)	2,324,842	1,547,683	901,790	82,269	396,147	3,381,018	8,232,828	—	—

Net asset value per unit: Type III	$9.01	8.66	6.84	6.75	9.75	5.98	7.38	—	—

Outstanding units: Type IV (note 5)	261,639	138,513	135,198	263,241	99,727	439,650	1,160,285	—	—

Net asset value per unit: Type IV	$8.08	8.40	6.53	6.75	9.75	5.79	7.00	—	—

Outstanding units: Type V (note 5)	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	—	—	—

Outstanding units: Type VI (note 5)	—	—	—	280,674	576,163	—	—	—	—

Net asset value per unit: Type VI	$—	—	—	5.60	9.00	—	—	—	—

Outstanding units: Type VII (note 5)	—	—	—	40,163	202,272	—	—	—	—

Net asset value per unit: Type VII	$—	—	—	5.58	8.96	—	—	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

June 30, 2002
(Unaudited)

	Janus Aspen Series
	Aggressive Growth Portfolio	Growth Portfolio	Worldwide Growth Portfolio	Balanced Portfolio	Flexible Income Portfolio	International Growth Portfolio	Capital Appreciation Portfolio	Equity Income Portfolio
Assets
Investments in Janus Aspen Series, at market value (note 2):
Aggressive Growth Portfolio (9,462,061 shares; cost — $415,379,464)	$167,951,587	—	—	—	—	—	—	—
Growth Portfolio (19,948,716 shares; cost — $510,673,286)	—	334,739,452	—	—	—	—	—	—
Worldwide Growth Portfolio (18,375,013 shares; cost — $633,432,370)	—	—	454,230,316	—	—	—	—	—
Balanced Portfolio (23,611,633 shares; cost — $567,470,149)	—	—	—	510,011,280	—	—	—	—
Flexible Income Portfolio (7,893,758 shares; cost — $93,243,494)	—	—	—	—	92,593,782	—	—	—
International Growth Portfolio (6,907,553 shares; cost — $181,287,077)	—	—	—	—	—	141,950,216	—
Capital Appreciation Portfolio (11,523,318 shares; cost — $316,339,938)	—	—	—	—	—	—	221,478,175	—
Equity Income Portfolio (200 shares; cost — $3,542)	—	—	—	—	—	—	—	3,025
Dividends Receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4)	—	—	—	—	—	13	—	—
Receivable for units sold	—	—	2,522,451	3,604,669	1,472,917	—	394	—

Total assets	167,951,587	334,739,452	456,752,767	513,615,949	94,066,699	141,950,229	221,478,569	3,025

Liabilities
Accrued expenses payable to affiliate (note 4)	137,638	155,088	203,961	251,962	43,578	73,066	101,385	—
Payable for units withdrawn	282,616	535,791	212,790	12,867	—	9,562,917	496,901	—

Total liabilities	420,254	690,879	416,751	264,829	43,578	9,635,983	598,286	—

Net assets attributable to variable deferred annuity contractholders	$167,531,333	334,048,573	456,336,016	513,351,120	94,023,121	132,314,246	220,880,283	3,025

Outstanding units: Type I (note 5)	831,456	1,928,036	2,113,214	1,614,507	354,358	497,045	447,478	—

Net asset value per unit: Type I	$19.40	19.28	26.45	21.47	15.56	15.76	18.75	—

Outstanding units: Type II (note 5)	4,885,890	10,254,617	11,844,636	15,041,527	3,652,754	5,007,788	6,186,259	—

Net asset value per unit: Type II	$18.98	18.86	25.87	21.11	15.30	15.52	18.51	—

Outstanding units: Type III (note 5)	7,825,992	13,300,651	9,898,907	14,257,968	2,565,321	3,839,396	10,458,367	—

Net asset value per unit: Type III	$6.72	7.03	8.36	10.35	11.32	9.34	8.65	—

Outstanding units: Type IV (note 5)	1,049,434	1,497,055	1,377,252	1,386,843	253,862	747,722	992,505	—

Net asset value per unit: Type IV	$5.79	6.66	8.18	9.80	11.24	9.25	7.57	—

Outstanding units: Type V (note 5)	—	—	—	—	63,753	712,622	692	394

Net asset value per unit: Type V	$—	—	—	—	11.44	5.59	6.19	7.67

Outstanding units: Type VI (note 5)	—	—	—	—	—	—	—	—

Net asset value per unit: Type VI	$—	—	—	—	—	—	—	—

Outstanding units: Type VII (note 5)	—	—	—	—	—	—	—	—

Net asset value per unit: Type VII	$—	—	—	—	—	—	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

June 30, 2002
(Unaudited)

	Janus Aspen Series — Service Shares
	Global Life Sciences Portfolio	Global Technology Portfolio	Aggressive Growth Portfolio	Growth Portfolio	Capital Appreciation Portfolio	Worldwide Growth Portfolio	International Growth Portfolio	Balanced Portfolio
Assets
Investments in Janus Aspen Series — Service Shares, at market value (note 2):
Global Life Sciences Portfolio (3,127,985 shares; cost — $24,411,825)	$19,643,747	—	—	—	—	—	—	—
Global Technology Portfolio (4,951,715 shares; cost — $26,531,601)	—	14,211,421	—	—	—	—	—	—
Aggressive Growth Portfolio (696,186 shares; cost — $17,658,670)	—	—	12,204,137	—	—	—	—	—
Growth Portfolio (1,253,438 shares; cost — $27,476,207)	—	—	—	20,882,277	—	—	—	—
Capital Appreciation Portfolio (1,013,845 shares; cost — $22,822,300)	—	—	—	—	19,344,157	—	—	—
Worldwide Growth Portfolio (1,157,412 shares; cost — $33,637,747)	—	—	—	—	—	28,437,616	—	—
International Growth Portfolio (2,308,264 shares; cost — $48,005,933)	—	—	—	—	—	—	47,065,502	—
Balanced Portfolio (3,166,375 shares; cost — $74,542,377)	—	—	—	—	—	—	—	70,673,485
Dividends Receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4)	—	1,434	—	—	—	—	129	—
Receivable for units sold	18,116	15,288	3,621	27,125	194	4,441	—	625,440

Total assets	19,661,863	14,228,143	12,207,758	20,909,402	19,344,351	28,442,057	47,065,631	71,298,925

Liabilities
Accrued expenses payable to affiliate (note 4)	3,391	2,784	2,186	3,634	3,125	4,191	4,545	9,953
Payable for units withdrawn	232,045	198,687	2,732	28,876	474	2,495,247	19,806,230	16,720

Total liabilities	235,436	201,471	4,918	32,510	3,599	2,499,438	19,810,775	26,673

Net assets attributable to variable deferred annuity contractholders	$19,426,427	14,026,672	12,202,840	20,876,892	19,340,752	25,942,619	27,254,856	71,272,252

Outstanding units: Type I (note 5)	116,185	142,188	—	—	—	—	—	—

Net asset value per unit: Type I	$7.59	2.95	—	—	—	—	—	—

Outstanding units: Type II (note 5)	841,831	1,520,123	—	—	—	—	—	—

Net asset value per unit: Type II	$7.55	2.94	—	—	—	—	—	—

Outstanding units: Type III (note 5)	921,642	1,655,988	678,724	952,774	722,862	1,121,100	513,262	2,445,582

Net asset value per unit: Type III	$7.52	2.93	4.71	6.02	7.19	6.53	6.57	9.18

Outstanding units: Type IV (note 5)	77,264	218,877	69,892	153,572	98,198	234,806	2,182,066	322,053

Net asset value per unit: Type IV	$7.52	2.93	4.70	6.02	7.18	6.53	6.56	9.17

Outstanding units: Type V (note 5)	—	—	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	—	—

Outstanding units: Type VI (note 5)	560,716	1,021,671	2,294,780	2,167,853	1,838,563	2,424,142	1,445,616	3,802,987

Net asset value per unit: Type VI	$7.07	2.87	3.17	5.15	6.00	5.37	5.33	8.65

Outstanding units: Type VII (note 5)	101,240	249,126	444,021	594,980	402,497	760,917	351,555	1,506,707

Net asset value per unit: Type VII	$7.04	2.86	3.16	5.13	5.98	5.35	5.30	8.61

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

June 30, 2002
(Unaudited)

	Goldman Sachs Variable Insurance Trust		Salomon Brothers Variable Series Funds Inc
	Growth and Income Fund	Mid Cap Value Fund	Strategic Bond Fund	Investors Fund	Total Return Fund
Assets
Investments in Goldman Sachs Variable Insurance Trust, at market value (note 2):
Growth and Income Fund (1,968,228 shares; cost — $19,698,548)	$17,595,955	—	—	—	—
Mid Cap Value Fund (16,726,155 shares; cost — $188,613,184)	—	201,382,901	—	—	—
Investments in Salomon Brothers Variable Series Funds Inc, at market value (note 2):
Strategic Bond Fund (3,516,075 shares; cost — $35,794,468)	—	—	35,828,807	—	—
Investors Fund (5,441,454 shares; cost — $70,603,708)	—	—	—	60,726,629	—
Total Return Fund (1,611,181 shares; cost — $16,910,295)	—	—	—	—	16,063,479
Dividends Receivable	—	—	—	—	—
Receivable from affiliate (note 4)	—	—	—	—	—
Receivable for units sold	27,731	147,948	174,891	726,610	168,958

Total assets	17,623,686	201,530,849	36,003,698	61,453,239	16,232,437

Liabilities
Accrued expenses payable to affiliate (note 4)	5,670	35,277	5,818	10,373	3,112
Payable for units withdrawn	48,706	92,862	54,996	56	—

Total liabilities	54,376	128,139	60,814	10,429	3,112

Net assets attributable to variable deferred annuity contractholders	$17,569,310	201,402,710	35,942,884	61,442,810	16,229,325

Outstanding units: Type I (note 5)	82,148	1,040,216	115,460	324,329	33,294

Net asset value per unit: Type I	$7.43	12.77	11.55	12.55	10.61

Outstanding units: Type II (note 5)	1,167,127	7,793,132	1,600,251	1,913,394	670,747

Net asset value per unit: Type II	$7.35	12.63	11.44	12.43	10.51

Outstanding units: Type III (note 5)	865,321	5,500,410	1,295,938	3,053,890	849,341

Net asset value per unit: Type III	$8.31	15.09	11.14	10.18	9.80

Outstanding units: Type IV (note 5)	156,959	500,427	169,148	271,192	53,112

Net asset value per unit: Type IV	$7.58	13.37	11.03	9.22	9.47

Outstanding units: Type V (note 5)	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—

Outstanding units: Type VI (note 5)	—	—	—	—	—

Net asset value per unit: Type VI	$—	—	—	—	—

Outstanding units: Type VII (note 5)	—	—	—	—	—

Net asset value per unit: Type VII	$—	—	—	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

June 30, 2002
(Unaudited)

	AIM Variable Insurance Funds
	AIM V.I. Capital Appreciation Fund	AIM V.I. Aggressive Growth Fund	AIM V.I. New Technology Fund	AIM V.I. Growth Fund	AIM V.I. Premier EquityFund	AIM V.I. Capital Development Fund	AIM V.I. Growth and Income Fund	AIM V.I. Global Utilities Fund	AIM V.I. Government Securities Fund
Assets
Investments in AIM Variable Insurance Funds, at market value (note 2):
AIM V.I. Capital Appreciation Fund (769,653 shares; cost — $17,556,198)	$14,346,334	—	—	—	—	—	—	—	—
AIM V.I. Aggressive Growth Fund (2,592 shares; cost — $28,059)	—	25,094	—	—	—	—	—	—	—
AIM V.I. New Technology Fund (4,237 shares; cost — $18,168)	—	—	12,119	—	—	—	—	—	—
AIM V.I. Growth Fund (611,970 shares; cost — $10,853,491)	—	—	—	7,949,493	—	—	—	—	—
AIM V.I. Premier Equity Fund (1,897,340 shares; cost — $45,061,029)	—	—	—	—	34,911,062	—	—	—	—
AIM V.I. Capital Development Fund (409 shares; cost — $4,859)					—	4,647	—	—	—
AIM V.I. Growth and Income Fund (23 shares; cost — $466)					—	—	437	—	—
AIM V.I. Global Utilities Fund (110 shares; cost — $1,009)					—	—	—	1,270	—
AIM V.I. Government Securities Fund (64,339 shares; cost — $767,464)									767,560
Dividends Receivable	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4)	—	—	—	—	—	—	—	—	—
Receivable for units sold	96,033	—	—	8,510	17,385	—	—	—	—

Total assets	14,442,367	25,094	12,119	7,958,003	34,928,447	4,647	437	1,270	767,560

Liabilities
Accrued expenses payable to affiliate (note 4)	2,648	2	5	1,339	5,724	—	—	1	17
Payable for units withdrawn	26,894	—	—	—	15,206	—	—	—	7,025

Total liabilities	29,542	2	5	1,339	20,930	—	—	1	7,042

Net assets attributable to variable deferred annuity contractholders	$14,412,825	25,092	12,114	7,956,664	34,907,517	4,647	437	1,269	760,518

Outstanding units: Type I (note 5)	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—	—	—	—	—

Outstanding units: Type II (note 5)	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—	—	—	—	—	—

Outstanding units: Type III (note 5)	664,475	—	—	392,960	1,645,233	—	—	—	—

Net asset value per unit: Type III	$6.44	—	—	5.18	6.81	—	—	—	—

Outstanding units: Type IV (note 5)	105,228	—	—	39,631	251,503	—	—	—	—

Net asset value per unit: Type IV	$6.44	—	—	5.17	6.80	—	—	—	—

Outstanding units: Type V (note 5)	333	4,120	5,133	—	—	506	68	219	66,771

Net asset value per unit: Type V	$5.41	6.09	2.36	—	—	9.18	6.44	5.80	11.39

Outstanding units: Type VI (note 5)	1,355,986	—	—	1,075,756	2,805,819	—	—	—	—

Net asset value per unit: Type VI	$5.26	—	—	3.86	5.72	—	—	—	—

Outstanding units: Type VII (note 5)	443,064	—	—	407,244	1,042,803	—	—	—	—

Net asset value per unit: Type VII	$5.24	—	—	3.84	5.70	—	—	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

June 30, 2002
(Unaudited)

	MFS® Variable Insurance Trust				Dreyfus
	MFS® Investors Growth Stock Series	MFS® Investors Trust Series	MFS® New Discovery Series	MFS® Utilities Series	Dreyfus Investment Portfolios-Emerging Markets Portfolio	The Dreyfus Socially Responsible Growth Fund, Inc.
Assets
Investments in MFS® Variable Insurance Trust, at market value (note 2):
MFS® Investors Growth Stock Series (2,140,190 shares; cost —$21,640,383)	$16,971,704	—	—	—	—	—
MFS® Investors Trust Series (872,655 shares; cost — $15,062,643)	—	13,020,005	—	—	—	—
MFS® New Discovery Series (1,246,198 shares; cost — $17,943,975)	—	—	15,340,702	—	—	—
MFS® Utilities Series (1,203,580 shares; cost — $20,525,301)	—	—	—	14,948,465		—
Investments in Dreyfus, at market value (note 2)
Dreyfus Investment Portfolios-Emerging Markets Portfolio (782,249 shares; cost — $8,034,834)	—	—	—	—	7,892,891	—
The Dreyfus Socially Responsible Growth Fund, Inc. (252,368 shares; cost — $7,748,235)	—	—	—	—	—	5,577,330
Dividends Receivable	—	—	—	—	—	—
Receivable from affiliate (note 4)	—	—	—	—	6	—
Receivable for units sold	14,593	10,484	341	15,147	456,339	10,247

Total assets	16,986,297	13,030,489	15,341,043	14,963,612	8,349,236	5,587,577

Liabilities
Accrued expenses payable to affiliate (note 4)	2,694	1,933	2,333	2,397	902	942
Payable for units withdrawn	24,282	8,321	551,979	—	2,665,793	48

Total liabilities	26,976	10,254	554,312	2,397	2,666,695	990

Net assets attributable to variable deferred annuity contractholders	$16,959,321	13,020,235	14,786,731	14,961,215	5,682,541	5,586,587

Outstanding units: Type I (note 5)	—	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—	—

Outstanding units: Type II (note 5)	—	—	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—	—	—

Outstanding units: Type III (note 5)	675,826	553,162	617,166	750,043	154,926	74,197

Net asset value per unit: Type III	$5.99	7.28	7.95	6.16	10.66	6.21

Outstanding units: Type IV (note 5)	100,639	61,701	48,472	52,895	23,252	23,498

Net asset value per unit: Type IV	$5.99	7.28	7.94	6.16	10.65	6.21

Outstanding units: Type V (note 5)	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—

Outstanding units: Type VI (note 5)	1,833,580	876,842	1,138,955	1,262,812	394,618	782,189

Net asset value per unit: Type VI	$5.42	7.08	6.72	6.04	7.87	5.40

Outstanding units: Type VII (note 5)	438,943	330,878	275,279	396,633	86,448	140,535

Net asset value per unit: Type VII	$5.40	7.06	6.69	6.02	7.84	5.38

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

June 30, 2002
(Unaudited)

	PIMCO Variable Insurance Trust				Rydex Variable Trust	Alliance Variable Products Series Fund, Inc.
	Foreign Bond Portfolio	Long-Term U.S. Government Portfolio	High Yield Portfolio	Total Return Portfolio	OTC Fund	Growth and Income Portfolio	Premier Growth Portfolio	Quasar Portfolio
Assets
Investments in PIMCO Variable Insurance Trust, at market value (note 2):
Foreign Bond Portfolio (499,748 shares; cost — $4,829,244)	$4,902,527	—	—	—	—	—	—	—
Long-Term U.S Government Portfolio (3,655,221 shares; cost — $38,349,500)	—	38,708,786	—	—	—	—	—	—
High Yield Portfolio (2,820,381 shares; cost — $22,006,081)	—	—	20,447,759		—	—	—	—
Total Return Portfolio (9,190,546 shares; cost — $91,603,148)	—	—	—	91,997,370		—	—	—
Investments in Rydex Variable Trust, at market value (note 2):
OTC Fund (482,152 shares; cost — $8,107,011)	—	—	—	—	4,700,983	—
Investments in Alliance Variable Products Series Fund, Inc., at market value (note 2):
Growth and Income Portfolio (4,467,440 shares; cost — $97,174,916)	—	—	—	—	—	82,111,550	—	—
Premier Growth Portfolio (1,336,217 shares; cost — $34,561,861)	—	—	—	—	—	—	26,283,390	—
Quasar Portfolio (578,419 shares; cost — $5,665,110)	—	—	—	—	—	—	—	4,795,090
Dividends Receivable	11,346	109,764	122,396	272,432	—	—	—	—
Receivable from affiliate (note 4)	—	—	—	—	—	—	—	—
Receivable for units sold	252,087	340,278	525,707	639,124	2,359	101,416	2,155	314

Total assets	5,165,960	39,158,828	21,095,862	92,908,926	4,703,342	82,212,966	26,285,545	4,795,404

Liabilities
Accrued expenses payable to affiliate (note 4)	12,009	115,313	125,442	285,047	947	12,887	4,403	795
Payable for units withdrawn	2,636	—	388	31,606	—	—	40,756	—

Total liabilities	14,645	115,313	125,830	316,653	947	12,887	45,159	795

Net assets attributable to variable deferred annuity contractholders	$5,151,315	39,043,515	20,970,032	92,592,273	4,702,395	82,200,079	26,240,386	4,794,609

Outstanding units: Type I (note 5)	—	—	—	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—	—	—	—

Outstanding units: Type II (note 5)	—	—	—	—	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—	—	—	—	—

Outstanding units: Type III (note 5)	221,252	1,201,054	836,710	2,541,295	311,354	2,912,133	1,283,220	222,989

Net asset value per unit: Type III	$11.13	11.31	9.68	11.16	3.65	9.04	6.28	7.45

Outstanding units: Type IV (note 5)	34,912	169,902	127,642	636,540	18,940	478,834	80,740	4,285

Net asset value per unit: Type IV	$11.12	11.31	9.67	11.15	3.64	9.03	6.27	7.44

Outstanding units: Type V (note 5)	—	—	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	—	—

Outstanding units: Type VI (note 5)	172,023	1,292,346	895,988	3,392,887	1,115,765	4,259,155	2,476,523	399,796

Net asset value per unit: Type VI	$11.28	12.11	9.51	11.58	2.54	9.11	5.10	6.14

Outstanding units: Type VII (note 5)	32,040	654,037	328,990	1,547,647	262,043	1,405,692	993,161	105,846

Net asset value per unit: Type VII	$11.24	12.06	9.47	11.53	2.53	9.07	5.08	6.11

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

June 30, 2002
(Unaudited)

	Prudential Series Fund, Inc.			Van Kampen Life Investment Trust — Class II Shares
	SP Prudential U.S. Emerging Growth Portfolio	SP Jennison International Growth Portfolio	Jennison Portfolio	Comstock Portfolio	Emerging Growth Portfolio
Assets
Investments in Prudential Series Fund, Inc., at market value (note 2):
SP Prudential U.S. Emerging Growth Portfolio (16,228 shares; cost — $111,707)	$84,870	—	—	—	—
SP Jennison International Growth Portfolio (3,324 shares; cost — $17,190)	—	17,017	—	—	—
Jennison Portfolio (2,229 shares; cost — $35,672)	—	—	33,323	—	—
Investments in Van Kampen Life Investment Trust — Class II Shares, at market value (note 2):
Comstock Portfolio (41,968 shares; cost — $446,962)	—	—	—	422,195	—
Emerging Growth Portfolio (1,546 shares; cost — $40,244)	—	—	—	—	35,674
Dividends Receivable	—	—	—	—	—
Receivable from affiliate (note 4)	—	—	—	—	—
Receivable for units sold	—	—	—	—	—

Total assets	84,870	17,017	33,323	422,195	35,674

Liabilities
Accrued expenses payable to affiliate (note 4)	14	2	5	57	6
Payable for units withdrawn	—	—	—	—	—

Total liabilities	14	2	5	57	6

Net assets attributable to variable deferred annuity contractholders	$84,856	17,015	33,318	422,138	35,668

Outstanding units: Type I (note 5)	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—

Outstanding units: Type II (note 5)	—	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—	—

Outstanding units: Type III (note 5)	12,703	2,448	4,719	2,755	1,032

Net asset value per unit: Type III	$6.68	6.95	7.06	8.99	8.86

Outstanding units: Type IV (note 5)	—	—	—	2,497	—

Net asset value per unit: Type IV	$—	—	—	8.99	—

Outstanding units: Type V (note 5)	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—

Outstanding units: Type VI (note 5)	—	—	—	19,662	—

Net asset value per unit: Type VI	$—	—	—	8.99	—

Outstanding units: Type VII (note 5)	—	—	—	22,043	2,994

Net asset value per unit: Type VII	$—	—	—	8.99	8.86

See accompanying notes to unaudited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations
(Unaudited)

	GE Investments Funds, Inc.
	S&P 500® Index Fund	Money Market Fund	Total Return Fund	International Equity Fund	Real Estate Securities Fund	Global Income Fund
	Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$—	5,030,256	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	144,814	267,173	67,211	5,443	25,286	1,786
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	2,467,317	1,802,131	515,173	78,739	313,422	20,839
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	1,150,737	1,816,429	254,697	49,336	140,362	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	135,775	409,727	29,109	12,158	11,024	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	285	20,959	5	2,001	180	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	218,522	219,229	524	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	90,470	73,795	—	—	—	—

Net investment income (expense)	(4,207,920)	420,813	(866,719)	(147,677)	(490,274)	(22,625)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(17,865,398)	—	(821,444)	(2,269,123)	4,509,547	(39,033)
Unrealized appreciation (depreciation) on investments	(64,144,482)	1	(5,273,372)	1,608,733	1,154,655	813,111
Capital gain distributions	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(82,009,880)	1	(6,094,816)	(660,390)	5,664,202	774,078

Increase (decrease) in net assets from operations	$(86,217,800)	420,813	(6,961,535)	(808,067)	5,173,928	751,453

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued
(Unaudited)

	GE Investments Funds, Inc. (continued)
	Mid-Cap Value Equity Fund	Income Fund	U.S. Equity Fund	Premier Growth Equity Fund	Value Equity Fund	Small-Cap Value Equity Fund
	Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	40,093	64,721	10,327	4,811	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	545,466	387,461	247,147	155,744	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	499,016	192,425	285,432	337,257	33,894	78,628
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	49,697	22,335	25,406	31,469	11,000	10,699
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	84	140	157	10	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	115,953	112	52,113	56,066	30,208	91,785
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	41,117	1,081	35,209	16,208	15,713	27,457

Net investment income (expense)	(1,291,426)	(668,275)	(655,791)	(601,565)	(90,815)	(208,569)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	1,521,469	(1,754)	(1,629,412)	(2,608,909)	(36,078)	180,782
Unrealized appreciation (depreciation) on investments	(3,294,802)	3,650,611	(8,596,409)	(7,128,932)	(1,144,039)	(468,409)
Capital gain distributions	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(1,773,333)	3,648,857	(10,225,821)	(9,737,841)	(1,180,117)	(287,627)

Increase (decrease) in net assets from operations	$(3,064,759)	2,980,582	(10,881,612)	(10,339,406)	(1,270,932)	(496,196)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued
(Unaudited)

	Oppenheimer Variable Account Funds					Oppenheimer Variable Account Funds — Class 2 Shares
	Bond Fund/VA	Capital Appreciation Fund/VA	Aggressive Growth Fund/VA	High Income Fund/VA	Multiple Strategies Fund/VA	Global Securities Fund/VA	Main Street Growth & Income Fund/VA
	Six months ended June 30, 2002					Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$9,155,673	1,529,837	1,058,603	11,871,529	3,578,441	105,766	155,238
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	69,001	190,049	225,959	113,121	106,149	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	539,801	1,230,625	688,977	560,093	358,623	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	221,541	482,754	215,528	119,889	111,073	65,439	56,484
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	24,244	57,522	21,827	14,139	14,930	9,819	10,593
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	—	—	—	—	—	91,929	93,045
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	—	—	—	—	—	24,740	38,985

Net investment income (expense)	8,301,086	(431,113)	(93,688)	11,064,287	2,987,666	(86,161)	(43,869)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(1,452,612)	(10,559,576)	(17,370,950)	(5,788,645)	(1,027,054)	(84,920)	(80,710)
Unrealized appreciation (depreciation) on investments	(4,895,187)	(48,997,800)	(15,638,574)	(10,072,763)	(9,279,441)	(2,094,781)	(2,214,853)
Capital gain distributions	—	—	—	—	534,584	—	—

Net realized and unrealized gain (loss) on investments	(6,347,799)	(59,557,376)	(33,009,524)	(15,861,408)	(9,771,911)	(2,179,701)	(2,295,563)

Increase (decrease) in net assets from operations	$1,953,287	(59,988,489)	(33,103,212)	(4,797,121)	(6,784,245)	(2,265,862)	(2,339,432)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued
(Unaudited)

	Variable Insurance Products Fund			Variable Insurance Products Fund II		Variable Insurance Products Fund III
	Equity-Income Portfolio	Growth Portfolio	Overseas Portfolio	Asset Manager Portfolio	Contrafund® Portfolio	Growth & Income Portfolio	Growth Opportunities Portfolio	Mid Cap Portfolio
	Six months ended June 30, 2002			Six months ended June 30, 2002		Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$9,915,930	948,753	442,597	9,984,495	3,168,300	1,541,603	526,380	266
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	587,249	515,557	140,042	986,075	206,834	25,935	12,299	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	2,623,140	1,507,228	178,193	472,869	1,791,955	520,758	244,241	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	612,680	749,853	73,403	120,006	709,184	279,117	101,660	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	68,458	63,421	18,178	15,519	87,061	38,867	13,063	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	1,212	—	—	216	13	103
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	—	—	—	—	—	—	—	—

Net investment income (expense)	6,024,403	(1,887,306)	31,569	8,390,026	373,266	676,710	155,104	163

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(2,472,084)	(27,093,074)	(5,604,152)	(4,209,691)	(5,793,000)	(3,576,980)	(3,097,729)	173
Unrealized appreciation (depreciation) on investments	(54,100,652)	(56,811,708)	4,480,214	(27,500,509)	(410,036)	(15,376,127)	(4,510,042)	(571)
Capital gain distributions	11,695,713	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(44,877,023)	(83,904,782)	(1,123,938)	(31,710,200)	(6,203,036)	(18,953,107)	(7,607,771)	(398)

Increase (decrease) in net assets from operations	$(38,852,620)	(85,792,088)	(1,092,369)	(23,320,174)	(5,829,770)	(18,276,397)	(7,452,667)	(235)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued
(Unaudited)

	Variable Insurance Products Fund — Service Class 2		Variable Insurance Products Fund II — Service Class 2	Variable Insurance Products Fund III — Service Class 2
	Equity-Income Portfolio	Growth Portfolio	Contrafund® Portfolio	Growth & Income Portfolio	Mid Cap Portfolio
	Six months ended June 30, 2002		Six months ended June 30, 2002	Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$612,250	37,853	199,901	171,770	292,030
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	135,014	80,835	88,200	38,833	89,589
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	16,499	17,476	18,212	7,000	10,074
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	123,183	112,553	99,868	44,420	166,156
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	62,374	37,166	38,870	22,218	45,721

Net investment income (expense)	275,180	(210,177)	(45,249)	59,299	(19,510)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(207,186)	(716,863)	(54,886)	(94,580)	176,419
Unrealized appreciation (depreciation) on investments	(4,594,546)	(6,438,434)	(610,184)	(2,348,435)	(1,353,986)
Capital gain distributions	761,175	—	—	—	—

Net realized and unrealized gain (loss) on investments	(4,040,557)	(7,155,297)	(665,070)	(2,443,015)	(1,177,567)

Increase (decrease) in net assets from operations	$(3,765,377)	(7,365,474)	(710,319)	(2,383,716)	(1,197,077)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued
(Unaudited)

	Federated Insurance Series				Federated Insurance Series — Service Shares	The Alger American Fund		PBHG Insurance Series Fund, Inc.
	American Leaders Fund II	High Income Bond Fund II	Utility Fund II	International Small Company Fund II	High Income Bond Fund II	Alger American Small Capitalization Portfolio	Alger American Growth Portfolio	PBHG Large Cap Growth Portfolio	PBHG Growth II Portfolio
	Six months ended June 30, 2002				Six months ended June 30, 2002	Six months ended June 30, 2002		Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$1,006,016	6,497,328	1,969,626	—	1,101,074	—	82,743	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	25,980	22,104	14,943	—	—	28,135	65,665	16,524	13,817
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	476,654	298,763	205,492	—	—	382,180	1,029,745	231,786	163,775
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	173,732	108,119	54,171	3,765	32,010	186,917	593,247	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	22,285	14,411	7,812	7,925	7,518	24,653	80,321	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	—	—	—	7,006	29,609	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	—	—	—	1,489	13,501	—	—	—	—

Net investment income (expense)	307,365	6,053,931	1,687,208	(20,185)	1,018,436	(621,885)	(1,686,235)	(248,310)	(177,592)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(971,014)	(3,265,961)	(2,695,672)	47,647	(330,061)	(18,005,916)	(24,942,389)	(5,590,933)	(1,596,334)
Unrealized appreciation (depreciation) on investments	(9,052,946)	(3,586,344)	(4,932,322)	25,499	(996,505)	5,035,190	(23,632,224)	(780,728)	(3,139,473)
Capital gain distributions	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(10,023,960)	(6,852,305)	(7,627,994)	73,146	(1,326,566)	(12,970,726)	(48,574,613)	(6,371,661)	(4,735,807)

Increase (decrease) in net assets from operations	$(9,716,595)	(798,374)	(5,940,786)	52,961	(308,130)	(13,592,611)	(50,260,848)	(6,619,971)	(4,913,399)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued
(Unaudited)

	Janus Aspen Series
	Aggressive Growth Portfolio	Growth Portfolio	Worldwide Growth Portfolio	Balanced Portfolio	Flexible Income Portfolio	International Growth Portfolio	Capital Appreciation Portfolio	Equity Income Portfolio
	Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$—	—	1,830,555	5,837,933	2,293,844	626,121	805,686	2
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	113,046	267,445	370,514	213,454	32,283	54,388	57,657	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	791,101	1,660,758	2,456,555	2,330,355	388,916	622,313	906,801	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	490,791	894,347	745,932	1,177,192	164,213	307,582	804,113	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	57,203	101,262	101,074	122,991	17,050	75,092	69,935	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	—	—	54	3,194	17	14
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	—	—	—	—	—	—	—	—
Net investment income (expense)	(1,452,141)	(2,923,812)	(1,843,520)	1,993,941	1,691,328	(436,448)	(1,032,837)	(12)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(61,879,283)	(35,002,817)	(27,552,932)	(4,919,607)	48,129	(16,785,484)	(19,982,049)	(9)
Unrealized appreciation (depreciation) on investments	16,627,972	(30,972,796)	(46,386,016)	(17,983,021)	256,097	(1,270,499)	787,253	(229)
Capital gain distributions	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(45,251,311)	(65,975,613)	(73,938,948)	(22,902,628)	304,226	(18,055,983)	(19,194,796)	(238)

Increase (decrease) in net assets from operations	$(46,703,452)	(68,899,425)	(75,782,468)	(20,908,687)	1,995,554	(18,492,431)	(20,227,633)	(250)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued
(Unaudited)

	Janus Aspen Series — Service Shares
	Global Life Sciences Portfolio	Global Technology Portfolio	Aggressive Growth Portfolio	Growth Portfolio	Capital Appreciation Portfolio	Worldwide Growth Portfolio	International Growth Portfolio	Balanced Portfolio
	Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$—	—	—	—	40,438	76,289	133,761	658,700
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	10,107	4,059	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	56,130	43,798	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	68,186	59,007	26,950	48,275	37,275	52,620	30,376	153,543
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	5,666	7,471	2,462	7,777	6,087	17,110	54,489	22,048
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	30,655	26,969	58,412	90,876	85,183	100,720	50,521	213,031
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	6,902	6,533	12,475	27,580	20,432	34,796	14,743	90,858

Net investment income (expense)	(177,646)	(147,837)	(100,299)	(174,508)	(108,539)	(128,957)	(16,368)	179,220

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(1,380,195)	(5,372,616)	(224,142)	(444,021)	(258,790)	(1,263,361)	561,426	(107,390)
Unrealized appreciation (depreciation) on investments	(3,673,668)	(1,479,002)	(2,571,188)	(3,403,382)	(1,201,670)	(2,403,115)	(359,490)	(2,962,147)
Capital gain distributions	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(5,053,863)	(6,851,618)	(2,795,330)	(3,847,403)	(1,460,460)	(3,666,476)	201,936	(3,069,537)

Increase (decrease) in net assets from operations	$(5,231,509)	(6,999,455)	(2,895,629)	(4,021,911)	(1,568,999)	(3,795,433)	185,568	(2,890,317)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued
(Unaudited)

	Goldman Sachs Variable Insurance Trust		Salomon Brothers Variable Series Funds Inc
	Growth and Income Fund	Mid Cap Value Fund	Strategic Bond Fund	Investors Fund	Total Return Fund
	Six months ended June 30, 2002		Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$—	—	91,321	—	897
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	3,578	58,308	5,617	25,341	1,885
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	60,178	601,238	104,828	187,335	48,796
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	56,414	611,574	96,886	240,555	63,188
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	10,757	48,678	11,805	20,923	3,995
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	—	—	—	—	—

Net investment income (expense)	(130,927)	(1,319,798)	(127,815)	(474,154)	(116,967)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(293,312)	4,442,272	68,185	(1,131,945)	(51,496)
Unrealized appreciation (depreciation) on investments	(459,776)	6,122,160	325,087	(7,952,761)	(621,880)
Capital gain distributions	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(753,088)	10,564,432	393,272	(9,084,706)	(673,376)

Increase (decrease) in net assets from operations	$(884,015)	9,244,634	265,457	(9,558,860)	(790,343)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued
(Unaudited)

	AIM Variable Insurance Funds
	AIM V.I. Capital Appreciation Fund	AIM V.I. Aggressive Growth Fund	AIM V.I. New Technology Fund	AIM V.I. Growth Fund	AIM V.I. Premier Equity Fund	AIM V.I. Capital Development Fund	AIM V.I. Growth and Income Fund	AIM V.I. Global Utilities Fund	AIM V.I. Government Securities Fund
	Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	33,177	—	—	14,972	90,834	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	5,347	—	—	1,701	12,984	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	15	61	84	—	—	18	8	9	122
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	54,756	—	—	32,789	124,823	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	22,218	—	—	14,318	52,836	—	—	—	—

Net investment income (expense)	(115,513)	(61)	(84)	(63,780)	(281,477)	(18)	(8)	(9)	(122)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(520,087)	830	(28,244)	(316,159)	(638,862)	—	(6)	108	496
Unrealized appreciation (depreciation) on investments	(1,801,717)	(3,372)	21,095	(1,620,209)	(8,102,915)	(237)	(34)	(326)	47
Capital gain distributions	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(2,321,804)	(2,542)	(7,149)	(1,936,368)	(8,741,777)	(237)	(40)	(218)	543

Increase (decrease) in net assets from operations	$(2,437,317)	(2,603)	(7,233)	(2,000,148)	(9,023,254)	(255)	(48)	(227)	421

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued
(Unaudited)

	MFS® Variable Insurance Trust				Dreyfus
	MFS® Investors Growth Stock Series	MFS® Investors Trust Series	MFS® New Discovery Series	MFS® Utilities Series	Dreyfus Investment Portfolios-Emerging Markets Portfolio	The Dreyfus Socially Responsible Growth Fund, Inc.
	Six months ended June 30, 2002				Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$—	54,178	—	364,009	—	405
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	33,038	30,171	37,142	35,676	10,566	3,522
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	5,223	4,268	4,379	2,526	8,719	1,262
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	73,814	41,600	50,630	58,708	13,248	33,431
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	20,353	19,420	14,902	20,344	4,291	6,994

Net investment income (expense)	(132,428)	(41,281)	(107,053)	246,755	(36,824)	(44,804)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(352,970)	(112,794)	(162,793)	(537,460)	371,014	(32,034)
Unrealized appreciation (depreciation) on investments	(3,111,242)	(1,647,661)	(2,965,797)	(3,208,784)	(229,793)	(1,077,469)
Capital gain distributions	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(3,464,212)	(1,760,455)	(3,128,590)	(3,746,244)	141,221	(1,109,503)

Increase (decrease) in net assets from operations	$(3,596,640)	(1,801,736)	(3,235,643)	(3,499,489)	104,397	(1,154,307)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued
(Unaudited)

	PIMCO Variable Insurance Trust				Rydex Variable Trust	Alliance Variable Products Series Fund, Inc.
	Foreign Bond Portfolio	Long-Term U.S. Government Portfolio	High Yield Portfolio	Total Return Portfolio	OTC Fund	Growth and Income Portfolio	Premier Growth Portfolio	Quasar Portfolio
	Six months ended June 30, 2002				Six months ended June 30, 2002	Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$70,829	652,008	678,006	1,385,335	—	429,857	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	14,771	80,396	54,600	160,321	10,621	198,247	62,762	12,321
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	2,194	13,561	7,472	42,745	988	32,684	4,523	230
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	9,589	87,632	48,986	202,565	26,683	258,736	99,240	19,312
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	1,890	49,874	21,689	109,038	6,768	94,672	45,152	5,060

Net investment income (expense)	42,385	420,545	545,259	870,666	(45,060)	(154,482)	(211,677)	(36,923)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	3,917	(139,562)	(132,586)	(8,838)	(425,744)	(582,734)	(818,939)	(41,982)
Unrealized appreciation (depreciation) on investments	64,325	1,256,095	(1,400,933)	910,495	(1,963,516)	(14,297,704)	(5,783,497)	(876,511)
Capital gain distributions	—	—	—	—	—	2,642,353	—	—

Net realized and unrealized gain (loss) on investments	68,242	1,116,533	(1,533,519)	901,657	(2,389,260)	(12,238,085)	(6,602,436)	(918,493)

Increase (decrease) in net assets from operations	$110,627	1,537,078	(988,260)	1,772,323	(2,434,320)	(12,392,567)	(6,814,113)	(955,416)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued
(Unaudited)

	Prudential Series Fund, Inc.			Van Kampen Life Investment Trust — Class II Shares
	SP Prudential U.S. Emerging Growth Portfolio	SP Jennison International Growth Portfolio	Jennison Portfolio	Comstock Portfolio	Emerging Growth Portfolio
	Six months ended June 30, 2002			Period from May 9, 2002 to June 30, 2002	Period from May 16, 2002 to June 30, 2002
Investment income:
Income — Ordinary dividends	$—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	659	141	288	18	18
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	—	—	—	32	37
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	—	—	—	147	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	—	—	—	320	52

Net investment income (expense)	(659)	(141)	(288)	(517)	(107)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(205)	(1,401)	115	(51)	(9,051)
Unrealized appreciation (depreciation) on investments	(24,345)	683	(7,837)	(24,766)	(4,571)
Capital gain distributions	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(24,550)	(718)	(7,722)	(24,817)	(13,622)

Increase (decrease) in net assets from operations	$(25,209)	(859)	(8,010)	(25,334)	(13,729)

See accompanying notes to unaudited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets
(Unaudited)

	GE Investments Funds, Inc.
	S&P 500® Index Fund	Money Market Fund	Total Return Fund	International Equity Fund	Real Estate Securities Fund	Global Income Fund
	Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(4,207,920)	420,813	(866,719)	(147,677)	(490,274)	(22,625)
Net realized gain (loss)	(17,865,398)	—	(821,444)	(2,269,123)	4,509,547	(39,033)
Unrealized appreciation (depreciation) on investments	(64,144,482)	1	(5,273,372)	1,608,733	1,154,655	813,111
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(86,217,800)	420,813	(6,961,535)	(808,067)	5,173,928	751,453

From capital transactions:
Net premiums	18,196,909	92,754,556	512,313	96,282	195,033	9,357
Transfers (to) from the general account of GE Life and Annuity Assurance Company (GE Life & Annuity):
Death benefits	(3,116,902)	(2,001,527)	(515,600)	(101,152)	(110,221)	(9,696)
Surrenders	(25,613,445)	(78,740,228)	(6,446,214)	(948,211)	(5,026,068)	(312,545)
Cost of insurance and administrative expense (note 4)	(327,075)	(283,839)	(61,216)	(10,121)	(45,099)	(1,307)
Transfer gain (loss) and transfer fees	(30,062)	(635,212)	167,755	12,874	(8,003)	10,259
Capital Contribution	—	—	—	—	(21,832,094)	—
Transfers (to) from the Guarantee Account	9,621,227	(11,269,383)	1,055,167	(121,704)	403,611	(104,520)
Interfund transfers	(11,465,468)	12,261,131	4,296,000	4,569,752	21,257,599	1,180,297

Increase (decrease) in net assets from capital transactions	(12,734,816)	12,085,498	(991,795)	3,497,720	(5,165,242)	771,845

Increase (decrease) in net assets	(98,952,616)	12,506,311	(7,953,330)	2,689,653	8,301	1,523,298
Net assets at beginning of year	615,837,450	674,464,079	125,670,323	32,699,737	85,051,315	8,536,767

Net assets at end of period	$516,884,834	686,970,390	117,716,993	35,389,390	85,059,616	10,060,065

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued
(Unaudited)

	GE Investments Funds, Inc. (continued)
	Mid-Cap Value Equity Fund	Income Fund	U.S. Equity Fund	Premier Growth Equity Fund	Value Equity Fund	Small-Cap Value Equity Fund
	Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(1,291,426)	(668,275)	(655,791)	(601,565)	(90,815)	(208,569)
Net realized gain (loss)	1,521,469	(1,754)	(1,629,412)	(2,608,909)	(36,078)	180,782
Unrealized appreciation (depreciation) on investments	(3,294,802)	3,650,611	(8,596,409)	(7,128,932)	(1,144,039)	(468,409)
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(3,064,759)	2,980,582	(10,881,612)	(10,339,406)	(1,270,932)	(496,196)

From capital transactions:
Net premiums	10,447,777	727,574	5,757,597	4,595,601	3,601,744	10,481,285
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(529,313)	(1,459,445)	(658,330)	(347,732)	(49,329)	(78,872)
Surrenders	(7,805,224)	(7,574,788)	(2,540,502)	(2,486,609)	(159,198)	(705,270)
Cost of insurance and administrative expense (note 4)	(95,861)	(52,525)	(36,765)	(29,164)	(3,823)	(5,021)
Transfer gain (loss) and transfer fees	(166,388)	1,913	10,918	(13,817)	(266)	(83,135)
Capital Contribution	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	5,364,153	150,336	2,365,723	2,766,367	1,430,050	3,233,074
Interfund transfers	25,431,682	28,743,005	4,691,954	(1,287,489)	999,411	3,267,943

Increase (decrease) in net assets from capital transactions	32,646,826	20,536,070	9,590,595	3,197,157	5,818,589	16,110,004

Increase (decrease) in net assets	29,582,067	23,516,652	(1,291,017)	(7,142,249)	4,547,657	15,613,808
Net assets at beginning of year	162,493,300	90,893,485	85,448,538	82,175,544	8,938,486	20,190,503

Net assets at end of period	$192,075,367	114,410,137	84,157,521	75,033,295	13,486,143	35,804,311

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued
(Unaudited)

	Oppenheimer Variable Account Funds					Oppenheimer Variable Account Funds — Class 2 Shares
	Bond Fund/VA	Capital Appreciation Fund/VA	Aggressive Growth Fund/VA	High Income Fund/VA	Multiple Strategies Fund/VA	Global Securities Fund/VA	Main Street Growth & Income Fund/VA
	Six months ended June 30, 2002					Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$8,301,086	(431,113)	(93,688)	11,064,287	2,987,666	(86,161)	(43,869)
Net realized gain (loss)	(1,452,612)	(10,559,576)	(17,370,950)	(5,788,645)	(1,027,054)	(84,920)	(80,710)
Unrealized appreciation (depreciation) on investments	(4,895,187)	(48,997,800)	(15,638,574)	(10,072,763)	(9,279,441)	(2,094,781)	(2,214,853)
Capital gain distributions	—	—	—	—	534,584	—	—

Increase (decrease) in net assets from operations	1,953,287	(59,988,489)	(33,103,212)	(4,797,121)	(6,784,245)	(2,265,862)	(2,339,432)

From capital transactions:
Net premiums	247,594	1,061,384	251,254	168,710	296,361	7,037,462	5,847,584
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(496,549)	(958,332)	(906,450)	(634,927)	(373,590)	(50,214)	(78,641)
Surrenders	(7,746,158)	(14,663,512)	(10,245,482)	(8,553,793)	(4,794,702)	(379,384)	(491,220)
Cost of insurance and administrative expense (note 4)	(65,644)	(161,375)	(110,966)	(74,002)	(50,785)	(6,257)	(9,139)
Transfer gain (loss) and transfer fees	(46,560)	(23,297)	274,407	(16,643)	8,128	(163,052)	(5,240)
Capital Contribution	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(250,269)	258,895	(189,209)	(52,259)	528,065	3,407,928	3,784,673
Interfund transfers	397,178	(4,103,060)	(8,996,567)	(1,652,432)	86,507	947,515	1,440,117

Increase (decrease) in net assets from capital transactions	(7,960,408)	(18,589,297)	(19,923,013)	(10,815,346)	(4,300,016)	10,793,998	10,488,134

Increase (decrease) in net assets	(6,007,121)	(78,577,786)	(53,026,225)	(15,612,467)	(11,084,261)	8,528,136	8,148,702
Net assets at beginning of year	128,164,991	302,183,568	195,618,754	121,616,995	90,614,628	19,954,460	21,041,353

Net assets at end of period	$122,157,870	223,605,782	142,592,529	106,004,528	79,530,367	28,482,596	29,190,055

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued
(Unaudited)

	Variable Insurance Products Fund			Variable Insurance Products Fund II		Variable Insurance Products Fund III
	Equity-Income Portfolio	Growth Portfolio	Overseas Portfolio	Asset Manager Portfolio	Contrafund® Portfolio	Growth & Income Portfolio	Growth Opportunities Portfolio	Mid Cap Portfolio
	Six months ended June 30, 2002			Six months ended June 30, 2002		Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$6,024,403	(1,887,306)	31,569	8,390,026	373,266	676,710	155,104	163
Net realized gain (loss)	(2,472,084)	(27,093,074)	(5,604,152)	(4,209,691)	(5,793,000)	(3,576,980)	(3,097,729)	173
Unrealized appreciation (depreciation) on investments	(54,100,652)	(56,811,708)	4,480,214	(27,500,509)	(410,036)	(15,376,127)	(4,510,042)	(571)
Capital gain distributions	11,695,713	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(38,852,620)	(85,792,088)	(1,092,369)	(23,320,174)	(5,829,770)	(18,276,397)	(7,452,667)	(235)

From capital transactions:
Net premiums	1,524,523	1,183,421	76,280	847,123	757,870	230,782	46,569	835
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(2,636,021)	(1,692,693)	(281,478)	(1,671,407)	(1,380,000)	(686,111)	(255,288)	—
Surrenders	(40,279,095)	(26,477,978)	(4,354,823)	(19,475,366)	(22,450,718)	(4,992,578)	(2,116,383)	—
Cost of insurance and administrative expense (note 4)	(323,400)	(285,676)	(46,533)	(276,789)	(218,849)	(67,020)	(29,141)	—
Transfer gain (loss) and transfer fees	(4,109,087)	(125,250)	3,209	23,107	(67,682)	(13,225)	(4,507)	—
Capital Contribution	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	190,616	553,362	1,581,618	386,749	574,650	1,114,638	(107,470)	—
Interfund transfers	22,261,769	(25,414,270)	2,695,966	(2,832,701)	238,609	521,661	(4,561,380)	(694)

Increase (decrease) in net assets from capital transactions	(23,370,695)	(52,259,084)	(325,761)	(22,999,284)	(22,546,120)	(3,891,853)	(7,027,600)	141

Increase (decrease) in net assets	(62,223,315)	(138,051,172)	(1,418,130)	(46,319,458)	(28,375,890)	(22,168,250)	(14,480,267)	(94)
Net assets at beginning of year	581,778,792	463,522,637	63,140,350	277,460,728	405,220,950	127,111,818	58,305,219	21,779

Net assets at end of period	$519,555,477	325,471,465	61,722,220	231,141,270	376,845,060	104,943,568	43,824,952	21,685

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued
(Unaudited)

	Variable Insurance Products Fund—Service Class 2		Variable Insurance Products Fund II—Service Class 2	Variable Insurance Products Fund III—Service Class 2
	Equity-Income Portfolio	Growth Portfolio	Contrafund® Portfolio	Growth & Income Portfolio	Mid Cap Portfolio
	Six months ended June 30, 2002		Six months ended June 30, 2002	Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$275,180	(210,177)	(45,249)	59,299	(19,510)
Net realized gain (loss)	(207,186)	(716,863)	(54,886)	(94,580)	176,419
Unrealized appreciation (depreciation) on investments	(4,594,546)	(6,438,434)	(610,184)	(2,348,435)	(1,353,986)
Capital gain distributions	761,175	—	—	—	—

Increase (decrease) in net assets from operations	(3,765,377)	(7,365,474)	(710,319)	(2,383,716)	(1,197,077)

From capital transactions:
Net premiums	11,548,543	4,845,117	7,334,412	2,802,499	9,219,739
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(179,856)	(53,750)	(258,598)	(195,513)	(87,531)
Surrenders	(885,698)	(733,335)	(757,054)	(327,460)	(890,526)
Cost of insurance and administrative expense (note 4)	(10,670)	(9,193)	(7,822)	(5,141)	(12,106)
Transfer gain (loss) and transfer fees	(2,132)	3,702	5,410	2,284	(11,403)
Capital Contribution	—	—	—	—	—
Transfers (to) from the Guarantee Account	5,529,947	3,940,914	2,308,929	1,715,888	5,464,925
Interfund transfers	4,525,813	425,364	1,696,849	363,103	2,456,741

Increase (decrease) in net assets from capital transactions	20,525,947	8,418,819	10,322,126	4,355,660	16,139,839

Increase (decrease) in net assets	16,760,570	1,053,345	9,611,807	1,971,944	14,942,762
Net assets at beginning of year	33,672,755	29,424,369	26,251,487	12,834,414	32,227,855

Net assets at end of period	$50,433,325	30,477,714	35,863,294	14,806,358	47,170,617

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued
(Unaudited)

	Federated Insurance Series				Federated Insurance Series — Service Shares	The Alger American Fund		PBHG Insurance Series Fund, Inc.
	American Leaders Fund II	High Income Bond Fund II	Utility Fund II	International Small Company Fund II	High Income Bond Fund II	Alger American Small Capitalization Portfolio	Alger American Growth Portfolio	PBHG Large Cap Growth Portfolio	PBHG Growth II Portfolio
	Six months ended June 30, 2002				Six months ended June 30, 2002	Six months ended June 30, 2002		Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$307,365	6,053,931	1,687,208	(20,185)	1,018,436	(621,885)	(1,686,235)	(248,310)	(177,592)
Net realized gain (loss)	(971,014)	(3,265,961)	(2,695,672)	47,647	(330,061)	(18,005,916)	(24,942,389)	(5,590,933)	(1,596,334)
Unrealized appreciation (depreciation) on investments	(9,052,946)	(3,586,344)	(4,932,322)	25,499	(996,505)	5,035,190	(23,632,224)	(780,728)	(3,139,473)
Capital gain distributions	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(9,716,595)	(798,374)	(5,940,786)	52,961	(308,130)	(13,592,611)	(50,260,848)	(6,619,971)	(4,913,399)

From capital transactions:
Net premiums	208,583	332,292	77,460	882,535	2,818,182	400,800	586,580	101,628	75,398
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(996,575)	(554,357)	(244,462)	—	(16,465)	(544,848)	(871,193)	(238,146)	(155,270)
Surrenders	(4,724,385)	(3,059,293)	(3,036,573)	(20,956)	(188,028)	(5,292,085)	(12,027,206)	(1,539,871)	(1,275,464)
Cost of insurance and administrative expense (note 4)	(52,863)	(26,794)	(22,940)	(256)	(4,016)	(52,117)	(138,125)	(22,425)	(19,597)
Transfer gain (loss) and transfer fees	7,033	(43,104)	8,589	4,341	(2,386)	3,466	(66,843)	5,806	12,038
Capital Contribution	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	5,817	513,455	(7,354)	224,850	1,765,756	132,425	(258,279)	95,368	67,541
Interfund transfers	749,215	(869,200)	(1,697,108)	1,668,885	454,828	(1,345,460)	(23,665,698)	(7,333,392)	(2,295,866)

Increase (decrease) in net assets from capital transactions	(4,803,175)	(3,707,001)	(4,922,388)	2,759,399	4,827,871	(6,697,819)	(36,440,764)	(8,931,032)	(3,591,220)

Increase (decrease) in net assets	(14,519,770)	(4,505,375)	(10,863,174)	2,812,360	4,519,741	(20,290,430)	(86,701,612)	(15,551,003)	(8,504,619)
Net assets at beginning of year	103,001,033	58,985,110	45,628,337	1,315,723	7,312,855	94,003,042	284,598,362	43,318,496	29,934,351

Net assets at end of period	$88,481,263	54,479,735	34,765,163	4,128,083	11,832,596	73,712,612	197,896,750	27,767,493	21,429,732

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued
(Unaudited)

	Janus Aspen Series
	Aggressive Growth Portfolio	Growth Portfolio	Worldwide Growth Portfolio	Balanced Portfolio	Flexible Income Portfolio	International Growth Portfolio	Capital Appreciation Portfolio	Equity Income Portfolio
	Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(1,452,141)	(2,923,812)	(1,843,520)	1,993,941	1,691,328	(436,448)	(1,032,837)	(12)
Net realized gain (loss)	(61,879,283)	(35,002,817)	(27,552,932)	(4,919,607)	48,129	(16,785,484)	(19,982,049)	(9)
Unrealized appreciation (depreciation) on investments	16,627,972	(30,972,796)	(46,386,016)	(17,983,021)	256,097	(1,270,499)	787,253	(229)
Capital gain distributions	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(46,703,452)	(68,899,425)	(75,782,468)	(20,908,687)	1,995,554	(18,492,431)	(20,227,633)	(250)

From capital transactions:
Net premiums	717,607	1,034,059	1,043,513	1,733,275	224,944	303,463	596,262	670
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(647,380)	(2,423,925)	(2,140,987)	(3,183,605)	(526,898)	(561,368)	(515,125)	—
Surrenders	(11,882,253)	(22,086,886)	(26,624,289)	(25,186,249)	(8,056,002)	(9,119,786)	(11,389,165)	—
Cost of insurance and administrative expense (note 4)	(141,080)	(278,204)	(328,579)	(300,932)	(70,197)	(139,194)	(177,680)	—
Transfer gain (loss) and transfer fees	(380,554)	(62,266)	(267,450)	(118,455)	2,771,847	732,692	(517,584)	4
Capital Contribution	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(392,198)	(733,263)	(747,131)	335,046	(49,676)	226,494	(5,586)	—
Interfund transfers	(24,327,393)	(41,616,432)	(28,080,568)	5,360,207	10,929,130	(5,118,681)	(31,351,729)	228

Increase (decrease) in net assets from capital transactions	(37,053,251)	(66,166,917)	(57,145,491)	(21,360,713)	5,223,148	(13,676,380)	(43,360,607)	902

Increase (decrease) in net assets	(83,756,703)	(135,066,342)	(132,927,959)	(42,269,400)	7,218,702	(32,168,811)	(63,588,240)	652
Net assets at beginning of year	251,288,036	469,114,915	589,263,975	555,620,520	86,804,419	164,483,057	284,468,523	2,373

Net assets at end of period	$167,531,333	334,048,573	456,336,016	513,351,120	94,023,121	132,314,246	220,880,283	3,025

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued
(Unaudited)

	Janus Aspen Series — Service Shares
	Global Life Sciences Portfolio	Global Technology Portfolio	Aggressive Growth Portfolio	Growth Portfolio	Capital Appreciation Portfolio	Worldwide Growth Portfolio	International Growth Portfolio	Balanced Portfolio
	Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(177,646)	(147,837)	(100,299)	(174,508)	(108,539)	(128,957)	(16,368)	179,220
Net realized gain (loss)	(1,380,195)	(5,372,616)	(224,142)	(444,021)	(258,790)	(1,263,361)	561,426	(107,390)
Unrealized appreciation (depreciation) on investments	(3,673,668)	(1,479,002)	(2,571,188)	(3,403,382)	(1,201,670)	(2,403,115)	(359,490)	(2,962,147)
Capital gain distributions	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(5,231,509)	(6,999,455)	(2,895,629)	(4,021,911)	(1,568,999)	(3,795,433)	185,568	(2,890,317)

From capital transactions:
Net premiums	1,347,866	675,349	1,631,459	2,438,328	1,730,709	2,845,011	3,220,427	11,773,645
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(61,918)	(123,941)	(58,814)	(190,537)	(36,806)	(207,990)	(50,211)	(298,674)
Surrenders	(1,334,519)	(865,722)	(211,992)	(646,722)	(367,464)	(688,743)	(783,925)	(1,376,597)
Cost of insurance and administrative expense (note 4)	(12,995)	(9,733)	(4,176)	(5,504)	(5,526)	(6,855)	(3,502)	(21,225)
Transfer gain (loss) and transfer fees	5,762	(9,405)	(54)	2,520	(2,000)	(6,667)	2,722,097	(14,653)
Capital Contribution	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	493,442	409,158	1,148,149	1,573,164	1,308,451	2,059,008	1,099,311	7,731,166
Interfund transfers	(4,105,498)	(1,739,664)	(549,541)	(503,653)	(313,957)	904,546	9,081,237	4,747,435

Increase (decrease) in net assets from capital transactions	(3,667,860)	(1,663,958)	1,955,031	2,667,596	2,313,407	4,898,310	15,285,434	22,541,097

Increase (decrease) in net assets	(8,899,369)	(8,663,413)	(940,598)	(1,354,315)	744,408	1,102,877	15,471,002	19,650,780
Net assets at beginning of year	28,325,796	22,690,085	13,143,438	22,231,207	18,596,344	24,839,742	11,783,854	51,621,472

Net assets at end of period	$19,426,427	14,026,672	12,202,840	20,876,892	19,340,752	25,942,619	27,254,856	71,272,252

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued
(Unaudited)

	Goldman Sachs Variable Insurance Trust		Salomon Brothers Variable Series Funds Inc
	Growth and Income Fund	Mid Cap Value Fund	Strategic Bond Fund	Investors Fund	Total Return Fund
	Six months ended June 30, 2002		Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(130,927)	(1,319,798)	(127,815)	(474,154)	(116,967)
Net realized gain (loss)	(293,312)	4,442,272	68,185	(1,131,945)	(51,496)
Unrealized appreciation (depreciation) on investments	(459,776)	6,122,160	325,087	(7,952,761)	(621,880)
Capital gain distributions	—	—	—	—	—

Increase (decrease) in net assets from operations	(884,015)	9,244,634	265,457	(9,558,860)	(790,343)

From capital transactions:
Net premiums	67,985	805,659	219,468	227,270	137,943
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(76,822)	(1,131,471)	(145,885)	(94,708)	(56,499)
Surrenders	(967,978)	(9,615,951)	(1,450,769)	(2,730,915)	(803,724)
Cost of insurance and administrative expense (note 4)	(8,910)	(109,193)	(13,600)	(34,809)	(8,785)
Transfer gain (loss) and transfer fees	(25,105)	(47,402)	(211)	(12,585)	(38,452)
Capital Contribution	—	—	—	—	—
Transfers (to) from the Guarantee Account	161,122	(176,075)	108,839	582,614	142,909
Interfund transfers	1,162,294	54,620,172	9,647,207	8,794,208	2,185,606

Increase (decrease) in net assets from capital transactions	312,586	44,345,739	8,365,049	6,731,075	1,558,998

Increase (decrease) in net assets	(571,429)	53,590,373	8,630,506	(2,827,785)	768,655
Net assets at beginning of year	18,140,739	147,812,337	27,312,378	64,270,595	15,460,670

Net assets at end of period	$17,569,310	201,402,710	35,942,884	61,442,810	16,229,325

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued
(Unaudited)

	AIM Variable Insurance Funds
	AIM V.I. Capital Appreciation Fund	AIM V.I. Aggressive Growth Fund	AIM V.I. New Technology Fund	AIM V.I. Growth Fund	AIM V.I. Premier Equity Fund	AIM V.I. Capital Development Fund	AIM V.I. Growth and Income Fund	AIM V.I. Global Utilities Fund	AIM V.I. Government Securities Fund
	Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(115,513)	(61)	(84)	(63,780)	(281,477)	(18)	(8)	(9)	(122)
Net realized gain (loss)	(520,087)	830	(28,244)	(316,159)	(638,862)	—	(6)	108	496
Unrealized appreciation (depreciation) on investments	(1,801,717)	(3,372)	21,095	(1,620,209)	(8,102,915)	(237)	(34)	(326)	47
Capital gain distributions	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(2,437,317)	(2,603)	(7,233)	(2,000,148)	(9,023,254)	(255)	(48)	(227)	421

From capital transactions:
Net premiums	2,188,477	450	100	1,262,083	7,006,658	—	200	565	1,295
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(65,536)	—	—	(30,397)	(308,453)	—	—	—	—
Surrenders	(515,676)	(36)	(41)	(241,586)	(909,729)	—	—	—	(7,038)
Cost of insurance and administrative expense (note 4)	(5,290)	—	—	(2,748)	(10,943)	—	—	—	—
Transfer gain (loss) and transfer fees	(6,023)	(207)	(76)	(9,710)	(29,593)	—	6	5	(940)
Capital Contribution	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	1,789,685	—	—	957,583	3,898,557	—	—	—	—
Interfund transfers	(2,327,750)	18,457	(34,083)	211,537	240,605	—	9	(124)	757,692

Increase (decrease) in net assets from capital transactions	1,057,887	18,664	(34,100)	2,146,762	9,887,102	—	215	446	751,009

Increase (decrease) in net assets	(1,379,430)	16,061	(41,333)	146,614	863,848	(255)	167	219	751,430
Net assets at beginning of year	15,792,255	9,031	53,447	7,810,050	34,043,669	4,902	270	1,050	9,088

Net assets at end of period	$14,412,825	25,092	12,114	7,956,664	34,907,517	4,647	437	1,269	760,518

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued
(Unaudited)

	MFS® Variable Insurance Trust				Dreyfus
	MFS® Investors Growth Stock Series	MFS® Investors Trust Series	MFS® New Discovery Series	MFS® Utilities Series	Dreyfus Investment Portfolios-Emerging Markets Portfolio	The Dreyfus Socially Responsible Growth Fund, Inc.
	Six months ended June 30, 2002				Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(132,428)	(41,281)	(107,053)	246,755	(36,824)	(44,804)
Net realized gain (loss)	(352,970)	267,173	(162,793)	(537,460)	371,014	(32,034)
Unrealized appreciation (depreciation) on investments	(3,111,242)	(1,647,661)	(2,965,797)	(3,208,784)	(229,793)	(1,077,469)
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(3,596,640)	(1,421,769)	(3,235,643)	(3,499,489)	104,397	(1,154,307)

From capital transactions:
Net premiums	3,279,504	1,922,260	4,129,267	2,062,937	1,467,249	602,779
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(85,485)	(76,596)	(31,506)	(117,605)	—	(8,844)
Surrenders	(294,648)	(223,750)	(204,115)	(321,853)	(68,467)	(33,326)
Cost of insurance and administrative expense (note 4)	(4,202)	(4,320)	(4,028)	(6,434)	(906)	(9,074)
Transfer gain (loss) and transfer fees	(3,732)	(382,987)	(6,386)	2,487	1,431	1,406
Capital Contribution	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	1,736,313	1,784,489	2,471,459	2,351,743	459,583	366,346
Interfund transfers	(43,169)	659,399	132,832	354,681	496,192	758

Increase (decrease) in net assets from capital transactions	4,584,581	3,678,495	6,487,523	4,325,956	2,355,082	920,045

Increase (decrease) in net assets	987,941	2,256,726	3,251,880	826,467	2,459,479	(234,262)
Net assets at beginning of year	15,971,380	10,763,509	11,534,851	14,134,748	3,223,062	5,820,849

Net assets at end of period	$16,959,321	13,020,235	14,786,731	14,961,215	5,682,541	5,586,587

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued
(Unaudited)

	PIMCO Variable Insurance Trust				Rydex Variable Trust	Alliance Variable Products Series Fund, Inc.
	Foreign Bond Portfolio	Long-Term U.S. Government Portfolio	High Yield Portfolio	Total Return Portfolio	OTC Fund	Growth and Income Portfolio	Premier Growth Portfolio	Quasar Portfolio
	Six months ended June 30, 2002				Six months ended June 30, 2002	Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$42,385	420,545	545,259	870,666	(45,060)	(154,482)	(211,677)	(36,923)
Net realized gain (loss)	3,917	(139,562)	(132,586)	(8,838)	(425,744)	(582,734)	(818,939)	(41,982)
Unrealized appreciation (depreciation) on investments	64,325	1,256,095	(1,400,933)	910,495	(1,963,516)	(14,297,704)	(5,783,497)	(876,511)
Capital gain distributions	—	—	—	—	—	2,642,353	—	—

Increase (decrease) in net assets from operations	110,627	1,537,078	(988,260)	1,772,323	(2,434,320)	(12,392,567)	(6,814,113)	(955,416)

From capital transactions:
Net premiums	951,024	8,330,091	6,259,412	21,108,376	630,816	17,571,244	3,864,324	959,902
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	4	(13,950)	(135,953)	(291,800)	(134,124)	(195,286)	(194,630)	(2,978)
Surrenders	(68,744)	(692,788)	(353,430)	(1,610,455)	(92,503)	(1,353,466)	(724,204)	(58,839)
Cost of insurance and administrative expense (note 4)	(445)	(7,230)	(3,620)	(14,174)	(1,817)	(20,213)	(8,549)	(1,369)
Transfer gain (loss) and transfer fees	(11,455)	(131,110)	(135,393)	20,596,467	(1,922)	20,867,754	(11,469)	(328)
Capital Contribution	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	595,524	5,509,345	2,579,768	13,045,903	450,099	9,816,615	3,436,702	490,127
Interfund transfers	917,705	1,639,859	704,624	(9,929,606)	99,980	(13,632,533)	(483,517)	(27,004)

Increase (decrease) in net assets from capital transactions	2,383,613	14,634,217	8,915,408	42,904,711	950,529	33,054,115	5,878,657	1,359,511

Increase (decrease) in net assets	2,494,240	16,171,295	7,927,148	44,677,034	(1,483,791)	20,661,548	(935,456)	404,095
Net assets at beginning of year	2,657,075	22,872,220	13,042,884	47,915,239	6,186,186	61,538,531	27,175,842	4,390,514

Net assets at end of period	$5,151,315	39,043,515	20,970,032	92,592,273	4,702,395	82,200,079	26,240,386	4,794,609

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued
(Unaudited)

	Prudential Series Fund, Inc.			Van Kampen Life Investment Trust — Class II Shares
	SP Prudential U.S. Emerging Growth Portfolio	SP Jennison International Growth Portfolio	Jennison Portfolio	Comstock Portfolio	Emerging Growth Portfolio
	Six months ended June 30, 2002			Period from May 9, 2002 to June 30, 2002	Period from May 16, 2002 to June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(659)	(141)	(288)	(517)	(107)
Net realized gain (loss)	(205)	(1,401)	115	(51)	(9,051)
Unrealized appreciation (depreciation) on investments	(24,345)	683	(7,837)	(24,766)	(4,571)
Capital gain distributions	—	—	—	—	—

Increase (decrease) in net assets from operations	(25,209)	(859)	(8,010)	(25,334)	(13,729)

From capital transactions:
Net premiums	3,751	1,277	—	100,738	5,763
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—
Surrenders	(801)	(355)	(873)	(3,100)	—
Cost of insurance and administrative expense (note 4)	—	—	—	—	—
Transfer gain (loss) and transfer fees	7	24	2	10	6
Capital Contribution	—	—	—	—	—
Transfers (to) from the Guarantee Account	—	—	595	9,471	—
Interfund transfers	25,140	(259)	1,331	340,353	43,628

Increase (decrease) in net assets from capital transactions	28,097	687	1,055	447,472	49,397

Increase (decrease) in net assets	2,888	(172)	(6,995)	422,138	35,668
Net assets at beginning of year	81,968	17,187	40,273	—	—

Net assets at end of period	$84,856	17,015	33,318	422,138	35,668

See accompanying notes to unaudited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements
June 30, 2002

(1)  Description of Entity

GE Life & Annuity Separate Account 4 is a separate investment account established in 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity contracts issued by GE Life & Annuity. GE Life & Annuity is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is directly or indirectly, a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

During May 2002, two subaccounts were added to the Account for Type III, Type IV, Type VI, Type VII and Type VIII contracts (See Note 2). These subaccounts invest in the Van Kampen Life Investment Trust Comstock Portfolio — Class II Shares and the Van Kampen Life Investment Trust Emerging Growth Portfolio — Class II Shares.

During 2002, AIM Variable Insurance Funds changed the name of its AIM V. I. Value Fund to AIM V. I. Premier Equity Fund. In addition, PIMCO Variable Insurance Trust changed the name of its High Yield Bond Portfolio to High Yield Portfolio, its Long-Term U. S. Government Bond Portfolio to Long-Term U. S. Government Portfolio and its Total Return Bond Portfolio to Total Return Portfolio. Additionally, The Prudential Series Fund, Inc. changed the name of its Prudential Jennison Portfolio to Jennison Portfolio. There were no amounts issued in The Prudential Series Fund, Inc. — Equity Portfolio Class II Shares as of period ended June 30, 2002.

During 2001, MFS® Variable Insurance Trust changed the name of its MFS® Growth Series to MFS® Investors Growth Stock Series and its MFS® Growth With Income Series to MFS® Investors Trust Series. In addition, AIM Variable Insurance Funds changed the name of its AIM V.I. Telecommunications Fund to AIM V.I. New Technology Fund.

In 2001, the Janus Aspen Series — High Yield Portfolio was removed as an available subaccount in the Account.

In May 2000, four new subaccounts were added to the Account for Type III contracts (See Note 2). These subaccounts invest in The Prudential Series Fund, Inc. — Equity Portfolio Class II Shares, The Prudential Series Fund, Inc. — Jennison Portfolio Class II Shares, The Prudential Series Fund, Inc. — SP Jennison International Growth Portfolio Class II Shares, The Prudential Series Fund, Inc. — SP Prudential U.S. Emerging Growth Portfolio Class II Shares.

In June 2000, 33 new subaccounts were added to the Account (See Note 2). These subaccounts invest in the AIM Variable Insurance Funds — AIM V.I. Growth Fund Series I Shares, AIM Variable Insurance Funds — AIM V.I. Premier Equity Fund Series I Shares (formerly AIM V.I. Value Fund), Alliance Variable Products Series Fund, Inc. — Growth and Income Portfolio Class B, Alliance Variable Products Series Fund, Inc. — Premier Growth Portfolio Class B, Alliance Variable Products Series Fund, Inc. — Quasar Portfolio Class B, Dreyfus Investment Portfolios — Emerging Markets Portfolio Initial Shares, The Dreyfus Socially Responsible Growth Fund, Inc. Initial Shares, Federated Insurance Series — Federated High Income Bond Fund II Service Shares, Federated Insurance Series — Federated International Small Company Fund II, Fidelity Variable Insurance Products Fund — VIP Equity-Income Portfolio Service Class 2, Fidelity Variable Insurance Products Fund — VIP Growth Portfolio Service Class 2, Fidelity Variable Insurance Products Fund II — VIP II Contrafund® Service Class 2, Fidelity Variable Insurance Products Fund III — VIP III Growth & Income Portfolio Service Class 2, Fidelity Variable Insurance Products Fund III — VIP III Mid Cap Portfolio Service Class 2, GE Investments Funds, Inc. — Value Equity Fund, GE Investments Funds, Inc. — Small-Cap Value Equity Fund, Janus Aspen Series — Aggressive Growth Portfolio Service Shares, Janus Aspen Series — Balanced Portfolio Service Shares, Janus Aspen Series — Capital Appreciation Portfolio Service Shares, Janus Aspen Series — Growth Portfolio Service Shares, Janus Aspen Series — International Growth Portfolio Service Shares, Janus Aspen Series — Worldwide Growth Portfolio

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

Service Shares, MFS® Variable Insurance Trust — MFS® Investors Growth Stock Series Service Class Shares (formerly MFS® Growth Series), MFS® Variable Insurance Trust — MFS® Investors Trust Series Service Class Shares (formerly MFS® Growth With Income Series), MFS® Variable Insurance Trust — MFS® New Discovery Series Service Class Shares, MFS® Variable Insurance Trust — MFS® Utilities Series Service Class Shares, Oppenheimer Variable Account Funds — Oppenheimer Global Securities Fund/VA Service Shares, Oppenheimer Variable Account Funds — Oppenheimer Main Street Growth & Income Fund/VA Service Shares, PIMCO Variable Insurance Trust — Foreign Bond Portfolio Administrative Class Shares, PIMCO Variable Insurance Trust — High Yield Portfolio Administrative Class Shares (formerly High Yield Bond Portfolio), PIMCO Variable Insurance Trust — Long-Term U.S. Government Portfolio Administrative Class Shares (formerly Long-Term U.S. Government Bond Portfolio), PIMCO Variable Insurance Trust — Total Return Portfolio Administrative Class Shares (formerly Total Return Bond Portfolio), and the Rydex Variable Trust — OTC Fund.

In May 2000, 12 new subaccounts were added to the Account. These subaccounts invest in the AIM Variable Insurance Funds — AIM V.I. Aggressive Growth Fund, AIM Variable Insurance Funds — AIM V.I. Capital Appreciation Fund, AIM Variable Insurance Funds — AIM V.I. Capital Development Fund, AIM Variable Insurance Funds — AIM V.I. Global Utilities Fund, AIM Variable Insurance Funds — AIM V.I. Government Securities Fund, AIM Variable Insurance Funds — AIM V.I. Growth and Income Fund, AIM Variable Insurance Funds — AIM V.I. Telecommunications Fund, Fidelity Variable Insurance Products Fund III — VIP III Mid Cap Portfolio, the Janus Aspen Series — Equity Income Portfolio, the Janus Aspen Series — Global Life Sciences Portfolio Service Shares, the Janus Aspen Series Global Technology Portfolio Service Shares, and the Janus Aspen Series — High Yield Portfolio.

In May 2000, GE Investments Funds, Inc. changed the name of its Value Equity Fund to the Mid-Cap Value Equity Fund.

All designated portfolios described above are series type mutual funds.

Contractholders may transfer cash values between the Account’s portfolios and the Guarantee Account that is part of the general account of GE Life & Annuity. In addition, certain contractholders elect to deposit purchase payments in the general account of GE Life and Annuity and, over a period up to one year, periodically and systematically transfer those purchase payments to the subaccount of their choice (i.e., dollar-cost average the unit purchases). Amounts transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such transfer and remain in effect for the guarantee period, after which a new rate may be declared. Such transfers are reflected in the Statements of Changes in Net Assets as Transfers (to) from the Guarantee Account in the Capital Transactions footnote as units exchanged.

(2)  Summary of Significant Accounting Policies

(a)  Unit Classes

There are seven unit classes included in the Account. Type I units are sold under contract forms P1140. Type II units are sold under contract forms P1143 and P1150. Type III are sold under contract form P1152. Type IV units are sold under contract form P1151 and P1611. Type V units are sold under contract form P1153. Types VI and VII units are sold under contract form P1154.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

(b)  Investments

Investments are stated at market value which are based on the underlying net asset value per share of the respective portfolios. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last Valuation Day in the applicable period.

(c) Federal Income Taxes

The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

(d) Use of Estimates

Financial statements prepared in conformity with generally accepted accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3)  Purchases and Sales of Investments

The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the six months or lesser period ended June 30, 2002 were:

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
GE Investments Funds, Inc.:
S&P 500® Index Fund	$72,767,866	$89,656,252
Money Market Fund	1,669,364,192	1,683,493,787
Total Return Fund	14,077,572	15,943,971
International Equity Fund	131,721,523	125,566,352
Real Estate Securities Fund	39,668,719	50,637,120
Global Income Fund	3,993,218	3,525,171
Mid-Cap Value Equity Fund	78,056,256	45,236,308
Income Fund	48,622,371	29,293,676
U.S. Equity Fund	23,765,969	14,642,839
Premier Growth Equity Fund	21,087,918	18,400,788
Value Equity Fund	7,040,553	1,227,153
Small-Cap Value Equity Fund	27,510,649	11,506,864
Oppenheimer Variable Account Funds:
Bond Fund/VA	42,815,123	45,378,628
Capital Appreciation Fund/VA	39,783,196	51,864,754
Aggressive Growth Fund/VA	10,510,393	30,059,592
High Income Fund/VA	27,743,694	27,627,872
Multiple Strategies Fund/VA	12,664,011	13,098,764
Oppenheimer Variable Account Funds — Class 2 Shares:
Global Securities Fund/VA	28,538,097	17,017,555
Main Street Growth & Income Fund/VA	12,928,869	2,248,454
Variable Insurance Products Fund:
Equity-Income Portfolio	82,477,973	89,470,938
Growth Portfolio	29,085,768	85,969,266
Overseas Portfolio	190,657,541	188,735,437
Variable Insurance Products Fund II:
Asset Manager Portfolio	17,718,861	32,111,750
Contrafund® Portfolio	41,001,636	58,983,391
Variable Insurance Products Fund III:
Growth & Income Portfolio	14,902,621	17,985,064
Growth Opportunities Portfolio	1,113,765	8,042,641
Mid Cap Portfolio	9,019	8,719
Variable Insurance Products Fund — Service Class 2:
Equity-Income Portfolio	28,246,723	6,481,235
Growth Portfolio	14,653,033	6,384,794
Variable Insurance Products Fund II — Service Class 2:
Contrafund® Portfolio	14,733,108	4,426,743
Variable Insurance Products Fund III — Service Class 2:
Growth & Income Portfolio	6,319,796	1,809,218
Mid Cap Portfolio	22,219,418	5,060,467
Federated Insurance Series:
American Leaders Fund II	12,208,845	16,411,180
High Income Bond Fund II	46,258,305	41,926,882
Utility Fund II	4,279,908	7,652,980
International Small Company Fund II	75,578,853	70,814,496

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Federated Insurance Series — Service Shares:
High Income Bond Fund II	$22,525,326	$17,182,088
The Alger American Fund:
Alger American Small Capitalization Portfolio	25,421,187	32,321,698
Alger American Growth Portfolio	16,576,513	51,079,967
PBHG Insurance Series Fund, Inc.:
PBHG Large Cap Growth Portfolio	2,790,941	11,877,417
PBHG Growth II Portfolio	5,482,317	9,242,807
Janus Aspen Series:
Aggressive Growth Portfolio	10,670,870	48,888,387
Growth Portfolio	29,878,496	99,099,243
Worldwide Growth Portfolio	37,320,162	99,159,118
Balanced Portfolio	47,178,940	70,291,077
Flexible Income Portfolio	35,841,173	30,449,321
International Growth Portfolio	297,470,044	309,967,274
Capital Appreciation Portfolio	11,685,175	52,628,714
Equity Income Portfolio	963	73
Janus Aspen Series — Service Shares:
Global Life Sciences Portfolio	8,581,500	12,236,143
Global Technology Portfolio	11,593,402	13,091,945
Aggressive Growth Portfolio	4,351,263	2,452,156
Growth Portfolio	5,285,134	2,647,096
Capital Appreciation Portfolio	4,278,157	1,972,783
Worldwide Growth Portfolio	45,973,851	38,548,472
International Growth Portfolio	522,789,268	491,889,699
Balanced Portfolio	27,891,915	5,469,817
Goldman Sachs Variable Insurance Trust:
Growth and Income Fund	3,788,970	3,542,966
Mid Cap Value Fund	106,907,156	62,292,771
Salomon Brothers Variable Series Funds Inc:
Strategic Bond Fund	18,150,987	11,368,917
Investors Fund	22,166,120	20,625,012
Total Return Fund	3,892,849	2,624,094
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund	5,634,875	4,944,429
AIM V.I. Aggressive Growth Fund	48,405	29,803
AIM V.I. New Technology Fund	41,345	75,542
AIM V.I. Growth Fund	3,260,300	1,160,707
AIM V.I. Premier Equity Fund	13,831,228	4,093,782
AIM V.I. Capital Development Fund	—	19
AIM V.I. Growth and Income Fund	450	244
AIM V.I. Global Utilities Fund	722	286
AIM V.I. Government Securities Fund	824,887	66,960

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series	$6,839,712	$2,319,595
MFS® Investors Trust Series	5,368,827	1,322,462
MFS® New Discovery Series	9,988,896	3,034,693
MFS® Utilities Series	6,644,523	2,047,503
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio	35,215,329	30,337,010
The Dreyfus Socially Responsible Growth Fund, Inc.	1,066,106	198,715
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio	8,544,358	6,302,730
Long-Term U.S. Government Portfolio	27,916,741	12,909,953
High Yield Portfolio	19,525,998	10,407,028
Total Return Portfolio	53,719,027	10,090,138
Rydex Variable Trust:
OTC Fund	2,285,285	1,371,502
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio	44,458,582	9,084,056
Premier Growth Portfolio	9,645,016	3,809,089
Quasar Portfolio	1,923,201	596,705
Prudential Series Fund, Inc.:
SP Prudential U.S. Emerging Growth Portfolio	28,890	1,480
SP Jennison International Growth Portfolio	136,427	135,887
Jennison Portfolio	1,926	1,175
Van Kampen Life Investment Trust—Class II Shares:
Comstock Portfolio	450,562	3,549
Emerging Growth Portfolio	739,246	689,951

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

(4)  Related Party Transactions

Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable deferred annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes will be deferred until surrender. A charge is deducted monthly from Type I policies to reimburse GE Life & Annuity for certain distribution expenses. In addition, charges are assessed to cover certain partial surrenders, certain administrative expenses, and the mortality and expense risk that GE Life & Annuity assumes. The surrender charges are assessed to cover certain expenses relating to the sale of a policy. The basis points charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. The stated dollar fees assessed to cover certain other administrative expenses are assessed by surrendering units. The table below discloses the fees described above by unit type.

Unit Type	Contract Form Number	Distribution Expense	Surrender Charges	Annual Contract Maintenance Charge as a percentage of Contract Value	Administrative Expense Charges as a percentage of the daily net assets of the Account	Mortality and Expense Risk Charges as a percentage of the daily net assets of the Account
I	P1140	.20% for the first ten years following a purchase payment	6% or less within six years of any purchase payment	$30	NA	1.15%
II	P1142, P1143, P1150	NA	6% or less within seven years of any purchase payment	$25 if account value is less than $75,000.15%		1.25%
III	P1152	NA	8% or less within eight years of any purchase payment	$25 if account value is less than $10,000.25%		1.30%
IVa	P1151	NA	NA	$25 if account value is less than $25,000.25%		1.35%
IVb	P1611	NA	Surrender Charge = 9% or less of any purchase payments in the scheduled installment account Access Charge = 6% or less of any purchase payment on immediate installment account	NA	.15%	1.35%
V	P1153	NA	NA	NA	.35%	.40%
VI	P1154 (Age 70 or younger)	NA	6% or less within six years of any purchase payment	$30.15%		1.35%
VII	P1154 (Over age 70)	NA	6% or less within six years of any purchase payment	$30.15%		1.55%

For Type III unit contracts, transfers from the general account include approximately $5.3 million and $27.7 million of payments by GE Life & Annuity in the form of bonus credits for the six month period ended June 30, 2002 and year end period ended December 31, 2001.

Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD, Inc. Capital Brokerage Corporation serves as principal underwriter for variable annuities and variable life insurance policies issued by GE Life & Annuity. Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500® Index Fund, .38% for the Money Market Fund, .50% Income Fund, .49% Total Return Fund, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .65% for the Value Equity Fund, .65% Mid-Cap Value Equity Fund, .65% Premier Growth Equity Fund, and .55% for the U.S. Equity Fund and .80% for the Small-Cap Value Equity Fund.

(5)  Capital Transactions

The increase (decrease) in outstanding units and amounts by type and by subaccount from capital transactions with contractholders for six months or lesser period ended June 30, 2002 is as follows:

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Total Return Fund		International Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	381	$16,929	10,580	$181,483	474	$17,776	140	$1,657
Units Redeemed	(57,015)	(2,537,501)	(837,517)	(14,368,114)	(19,977)	(748,937)	(8,242)	(98,427)
Units Exchanged	(4,517)	(201,028)	444,398	7,623,936	7,904	296,318	47,641	569,010

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	(61,151)	$(2,721,600)	(382,539)	$(6,562,695)	(11,599)	$(434,843)	39,539	$472,240

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	GE Investments Funds, Inc. (continued)
	Real Estate Securities Fund		Global Income Fund		Mid-Cap Value Equity Fund		Income Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	1,521	$34,616	19	$200	1,266	$24,192	819	$9,998
Units Redeemed	(20,522)	(466,780)	(3,378)	(35,043)	(40,926)	(770,297)	(205,937)	(2,514,711)
Units Exchanged	80,687	1,835,229	22,896	237,505	94,842	1,785,106	104,404	1,274,888

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	61,686	$1,403,065	19,537	$202,662	55,202	$1,039,001	(100,714)	$(1,229,825)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	GE Investments Funds, Inc. (continued)				Oppenheimer Variable Account Funds
	U.S. Equity Fund		Premier Growth Equity Fund		Bond Fund/VA		Capital Appreciation Fund/VA
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	—	$—	634	$6,750	379	$9,094	285	$13,807
Units Redeemed	(15,620)	(162,369)	(9,153)	(97,435)	(49,792)	(1,196,439)	(63,704)	(3,082,887)
Units Exchanged	(4,499)	(46,767)	17,759	189,047	6,734	161,825	(23,476)	(1,136,142)

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	(20,119)	$(209,136)	9,240	$98,363	(42,679)	$(1,025,520)	(86,895)	$(4,205,222)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Oppenheimer Variable Account Funds (continued)						Variable Insurance Products Fund
	Aggressive Growth Fund/VA		High Income Fund/VA		Multiple Strategies Fund/VA		Equity- Income Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	1,723	$68,161	(491)	$(14,922)	884	$28,224	2,053	$89,342	2,866	$140,096
Units Redeemed	(76,560)	(3,026,716)	(63,366)	(1,926,286)	(43,979)	(1,405,143)	(254,286)	(11,058,931)	(167,968)	(8,208,326)
Units Exchanged	(61,092)	(2,415,200)	(30,845)	(937,690)	(7,412)	(236,803)	(11,701)	(508,902)	(48,593)	(2,374,678)

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	(135,929)	$(5,373,754)	(94,702)	$(2,878,899)	(50,507)	$(1,613,722)	(263,934)	$(11,478,491)	(213,695)	$(10,442,908)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Variable Insurance Products Fund (continued)		Variable Insurance Products Fund II				Variable Insurance Products Fund III
	Overseas Portfolio		Asset Manager Portfolio		Contrafund® Portfolio		Growth & Income Portfolio		Growth Opportunities Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	496	$10,221	3,008	$80,635	889	$22,893	140	$1,940	673	$6,905
Units Redeemed	(100,514)	(2,074,499)	(540,983)	(14,505,340)	(107,075)	(2,758,082)	(40,539)	(563,681)	(14,626)	(149,976)
Units Exchanged	(17,133)	(353,601)	(87,926)	(2,357,549)	(9,489)	(244,416)	(6,135)	(113,104)	(9,117)	(93,482)

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	(117,151)	$(2,417,878)	(625,901)	$(16,782,254)	(115,875)	$(2,979,605)	(48,534)	$(674,825)	(23,070)	$(236,553)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Federated Insurance Series						The Alger American Fund
	American Leaders Fund II		High Income Bond Fund II		Utility Fund II		Alger American Small Capitalization Portfolio		Alger American Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	191	$3,160	—	$—	316	$4,297	674	$5,409	132	$2,311
Units Redeemed	(30,022)	(498,568)	(32,958)	(535,766)	(24,371)	(331,424)	(86,983)	(698,731)	(84,680)	(1,474,653)
Units Exchanged	(14,121)	(234,501)	575	9,352	(3,466)	(47,135)	(3,052)	(24,514)	(51,861)	(903,139)

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	(43,952)	$(729,909)	(32,383)	$(526,414)	(27,521)	$(374,262)	(89,361)	$(717,836)	(136,409)	$(2,375,481)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	PBHG Insurance Series Fund, Inc.				Janus Aspen Series
	PBHG Large Cap Growth Portfolio		PBHG Growth II Portfolio		Aggressive Growth Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	652	$9,902	157	$1,511	1,194	$25,488	1,672	$36,224
Units Redeemed	(14,143)	(214,908)	(8,783)	(84,331)	(91,751)	(1,959,094)	(199,000)	(4,310,120)
Units Exchanged	(29,175)	(443,296)	(49,249)	(472,826)	(96,996)	(2,071,099)	(181,899)	(3,939,735)

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	(42,666)	$(648,302)	(57,875)	$(555,645)	(187,553)	$(4,004,704)	(379,227)	$(8,213,631)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Janus Aspen Series (continued)
	Worldwide Growth Portfolio		Balanced Portfolio		Flexible Income Portfolio		International Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	1,706	$48,977	1,690	$37,554	294	$7,314	369	$6,330
Units Redeemed	(209,470)	(6,014,649)	(176,083)	(3,914,653)	(43,239)	(1,075,305)	(60,787)	(1,043,622)
Units Exchanged	(78,694)	(2,259,584)	13,071	(290,605)	2,038	50,683	(36,973)	(634,776)

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	(286,458)	$(8,225,256)	(161,322)	$(3,586,494)	(40,907)	$(1,017,308)	(97,391)	$(1,672,068)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Janus Aspen Series (continued)		Janus Aspen Series — Service Shares				Goldman Sachs Variable Insurance Trust
	Capital Appreciation Portfolio		Global Life Sciences Portfolio		Global Technology Portfolio		Growth and Income Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	114	$2,209	533	$4,032	(2)	$10	1,385	$10,589
Units Redeemed	(54,087)	(1,043,622)	(39,248)	(296,735)	8,377	(40,775)	(3,258)	(24,912)
Units Exchanged	(73,935)	(1,426,578)	(48,005)	(347,826)	(16,780)	81,677	6,950	53,148

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	(127,908)	$(2,467,991)	(84,720)	$(640,529)	(8,405)	$40,912	5,077	$38,826

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Goldman Sachs Variable Insurance Trust (continued)				Salomon Brothers Variable Series Fund Inc
	Mid Cap Value Fund		Strategic Bond Fund		Investors Fund		Total Return Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	3,197	$41,094	—	$—	821	$11,737	182	$2,000
Units Redeemed	(62,644)	(805,052)	(6,870)	(80,083)	(27,525)	(393,356)	(740)	(8,163)
Units Exchanged	495,874	6,372,593	51,084	595,487	46,917	670,476	3,387	37,384

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	436,427	$5,608,636	44,214	$515,404	20,213	$288,858	2,829	$31,221

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Total Return Fund		International Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	21,053	$876,878	103,333	$1,706,893	7,734	$268,853	2,224	$22,853
Units Redeemed	(467,965)	(19,490,821)	(2,375,979)	(39,247,242)	(124,645)	(4,332,862)	(66,993)	(688,293)
Units Exchanged	(274,260)	(11,422,985)	1,041,915	17,210,708	95,593	3,322,958	92,540	950,762

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	(721,172)	$(30,036,928)	(1,230,731)	$(20,329,641)	(21,318)	$(741,050)	27,771	$285,322

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	GE Investments Funds, Inc. (continued)
	Real Estate Securities Fund		Global Income Fund		Mid-Cap Value Equity Fund		Income Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	5,482	$124,197	881	$9,157	25,974	$469,455	7,331	$89,794
Units Redeemed	(157,051)	(3,557,872)	(27,729)	(288,506)	(245,471)	(4,436,830)	(391,406)	(4,794,083)
Units Exchanged	431,408	9,773,220	80,567	838,272	710,359	12,839,599	997,505	12,217,811

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	279,839	$6,339,546	53,719	$558,923	490,862	$8,872,224	613,430	$7,513,522

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	GE Investments Funds, Inc. (continued)				Oppenheimer Variable Account Funds
	U.S. Equity Fund		Premier Growth Equity Fund		Bond Fund/VA		Capital Appreciation Fund/VA
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	15,194	$150,684	9,988	$97,873	94,734	$107,361	344,344	$889,356
Units Redeemed	(147,334)	(1,461,217)	(110,583)	(1,083,473)	(4,850,773)	(5,497,347)	(4,031,760)	(10,413,046)
Units Exchanged	94,153	933,785	339,203	3,323,420	1,295,469	1,468,147	84,973	219,465

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	(37,987)	$(376,747)	238,608	$2,337,820	(3,460,570)	$(3,921,839)	(3,602,443)	$(9,304,226)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Oppenheimer Variable Account Funds (continued)						Variable Insurance Products Fund
	Aggressive Growth Fund/VA		High Income Fund/VA		Multiple Strategies Fund/VA		Equity– Income Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	23,106	$97,948	(6,150)	$136,824	136,070	$218,370	319,830	$926,875	26,322	$487,423
Units Redeemed	(1,582,387)	(6,707,768)	296,562	(6,597,700)	(2,033,101)	(3,262,799)	(10,087,148)	(29,232,794)	(876,425)	(16,229,929)
Units Exchanged	(1,137,986)	(4,823,945)	59,994	(1,334,712)	186,078	298,625	3,823,608	11,080,905	(508,933)	(9,424,608)

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	(2,697,267)	$(11,433,766)	350,406	$(7,795,589)	(1,710,953)	$(2,745,804)	(5,943,710)	$(17,225,013)	(1,359,036)	$(25,167,114)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Variable Insurance Products Fund (continued)		Variable Insurance Products Fund II				Variable Insurance Products Fund III
	Overseas Portfolio		Asset Manager Portfolio		Contrafund® Portfolio		Growth & Income Portfolio		Growth Opportunities Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	58,806	$59,011	291,820	$741,730	52,995	$539,645	568,599	$166,411	(3,607)	$(15,490)
Units Redeemed	(2,164,057)	(2,171,617)	(2,430,972)	(6,178,886)	(1,758,215)	(17,903,794)	(11,868,555)	(3,473,550)	(394,879)	(1,695,979)
Units Exchanged	3,162,703	3,173,752	(601,599)	(1,529,105)	(47,303)	(481,682)	7,312,962	2,140,272	(831,392)	(3,570,772)

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	1,057,452	$1,061,146	(2,740,751)	$(6,966,261)	(1,752,523)	$(17,845,832)	(3,986,994)	$(1,166,867)	(1,229,878)	$(5,282,241)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Federated Insurance Series						The Alger American Fund
	American Leaders Fund II		High Income Bond Fund II		Utility Fund II		Alger American Small Capitalization Portfolio		Alger American Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	94,867	$86,529	164,221	$235,867	7,684	$36,708	425,770	$252,314	172,569	$382,596
Units Redeemed	(4,754,055)	(4,336,163)	(1,649,014)	(2,368,450)	(551,329)	(2,633,519)	(7,166,687)	(4,247,041)	(3,928,208)	(8,709,059)
Units Exchanged	351,865	320,935	(659,816)	(947,682)	(283,289)	(1,353,179)	(261,997)	(155,262)	(5,323,064)	(11,801,532)

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	(4,307,323)	$(3,928,699)	(2,144,609)	$(3,080,265)	(826,934)	$(3,949,990)	(7,002,914)	$(4,149,988)	(9,078,703)	$(20,127,996)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	PBHG Insurance Series Fund, Inc.				Janus Aspen Series
	PBHG Large Cap Growth Portfolio		PBHG Growth II Portfolio		Aggressive Growth Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	26,231	$91,726	61,045	$73,887	50,277	$352,055	148,085	$552,180
Units Redeemed	(453,415)	(1,585,534)	(1,128,573)	(1,366,001)	(1,112,157)	(7,787,629)	(4,233,776)	(15,786,992)
Units Exchanged	(1,943,086)	(6,794,728)	(1,450,371)	(1,755,499)	(2,126,200)	(14,888,226)	(5,878,724)	(21,920,708)

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	(2,370,270)	$(8,288,536)	(2,517,899)	$(3,047,613)	(3,188,080)	$(22,323,800)	(9,964,415)	$(37,155,519)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Janus Aspen Series (continued)
	Worldwide Growth Portfolio		Balanced Portfolio		Flexible Income Portfolio		International Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	274,248	$758,611	994,466	$1,133,594	136,272	$149,788	(12,779)	$214,982
Units Redeemed	(7,137,370)	(19,743,086)	(15,639,621)	(17,827,644)	(5,860,785)	(6,442,076)	425,137	(7,152,406)
Units Exchanged	(6,277,307)	(17,364,018)	3,054,730	3,482,095	1,951,986	2,145,590	342,420	(5,760,791)

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	(13,140,429)	$(36,348,493)	(11,590,425)	$(13,211,955)	(3,772,527)	$(4,146,698)	754,778	$(12,698,215)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Janus Aspen Series (continued)		Janus Aspen Series — Service Shares				Goldman Sachs Variable Insurance Trust
	Capital Appreciation Portfolio		Global Life Sciences Portfolio		Global Technology Portfolio		Growth and Income Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	(8,776)	$297,946	(4,951)	$8,994	(8,778)	$20,208	6,460	$48,920
Units Redeemed	210,688	(7,152,406)	255,167	(463,511)	140,199	(322,762)	(85,227)	(645,402)
Units Exchanged	406,651	(13,804,857)	561,614	(1,020,174)	266,836	(614,303)	96,256	728,921

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	608,563	$(20,659,317)	811,830	$(1,474,690)	398,257	$(916,857)	17,489	$132,440

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Goldman Sachs Variable Insurance Trust (continued)		Salomon Brothers Variable Series Funds Inc
	Mid Cap Value Fund		Strategic Bond Fund		Investors Fund		Total Return Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	50,203	$623,876	10,087	$116,236	4,452	$159,817	3,867	$42,132
Units Redeemed	(466,613)	(5,798,712)	(67,785)	(781,135)	(33,970)	(1,219,664)	(52,077)	(567,341)
Units Exchanged	2,602,178	32,337,907	489,875	5,645,164	37,080	1,331,361	120,077	1,308,142

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	2,185,768	$27,163,071	432,177	$4,980,264	7,562	$271,514	71,867	$782,933

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Total Return Fund		International Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	239,536	$6,586,743	2,085,768	$26,911,192	5,097	$130,493	6,433	$48,401
Units Redeemed	(171,837)	(4,725,166)	(1,136,788)	(14,667,169)	(56,634)	(1,449,595)	(20,691)	(155,684)
Units Exchanged	(41,591)	(1,143,669)	(853,174)	(11,007,902)	52,005	1,331,089	300,484	2,260,920

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	26,108	$717,909	95,806	$1,236,120	468	$11,988	286,226	$2,153,637

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	GE Investments Funds, Inc. (continued)
	Real Estate Securities Fund		Mid-Cap Value Equity Fund		Income Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	2,167	$33,131	305,132	$3,768,333	15,075	$173,175
Units Redeemed	(67,244)	(1,028,252)	(195,315)	(2,412,111)	(122,671)	(1,409,145)
Units Exchanged	618,389	9,456,078	632,441	7,810,575	1,087,643	12,493,958

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	553,312	$8,460,956	742,258	$9,166,797	980,047	$11,257,989

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	GE Investments Funds, Inc. (continued)
	U.S. Equity Fund		Premier Growth Equity Fund		Value Equity Fund		Small-Cap Value Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	155,157	$1,636,364	157,193	$1,465,452	142,732	$2,242,886	246,325	$270,012
Units Redeemed	(105,865)	(1,116,502)	(138,589)	(1,292,023)	(8,337)	(133,598)	(13,275)	(2,320,857)
Units Exchanged	264,009	2,784,357	(474,987)	(4,428,161)	74,586	569,254	(34,830)	(7,252,653)

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	313,301	$3,304,219	(456,383)	$(4,254,732)	208,981	$2,678,541	198,220	$(9,303,498)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Oppenheimer Variable Account Funds
	Bond Fund/VA		Capital Appreciation Fund/VA		Aggressive Growth Fund/VA		High Income Fund/VA
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	12,428	$131,100	17,998	$138,555	8,888	$81,399	3,208	$26,808
Units Redeemed	(130,365)	(1,375,173)	(226,213)	(1,741,486)	(143,211)	(1,311,598)	(80,068)	(669,230)
Units Exchanged	(223,481)	(2,357,404)	(361,150)	(2,780,297)	(186,120)	(1,704,595)	53,217	444,810

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	(341,418)	$(3,601,477)	(569,365)	$(4,383,228)	(320,443)	$(2,934,793)	(23,643)	$(197,613)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Oppenheimer Variable Account Funds (continued)		Oppenheimer Variable Account Funds — Class 2 Shares				Variable Insurance Products Fund
	Multiple Strategies Fund/VA		Global Securities Fund/VA		Main Street Growth & Income Fund/VA		Equity-Income Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	4,311	$49,767	234,945	$2,242,886	183,483	$1,603,018	45,901	$498,216
Units Redeemed	(33,320)	(384,699)	(13,994)	(133,598)	(25,631)	(223,928)	(214,055)	(2,323,356)
Units Exchanged	58,896	679,998	59,631	569,254	161,652	1,412,276	1,018,086	11,050,305

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	29,887	$345,066	280,582	$2,678,541	319,504	$2,791,366	849,932	$9,225,165

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Variable Insurance Products Fund (continued)				Variable Insurance Products Fund II
	Growth Portfolio		Overseas Portfolio		Asset Manager Portfolio		Contrafund® Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	67,431	$545,145	1,509	$7,002	2,816	$24,758	25,881	$188,862
Units Redeemed	(425,965)	(3,443,740)	(73,579)	(341,507)	(63,931)	(561,985)	(391,673)	(2,858,102)
Units Exchanged	(1,490,952)	(12,053,714)	148,727	690,300	148,946	1,309,304	218,518	1,594,561

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	(1,849,486)	$(14,952,308)	76,657	$355,794	87,831	$772,076	(147,274)	$(1,074,679)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Variable Insurance Products Fund III				Variable Insurance Products Fund — Service Class 2
	Growth & Income Portfolio		Growth Opportunities Portfolio		Equity-Income Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	7,097	$59,311	2,256	$15,102	445,751	$4,405,321	170,011	$1,370,344
Units Redeemed	(178,177)	(1,489,109)	(66,152)	(442,761)	(55,895)	(552,408)	(30,118)	(242,755)
Units Exchanged	(9,445)	(78,935)	(135,320)	(905,709)	333,355	3,294,523	78,792	635,089

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	(180,525)	$(1,508,734)	(199,216)	$(1,333,368)	723,211	$7,147,436	218,685	$1,762,678

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Variable Insurance Products Fund II — Service Class 2		Variable Insurance Products Fund III — Service Class 2				Federated Insurance Series
	Contrafund® Portfolio		Growth & Income Portfolio		Mid Cap Portfolio		American Leaders Fund II
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	322,009	$2,889,020	98,312	$870,909	217,286	$2,268,024	11,786	$118,894
Units Redeemed	(29,966)	(268,846)	(24,558)	(217,549)	(30,393)	(317,230)	(72,209)	(728,471)
Units Exchanged	108,195	970,715	60,604	536,875	196,622	2,052,338	160,556	1,619,762

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	400,238	$3,590,889	134,358	$1,190,236	383,515	$4,003,132	100,133	$1,010,185

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Federated Insurance Series (continued)						Federated Insurance Series — Service Shares
	High Income Bond Fund II		Utility Fund II		International Small Company Fund II		High Income Bond Fund II
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	3,898	$34,806	4,276	$32,156	16,402	$117,137	73,516	$735,291
Units Redeemed	(62,767)	(560,262)	(38,881)	(292,400)	(66)	(476)	(6,858)	(68,597)
Units Exchanged	108,741	970,615	(52,096)	(391,788)	5,842	41,722	20,314	203,173

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	49,872	$445,159	(86,701)	$(652,032)	22,178	$158,383	86,972	$869,867

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	The Alger American Fund				Janus Aspen Series
	Alger American Small Capitalization Portfolio		Alger American Growth Portfolio		Aggressive Growth Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	23,480	$135,001	23,235	$191,081	38,398	$270,012	53,911	$422,440
Units Redeemed	(127,267)	(731,746)	(291,541)	(2,397,590)	(330,055)	(2,320,857)	(495,593)	(3,883,421)
Units Exchanged	(118,476)	(681,203)	(1,198,572)	(9,856,867)	(1,031,418)	(7,252,653)	(1,898,390)	(14,875,624)

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	(222,263)	$(1,277,947)	(1,466,878)	$(12,063,377)	(1,323,075)	$(9,303,498)	(2,340,072)	$(18,336,605)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Janus Aspen Series (continued)
	Worldwide Growth Portfolio		Balanced Portfolio		Flexible Income Portfolio		International Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	26,125	$232,255	49,125	$552,998	5,385	$61,447	6,074	$64,746
Units Redeemed	(309,180)	(2,748,677)	(494,562)	(5,567,300)	(79,586)	(908,126)	(88,798)	(946,694)
Units Exchanged	(986,734)	(8,772,258)	233,322	2,626,517	625,846	7,141,288	(171,302)	(1,826,285)

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	(1,269,789)	$(11,288,680)	(212,115)	$(2,387,785)	551,645	$6,294,608	(254,026)	$(2,708,233)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Janus Aspen Series (continued)		Janus Aspen Series — Service Shares
	Capital Appreciation Portfolio		Global Life Sciences Portfolio		Global Technology Portfolio		Aggressive Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	33,866	$295,274	58,388	$479,368	51,320	$140,165	92,824	$510,242
Units Redeemed	(374,181)	(3,262,504)	(52,603)	(431,866)	(170,581)	(465,895)	(14,257)	(78,369)
Units Exchanged	(1,693,428)	(14,765,109)	(175,760)	(1,442,980)	(262,142)	(715,970)	4,508	24,783

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	(2,033,743)	$(17,732,338)	(169,975)	$(1,395,478)	(381,403)	$(1,041,699)	83,075	$456,657

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Janus Aspen Series — Service Shares (continued)
	Growth Portfolio		Capital Appreciation Portfolio		Worldwide Growth Portfolio		International Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	122,625	$864,846	103,471	$781,053	155,447	$1,065,408	(4,085)	$382,985
Units Redeemed	(34,293)	(241,864)	(9,810)	(74,056)	(32,005)	(219,354)	1,374	(128,853)
Units Exchanged	24,807	174,957	86,118	650,052	203,989	1,398,109	31,759	(2,976,407)

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	113,139	$797,939	179,779	$1,357,049	327,431	$2,244,164	29,048	$(2,722,276)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Janus Aspen Series — Service Shares (continued)		Goldman Sachs Variable Insurance Trust				Salomon Brothers Variable Series Funds Inc
	Balanced Portfolio		Growth and Income Fund		Mid Cap Value Fund		Strategic Bond Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	419,737	$4,002,611	971	$8,476	9,275	$137,995	8,743	$98,232
Units Redeemed	(59,916)	(571,358)	(34,911)	(304,743)	(256,130)	(3,810,556)	(60,986)	(685,182)
Units Exchanged	366,807	3,497,866	67,502	589,230	969,199	14,419,188	257,079	2,888,261

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	726,628	$6,929,119	33,562	$292,963	722,344	$10,746,627	204,836	$2,301,311

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Salomon Brothers Variable Series Funds Inc (continued)				AIM Variable Insurance Funds
	Investors Fund		Total Return Fund		AIM V.I. Capital Appreciation Fund		AIM V.I. Growth Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	4,736	$54,788	8,726	$93,811	115,494	$948,814	82,982	$501,923
Units Redeemed	(100,529)	(1,162,606)	(24,442)	(262,758)	(14,538)	(119,427)	(7,124)	(43,090)
Units Exchanged	601,168	6,952,390	84,785	911,447	(148,479)	(1,219,807)	60,322	364,869

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	505,375	$5,844,572	69,069	$742,500	(47,523)	$(390,420)	136,180	$823,703

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	AIM Variable Insurance Funds (continued)		MFS® Variable Insurance Trust
	AIM V.I. Premier Equity Fund		MFS® Investors Growth Stock Series		MFS® Investors Trust Series		MFS® New Discovery Series
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	292,075	$2,396,245	90,020	$635,550	84,939	$691,677	158,395	$1,487,318
Units Redeemed	(42,236)	(346,512)	(8,868)	(62,611)	(5,867)	(47,775)	(5,037)	(47,299)
Units Exchanged	155,627	1,276,789	48,458	342,120	59,424	483,897	41,529	389,962

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	405,466	$3,326,522	129,610	$915,059	138,496	$1,127,799	194,887	$1,829,982

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	MFS® Variable Insurance Trust (continued)		Dreyfus				PIMCO Variable Insurance Trust
	MFS® Utilities Series		Dreyfus Investment Portfolios–Emerging Markets Portfolio		The Dreyfus Socially Responsible Growth Fund, Inc.		Foreign Bond Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	130,296	$919,689	31,773	$375,389	11,255	$81,211	38,803	$425,555
Units Redeemed	(25,131)	(177,385)	(1,879)	(22,199)	(1,560)	(11,260)	(4,149)	(45,496)
Units Exchanged	116,972	825,642	27,929	329,958	13,322	96,121	43,290	474,786

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	222,137	$1,567,947	57,823	$683,148	23,017	$166,072	77,944	$854,845

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	PIMCO Variable Insurance Trust (continued)						Rydex Variable Trust
	Long-Term U.S. Government Portfolio		High Yield Portfolio		Total Return Portfolio		OTC Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	202,173	$2,234,616	212,923	$2,182,544	502,190	$5,571,296	35,336	$188,661
Units Redeemed	(26,755)	(295,722)	(16,129)	(165,328)	(67,864)	(752,873)	(10,772)	(57,510)
Units Exchanged	242,545	2,680,823	78,371	803,343	665,904	7,387,562	50,423	269,218

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	417,963	$4,619,717	275,165	$2,820,559	1,100,230	$12,205,985	74,987	$400,368

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Alliance Variable Products Series Fund, Inc.
	Growth and Income Portfolio		Premier Growth Portfolio		Quasar Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	510,263	$5,257,903	179,508	$1,315,351	45,027	$381,762
Units Redeemed	(51,218)	(527,762)	(32,091)	(235,150)	(1,284)	(10,890)
Units Exchanged	351,839	3,625,453	164,872	1,208,096	20,682	175,357

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	810,884	$8,355,594	312,289	$2,288,296	64,425	$546,229

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Prudential Series Fund, Inc.
	SP Prudential U.S. Emerging Growth Portfolio		SP Jennison International Growth Portfolio		Jennison Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	460	$3,751	260	$1,277	—	$—
Units Redeemed	(98)	(801)	(72)	(355)	(110)	(873)
Units Exchanged	3,090	25,140	(53)	(259)	242	1,926

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	3,452	$28,089	135	$664	132	$1,053

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Van Kampen Life Investment Trust — Class II Shares
	Comstock Portfolio		Emerging Growth Portfolio
	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	1,264	$11,752	—	$—
Units Redeemed	—	—	—	—
Units Exchanged	1,491	13,863	1,032	10,375

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	2,755	$25,615	1,032	$10,375

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Total Return Fund		International Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	191,302	$1,604,867	3,435,346	$38,017,167	346	$3,576	4,424	$23,370
Units Redeemed	(113,352)	(950,928)	(943,672)	(10,443,122)	(31,997)	(329,986)	(22,141)	(116,942)
Units Exchanged	54,629	458,289	(1,140,474)	(12,621,028)	8,519	87,856	132,477	699,684

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	132,579	$1,112,228	1,351,200	$14,953,017	(23,132)	$(238,554)	114,760	$606,113

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	GE Investments Funds, Inc. (continued)
	Real Estate Securities Fund		Mid-Cap Value Equity Fund		Income Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	35	$500	40,155	$456,675	—	$—
Units Redeemed	(9,199)	(128,471)	(43,805)	(498,193)	(31,291)	(365,449)
Units Exchanged	42,700	596,297	76,545	870,541	150,236	1,754,612

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	33,536	$468,326	72,895	$829,023	118,945	$1,389,163

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	GE Investments Funds, Inc. (continued)
	U.S. Equity Fund		Premier Growth Equity Fund		Value Equity Fund		Small-Cap Value Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	26,194	$251,139	24,526	$209,932	29,095	$270,246	13,356	$211,262
Units Redeemed	(23,996)	(230,065)	(14,911)	(127,634)	(3,128)	(29,053)	(807)	(12,773)
Units Exchanged	56,158	538,440	(42,416)	(363,053)	39,077	362,969	(3,962)	(62,661)

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	58,356	$559,514	(32,801)	$(280,755)	65,044	$604,162	8,587	$135,827

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Oppenheimer Variable Account Funds
	Bond Fund/VA		Capital Appreciation Fund/VA		Aggressive Growth Fund/VA		High Income Fund/VA
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	5	$38	2,216	$19,667	440	$3,746	1,941	$20,000
Units Redeemed	(21,877)	(239,392)	(61,531)	(545,800)	(25,494)	(216,816)	(6,748)	(69,504)
Units Exchanged	79,899	874,341	(16,593)	(147,192)	(28,459)	(242,036)	11,934	122,901

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	58,027	$634,987	(75,908)	$(673,325)	(53,513)	$(455,106)	7,127	$73,397

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Oppenheimer Variable Account Funds (continued)		Oppenheimer Variable Account Funds — Class 2 Shares				Variable Insurance Products Fund
	Multiple Strategies Fund/VA		Global Securities Fund/VA		Main Street Growth & Income Fund/VA		Equity-Income Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	—	$—	49,803	$445,025	41,748	$370,503	890	$10,089
Units Redeemed	(15,707)	(166,437)	(752)	(6,718)	(1,801)	(15,980)	(55,028)	(623,434)
Units Exchanged	(12,009)	(127,248)	14,709	131,438	(18,431)	(163,576)	73,268	830,076

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	(27,716)	$(293,685)	63,760	$569,745	21,516	$190,946	19,130	$216,731

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Variable Insurance Products Fund (continued)				Variable Insurance Products Fund II
	Growth Portfolio		Overseas Portfolio		Asset Manager Portfolio		Contrafund® Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	1,363	$10,757	—	$—	—	$—	730	$6,469
Units Redeemed	(72,820)	(574,352)	(32,377)	(95,140)	(16,453)	(177,350)	(59,781)	(529,588)
Units Exchanged	(127,790)	(1,007,908)	132,054	388,040	12,190	131,399	(6,231)	(55,204)

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	(199,247)	$(1,571,503)	99,677	$292,899	(4,263)	$(45,951)	(65,282)	$(578,323)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Variable Insurance Products Fund III				Variable Insurance Products Fund — Service Class 2
	Growth & Income Portfolio		Growth Opportunities Portfolio		Equity- Income Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	268	$2,000	6,074	$39,017	101,571	$1,000,846	51,698	$404,234
Units Redeemed	(29,275)	(219,389)	(17,452)	(112,096)	(2,314)	(22,800)	(4,823)	(37,714)
Units Exchanged	(41,628)	(311,967)	(15,529)	(99,737)	63,316	623,893	(3,967)	(31,018)

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	(70,635)	$(529,356)	(26,907)	$(172,816)	162,573	$1,601,940	42,908	$335,501

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Variable Insurance Products Fund II — Service Class 2		Variable Insurance Products Fund III — Service Class 2				Federated Insurance Series
	Contrafund® Portfolio		Growth & Income Portfolio		Mid Cap Portfolio		American Leaders Fund II
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	55,835	$493,956	9,976	$90,061	50,246	$514,639	—	$—
Units Redeemed	(4,879)	(43,159)	(416)	(3,753)	(1,058)	(10,839)	(24,666)	(210,622)
Units Exchanged	(13,953)	(123,436)	(24,032)	(216,966)	10,153	103,986	(111,390)	(951,164)

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	37,003	$327,361	(14,472)	$(130,658)	59,341	$607,786	(136,056)	$(1,161,785)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Federated Insurance Series (continued)						Federated Insurance Series — Service Shares
	High Income Bond Fund II		Utility Fund II		International Small Company Fund II		High Income Bond Fund II
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	7,266	$61,620	521	$4,300	83,064	$5,363	769	$530,693
Units Redeemed	(20,749)	(175,966)	(5,656)	(46,632)	(3,201)	(276)	(40)	(20,450)
Units Exchanged	(45,756)	(388,030)	10,631	87,641	2,940	1,510,170	216,535	18,780

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	(59,239)	$(502,376)	5,496	$45,309	82,803	$1,515,256	217,264	$529,023

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	The Alger American Fund
	Alger American Small Capitalization Portfolio		Alger American Growth Portfolio
	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	1,291	$8,075	1,358	$10,593
Units Redeemed	(33,812)	(211,533)	(58,404)	(455,221)
Units Exchanged	(56,274)	(352,057)	(174,802)	(1,362,439)

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	(88,795)	$(555,515)	(231,848)	$(1,807,067)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Janus Aspen Series
	Aggressive Growth Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	11,297	$70,051	3,123	$23,215
Units Redeemed	(97,259)	(603,133)	(108,764)	(808,483)
Units Exchanged	(81,855)	(507,613)	(217,079)	(1,613,628)

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	(167,817)	$(1,040,695)	(322,720)	$(2,398,896)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Janus Aspen Series (continued)
	Worldwide Growth Portfolio		Balanced Portfolio		Flexible Income Portfolio		International Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	399	$3,670	909	$9,129	514	$5,800	620	$17,099
Units Redeemed	(63,769)	(587,442)	(135,560)	(1,361,189)	(20,149)	(227,590)	(24,387)	(672,048)
Units Exchanged	(46,878)	(431,839)	(70,108)	(703,963)	72,887	823,294	(13,368)	(368,404)

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	(110,248)	$(1,015,611)	(204,759)	$(2,056,023)	53,252	$601,504	(37,135)	$(1,023,353)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Janus Aspen Series (continued)		Janus Aspen Series — Service Shares
	Capital Appreciation Portfolio		Global Life Sciences Portfolio		Global Technology Portfolio		Aggressive Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	71	$558	2,041	$18,323	8,052	$24,778	21,405	$117,988
Units Redeemed	(79,377)	(623,438)	(12,533)	(112,470)	(27,059)	(83,273)	(537)	(2,957)
Units Exchanged	(173,256)	(1,360,772)	(67,042)	(601,611)	(37,800)	(116,328)	2,395	13,199

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	(252,562)	$(1,983,652)	(77,534)	$(695,758)	(56,807)	$(174,823)	23,263	$128,229

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Janus Aspen Series — Service Shares (continued)
	Growth Portfolio		Capital Appreciation Portfolio		Worldwide Growth Portfolio		International Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	56,894	$426,272	12,592	$127,566	80,079	$406,232	61,757	$355,691
Units Redeemed	(2,261)	(16,939)	(804)	(8,147)	(11,542)	(58,552)	(80,496)	(463,620)
Units Exchanged	(23,034)	(172,580)	(10,513)	(106,503)	(61,508)	(312,022)	2,152,181	12,395,525

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	31,599	$236,754	1,275	$12,917	7,029	$35,658	2,133,442	$12,287,597

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Janus Aspen Series — Service Shares (continued)		Goldman Sachs Variable Insurance Trust				Salomon Brothers Variable Series Funds Inc
	Balanced Portfolio		Growth and Income Fund		Mid Cap Value Fund		Strategic Bond Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	64,294	$612,155	1	$—	198	$2,695	447	$5,000
Units Redeemed	(9,178)	(87,386)	(10,323)	(78,654)	(32,549)	(442,295)	(5,722)	(63,853)
Units Exchanged	30,318	288,671	(6,284)	(47,883)	96,730	1,314,409	56,202	627,135

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	85,434	$813,439	(16,606)	$(126,537)	64,379	$874,809	50,927	$568,281

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Salomon Brothers Variable Series Funds Inc (continued)				AIM Variable Insurance Funds
	Investors Fund		Total Return Fund		AIM V.I. Capital Appreciation Fund		AIM V.I. Growth Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	87	$928	—	$—	31,279	$228,394	10,762	$67,269
Units Redeemed	(7,932)	(84,806)	(3,084)	(30,746)	(2,761)	(20,161)	(295)	(1,844)
Units Exchanged	39,525	422,595	7,176	71,542	(3,863)	(28,209)	—	—

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	31,680	$338,717	4,092	$40,797	24,655	$180,024	10,467	$65,425

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	AIM Variable Insurance Funds (continued)		MFS® Variable Insurance Trust
	AIM V.I. Premier Equity Fund		MFS® Investors Growth Stock Series		MFS® Investors Trust Series		MFS® New Discovery Series
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	(77,112)	$850,332	19,565	$141,925	(1,659)	$80,257	15,069	$139,096
Units Redeemed	1,983	(21,874)	(2,135)	(15,484)	598	(28,930)	(562)	(5,183)
Units Exchanged	10,102	(111,399)	(962)	(6,982)	886	(42,861)	(33,709)	(311,165)

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	(65,027)	$717,060	16,468	$119,460	(175)	$8,466	(19,202)	$(177,252)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	MFS® Variable Insurance Trust (continued)		Dreyfus				PIMCO Variable Insurance Trust
	MFS® Utilities Series		Dreyfus Investment Portfolios–Emerging Markets Portfolio		The Dreyfus Socially Responsible Growth Fund, Inc.		Foreign Bond Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	17,175	$122,480	6,619	$84,690	4,851	$36,059	8,760	$96,707
Units Redeemed	(214)	(1,529)	(287)	(3,675)	—	—	(110)	(1,219)
Units Exchanged	(5,106)	(36,414)	(47,459)	(607,190)	(2,793)	(20,763)	3,184	35,151

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	11,855	$84,538	(41,127)	$(526,175)	2,058	$15,297	11,834	$130,639

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	PIMCO Variable Insurance Trust (continued)
	Long-Term U.S. Government Portfolio		High Yield Portfolio		Total Return Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	198,822	$2,290,649	131,257	$1,331,253	158,941	$1,769,369
Units Redeemed	(3,182)	(36,657)	(1,260)	(12,782)	(5,389)	(59,988)
Units Exchanged	(157,825)	(1,818,323)	(69,605)	(705,954)	85,354	950,191

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	37,815	$435,670	60,392	$612,517	238,906	$2,659,572

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Alliance Vairable Products Series Fund, Inc.						Van Kampen Life Investment — Class II Shares
	Growth and Income Portfolio		Premier Growth Portfolio		Quasar Portfolio		Comstock Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	111,428	$1,131,599	14,234	$111,880	17,175	$17,544	—	$—
Units Redeemed	(4,838)	(49,131)	(490)	(3,852)	(214)	—	—	—
Units Exchanged	32,034	325,318	(1,472)	(11,567)	(5,106)	(360)	2,497	25,000

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	138,624	$1,407,785	12,272	$96,461	11,855	$17,183	2,497	$25,000

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Total Return Fund		International Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type V Units:
Units Purchased	536	$4,025	2,120,719	$2,152,045	—	$—	—	$—
Units Redeemed	—	—	(10,295,072)	(10,447,141)	—	—	—	—
Units Exchanged	4,063	30,541	(91,621)	(92,975)	—	1,008	—	(56,878)

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	4,599	$34,566	(8,265,974)	$(8,388,071)	—	$1,008	—	$(56,878)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	GE Investments Funds, Inc. (continued)
	Real Estate Securities Fund		Mid-Cap Value Equity Fund		Income Fund		U.S. Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type V Units:
Units Purchased	32	$375	3	$30	101	$1,125	—	$—
Units Redeemed	—	—	(5)	(54)	—	—	—	—
Units Exchanged	3,095	35,983	2,068	24,250	3,804	42,513	4,772	44,117

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	3,127	$36,358	2,066	$24,266	3,905	$43,638	4,772	$44,117

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	GE Investments Funds, Inc. (continued)		Variable Insurance Products Fund		Variable Insurance Products Fund III
	Premier Growth Equity Fund		Overseas Portfolio		Growth & Income Portfolio		Growth Opportunities Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type V Units:
Units Purchased	7	$60	—	$—	206	$1,745	274	$1,765
Units Redeemed	—	—	—	—	—	—	—	—
Units Exchanged	200	1,835	—	(52,184)	4,493	38,113	(2,192)	(14,104)

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	207	$1,895	—	$(52,184)	4,699	$39,858	(1,918)	$(12,339)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Variable Insurance Products Fund III (continued)		Janus Aspen Series
	Mid Cap Portfolio		Flexible Income Portfolio		International Growth Portfolio		Capital Appreciation Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type V Units:
Units Purchased	121	$1,270	65	$700	15	$7,990	1,717	$9,275
Units Redeemed	(8)	(81)	—	—	—	—	(318)	(1,717)
Units Exchanged	1,735	18,248	876	9,416	(87)	(46,872)	(3,433)	(18,552)

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	1,848	$19,437	941	$10,116	(72)	$(38,882)	(2,034)	$(10,993)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Janus Aspen Series (continued)				AIM Variable Insurance Funds
	Equity Income Portfolio		High Yield Portfolio		AIM V.I. Capital Appreciation Fund		AIM V.I. Capital Development Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type V Units:
Units Purchased	128	$1,106	8	$75	269	$1,163	—	$—
Units Redeemed	—	—	(119)	(1,184)	(3)	(12)	—	—
Units Exchanged	55	479	—	—	(1,274)	(5,505)	506	5,015

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	183	$1,585	(111)	$(1,109)	(1,008)	$(4,354)	506	$5,015

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	AIM Variable Insurance Funds (continued)
	AIM V.I. Global Utilities Fund		AIM V.I. Government Securities Fund		AIM V.I. Growth and Income Fund		AIM V.I. Aggressive Growth Fund		AIM V.I. New Technology Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type V Units:
Units Purchased	57	$832	75	$800	10	$168	1,242	$8,000	7,161	$22,926
Units Redeemed	(3)	(49)	—	—	—	—	(134)	(861)	(13)	(42)
Units Exchanged	99	1,422	747	8,012	29	478	78	501	7,852	25,138

Net increase (decrease) from capital transactions with contractholders during the period ended June 30, 2002	153	$2,205	822	$8,812	39	$647	1,186	$7,640	15,000	$48,021

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Total Return Fund		Mid-Cap Value Equity Fund		Income Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	877,418	$6,617,216	881,488	$9,271,752	9,100	$91,365	375,028	$4,341,952	3,689	$37,403
Units Redeemed	(121,193)	(914,001)	(150,363)	(1,581,566)	(87)	(878)	(18,462)	(213,748)	(110)	(1,117)
Units Exchanged	1,012,778	7,638,064	337,784	3,552,916	31,149	312,726	550,506	6,373,581	38,197	387,246

Net increase (decrease) from capital transactions with contractholders during the period ended June 30, 2002	1,769,003	$13,341,279	1,068,909	$11,243,102	40,162	$403,212	907,072	$10,501,785	41,776	$423,532

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	GE Investments Funds, Inc. (continued)
	U.S. Equity Fund		Premier Growth Equity Fund		Value Equity Fund		Small-Cap Value Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	264,690	$2,297,151	288,317	$2,357,063	179,706	$1,590,817	459,486	$5,712,431
Units Redeemed	(23,018)	(199,766)	(23,517)	(192,262)	(8,226)	(72,827)	(27,527)	(342,229)
Units Exchanged	277,412	2,407,564	304,076	2,485,900	123,806	1,095,971	455,631	5,664,510

Net increase (decrease) from capital transactions with contractholders during the period ended June 30, 2002	519,084	$4,504,949	568,878	$4,650,701	295,286	$2,613,962	887,590	$11,034,712

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Oppenheimer Variable Account Funds — Service Class 2				Variable Insurance Products Fund — Service Class 2
	Global Securities Fund/VA		Main Street Growth & Income Fund/VA		Equity-Income Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	439,399	$3,525,608	379,985	$2,980,360	395,721	$4,056,711	357,381	$2,337,475
Units Redeemed	(30,231)	(242,562)	(28,523)	(223,716)	(27,660)	(283,560)	(58,872)	(385,053)
Units Exchanged	362,530	2,908,826	345,475	2,709,694	454,051	4,654,676	478,255	3,128,056

Net increase (decrease) from capital transactions with contractholders during the period ended June 30, 2002	771,698	$6,191,872	696,937	$5,466,338	822,112	$8,427,827	776,764	$5,080,478

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Variable Insurance Products Fund III — Service Class 2		Variable Insurance Products Fund III — Service Class 2		Variable Insurance Products Fund — Service Class 2				Variable Insurance Products Fund II — Service Class 2
	Growth & Income Portfolio		Mid Cap Portfolio		Equity-Income Portfolio		Growth Portfolio		Contrafund® Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	143,744	$1,211,933	480,686	$4,949,250	395,721	$4,056,711	357,381	$2,337,475	350,363	$2,857,292
Units Redeemed	(21,695)	(182,911)	(47,277)	(486,771)	(27,660)	(283,560)	(58,872)	(385,053)	(39,694)	(323,713)
Units Exchanged	167,474	1,412,008	455,773	4,692,748	454,051	4,654,676	478,255	3,128,056	312,934	2,552,050

Net increase (decrease) from capital transactions with contractholders during the period ended June 30, 2002	802,985	$2,441,030	2,395,510	$9,155,227	1,960,000	$8,427,827	2,404,940	$5,080,478	1,794,697	$5,085,629

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Variable Insurance Products Fund II — Service Class 2		Variable Insurance Products Fund III — Service Class 2
	Contrafund® Portfolio		Growth & Income Portfolio		Mid Cap Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	350,363	$2,857,292	143,744	$1,211,933	480,686	$4,949,250
Units Redeemed	(39,694)	(323,713)	(21,695)	(182,911)	(47,277)	(486,771)
Units Exchanged	312,934	2,552,050	167,474	1,412,008	455,773	4,692,748

Net increase (decrease) from capital transactions with contractholders during the period ended June 30, 2002	623,603	$5,085,629	289,523	$2,441,030	889,182	$9,155,227

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Federated Insurance Series		Federated Insurance Series — Service Shares		Janus Aspen Series — Service Shares
	International Small Company Fund II		High Income Bond Fund II		Global Life Sciences Portfolio		Global Technology Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	121,568	$706,732	150,334	$1,404,369	98,614	$772,428	86,239	$370,301
Units Redeemed	(2,484)	(14,438)	(7,205)	(67,314)	(12,027)	(94,209)	(18,081)	(77,639)
Units Exchanged	50,343	292,667	165,619	1,547,155	(15,874)	(124,340)	(18,905)	(81,175)

Net increase (decrease) from capital transactions with contractholders during the period ended June 30, 2002	169,427	$984,960	308,748	$2,884,210	70,713	$553,880	49,253	$211,487

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Janus Aspen Series — Service Shares (continued)
	Aggressive Growth Portfolio		Growth Portfolio		Capital Appreciation Portfolio		Worldwide Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	237,353	$877,716	130,550	$770,758	89,957	$589,304	178,950	$1,074,584
Units Redeemed	(38,694)	(143,088)	(77,976)	(460,364)	(43,710)	(286,341)	(80,680)	(484,478)
Units Exchanged	116,343	430,232	149,606	883,262	60,172	394,176	208,679	1,253,110

Net increase (decrease) from capital transactions with contractholders during the period ended June 30, 2002	315,002	$1,164,860	202,180	$1,193,656	106,419	$697,139	306,949	$1,843,217

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Janus Aspen Series — Service Shares (continued)				AIM Variable Insurance Funds
	International Growth Portfolio		Balanced Portfolio		AIM V.I. Capital Appreciation Fund		AIM V.I. Growth Fund		AIM V.I. Premier Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	359,441	$2,050,716	550,243	$4,933,341	110,750	$658,728	115,137	$543,824	421,613	$2,876,831
Units Redeemed	(20,990)	(119,751)	(74,494)	(667,894)	(37,376)	(222,307)	(29,738)	(140,464)	(81,523)	(556,264)
Units Exchanged	100,109	571,151	644,391	5,777,440	104,570	621,969	130,106	614,521	297,369	2,029,065

Net increase (decrease) from capital transactions with contractholders during the period ended June 30, 2002	438,560	$2,502,116	1,120,140	$10,042,887	177,944	$1,058,391	215,505	$1,017,881	637,459	$4,349,631

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	MFS® Variable Insurance Trust
	MFS® Investors Growth Stock Series		MFS® Investors Trust Series		MFS® New Discovery Series		MFS® Utilities Series
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	318,225	$1,982,422	114,905	$892,555	257,773	$2,004,650	113,135	$793,100
Units Redeemed	(34,842)	(217,055)	(14,382)	(111,721)	(11,983)	(93,191)	(22,822)	(159,983)
Units Exchanged	180,102	1,121,966	185,013	1,437,141	250,126	1,945,182	199,066	1,395,484

Net increase (decrease) from capital transactions with contractholders during the period ended June 30, 2002	463,485	$2,887,332	285,536	$2,217,975	495,916	$3,856,641	289,379	$2,028,601

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Dreyfus
	Dreyfus Investment Portfolios — Emerging Markets Portfolio		The Dreyfus Socially Responsible Growth Fund, Inc.
	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	107,455	$890,823	74,150	$454,955
Units Redeemed	(3,432)	(28,448)	(3,863)	(23,699)
Units Exchanged	140,468	1,164,509	36,484	223,853

Net increase (decrease) from capital transactions with contractholders during the period ended June 30, 2002	244,491	$2,026,884	106,771	$655,108

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	PIMCO Variable Insurance Trust
	Foreign Bond Portfolio		Long-Term U.S. Government Portfolio		High Yield Portfolio		Total Return Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	37,868	$420,642	188,748	$2,232,277	228,234	$2,286,550	3,081,711	$9,463,681
Units Redeemed	(1,655)	(18,388)	(20,925)	(247,477)	(24,949)	(249,951)	(230,788)	(708,729)
Units Exchanged	74,818	831,098	389,659	4,608,378	236,728	2,371,644	(1,120,093)	(3,439,714)

Net increase (decrease) from capital transactions with contractholders during the period ended June 30, 2002	111,031	$1,233,352	557,482	$6,593,178	440,013	$4,408,243	1,730,830	$5,315,238

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Rydex Variable Trust		Alliance Variable Products Series Fund, Inc.						Van Kampen Life Investment Trust— Class II Shares
	OTC Fund		Growth and Income Portfolio		Premier Growth Portfolio		Quasar Portfolio		Comstock Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	80,912	$293,034	5,083,489	$8,402,076	269,504	$1,607,575	46,164	$337,192	2,858	$27,138
Units Redeemed	(21,359)	(77,356)	(466,282)	(770,678)	(58,424)	(348,494)	(6,427)	(46,938)	—	—
Units Exchanged	71,074	257,401	(2,922,864)	(4,830,959)	194,869	1,162,388	27,659	202,039	16,804	159,584

Net increase (decrease) from capital transactions with contractholders during the period ended June 30, 2002	809,963	$473,079	4,147,922	$2,800,438	1,915,586	$2,421,468	364,629	$492,293	19,662	$186,722

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Income Fund		Mid-Cap Value Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	771,601	$2,491,982	537,095	$2,524,076	295,811	$1,387,170	295,811	$1,387,170
Units Redeemed	(159,846)	(439,006)	(124,304)	(511,096)	(21,819)	(98,962)	(21,819)	(98,962)
Units Exchanged	1,004,470	2,758,713	618,134	2,541,569	246,069	1,116,096	246,069	1,116,096

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	1,616,225	$4,811,689	1,030,925	$4,554,549	520,061	$2,404,304	520,061	$2,404,304

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	GE Investments Funds, Inc. (continued)
	U.S. Equity Fund		Premier Growth Equity Fund		Value Equity Fund		Small-Cap Value Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	377,777	$1,422,258	184,792	$458,291	156,421	$450,906	209,506	$1,396,025
Units Redeemed	(21,335)	(65,678)	(30,378)	(70,678)	(12,505)	(35,135)	(40,370)	(263,775)
Units Exchanged	142,706	439,314	116,536	271,144	105,540	296,537	206,037	1,346,212

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	499,148	$1,795,894	270,950	$658,757	249,456	$712,308	375,173	$2,478,462

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Oppenheimer Variable Account Funds —Class 2 Shares				Variable Insurance Products Fund — Service Class 2
	Global Securities Fund/VA		Main Street Growth & Income Fund/VA		Equity-Income Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	217,546	$823,943	247,253	$893,704	520,253	$2,085,665	412,426	$733,064
Units Redeemed	(16,258)	(52,977)	(41,416)	(115,376)	(58,463)	(217,456)	(84,418)	(130,757)
Units Exchanged	228,917	745,925	454,594	1,266,395	398,609	1,482,667	409,415	634,151

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	$430,205	1,516,892	660,431	$2,044,723	860,399	$3,350,877	737,423	$1,236,459

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Variable Insurance Products Fund II — Service Class 2		Variable Insurance Products Fund III — Service Class 2
	Contrafund® Portfolio		Growth & Income Portfolio		Mid Cap Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	386,566	$1,094,144	192,620	$629,595	346,821	$1,487,827
Units Redeemed	(188,324)	(387,756)	(55,978)	(123,900)	(46,650)	(175,323)
Units Exchanged	294,537	606,450	156,809	347,075	285,395	1,072,595

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	492,779	$1,312,838	293,451	$852,769	585,566	$2,385,098

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Federated Insurance Series		Federated Insurance Series — Service Shares		Janus Aspen Series — Service Shares
	International Small Company Fund II		High Income Bond Fund II		Global Life Sciences Portfolio		Global Technology Portfolio		Aggressive Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	18,406	$53,303	41,619	$147,830	(334,331)	$64,721	92,860	$119,889	188,550	$125,512
Units Redeemed	(2,507)	(6,021)	(19,278)	(52,149)	51,186	(10,641)	(9,961)	(9,053)	(109,347)	(50,567)
Units Exchanged	20,476	49,177	166,901	451,476	361,373	(75,126)	127,181	115,594	281,962	130,394

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	36,375	$96,459	189,242	$547,157	78,228	$(21,047)	210,080	$226,429	361,165	$205,339

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Janus Aspen Series — Service Shares (continued)
	Growth Portfolio		Capital Appreciation Portfolio		Worldwide Growth Portfolio		International Growth Portfolio		Balanced Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	383,379	$376,452	265,233	$232,786	172,202	$298,787	262,150	$431,035	501,417	$2,225,538
Units Redeemed	(168,382)	(123,596)	(66,868)	(41,251)	(137,409)	(141,204)	(88,910)	(125,414)	(116,820)	(369,859)
Units Exchanged	250,500	183,873	92,021	56,768	607,571	624,356	134,893	190,279	920,588	2,914,625

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	465,497	$436,729	290,386	$248,303	642,364	$781,939	308,133	$495,899	1,305,185	$4,770,304

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	AIM Variable Insurance Funds
	AIM V.I. Capital Appreciation Fund		AIM V.I. Growth Fund		AIM V.I. Value Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	623,956	$352,541	127,360	$149,066	469,684	$883,250
Units Redeemed	(450,221)	(224,606)	(145,835)	(89,333)	(208,408)	(304,475)
Units Exchanged	186,621	93,101	309,730	189,729	646,639	944,707

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	360,356	$221,036	291,255	$249,462	907,915	$1,523,482

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	MFS® Variable Insurance Trust								Dreyfus
	MFS® Investors Growth Stock Series		MFS® Investors Trust Series		MFS® New Discovery Series		MFS® Utilities Series		Dreyfus Investment Portfolios — Emerging Markets Portfolio		The Dreyfus Socially Responsible Growth Fund, Inc.
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	284,552	$519,606	111,959	$257,771	121,026	$498,204	108,300	$227,668	57,621	$116,348	19,788	$30,554
Units Redeemed	(58,739)	(89,186)	(54,383)	(116,241)	(26,276)	(93,976)	(66,063)	(106,995)	(7,664)	(15,052)	(27,853)	(16,284)
Units Exchanged	155,461	236,041	264,664	565,711	162,256	580,312	322,125	521,712	34,875	68,498	116,128	67,894

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	381,274	$666,461	322,240	$707,242	257,006	$984,539	364,362	$642,385	84,832	$169,793	108,063	$82,163

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	PIMCO Variable Insurance Trust								Rydex Variable Trust
	Foreign Bond Portfolio		Long-Term U.S. Government Bond Portfolio		High Yield Bond Portfolio		Total Return Bond Portfolio		OTC Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	547	$8,121	314,498	$1,572,549	113,259	$459,065	3,072,166	$4,304,030	265,526	$86,600
Units Redeemed	(742)	(4,083)	(28,143)	(134,113)	(17,664)	(64,941)	(287,232)	(394,839)	(366,631)	(91,293)
Units Exchanged	31,306	172,194	352,188	1,678,326	221,784	815,359	(1,296,156)	(1,781,742)	280,889	69,943

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	31,111	$176,232	638,543	$3,116,762	317,379	$1,209,482	1,488,778	$2,127,449	179,784	$65,250

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Alliance Variable Products Series Fund, Inc.						Van Kampen Life Investment Trust — Class II Shares
	Growth and Income Portfolio		Premier Growth Portfolio		Quasar Portfolio		Comstock Portfolio		Emerging Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	(10,394,730)	$2,779,666	575,189	$829,518	62,755	$223,404	6,488	$61,848	577	$5,763
Units Redeemed	824,494	(221,393)	(311,432)	(339,886)	(1,864)	(5,358)	(325)	(3,100)	—	—
Units Exchanged	10,932,992	(2,935,730)	544,519	594,269	29,961	86,087	15,880	151,378	2,417	24,172

Net increase (decrease) from capital transactions with contractholders during the six month or lesser period ended June 30, 2002	1,362,756	$(377,457)	808,276	$1,083,901	90,852	$304,133	22,043	$210,126	2,994	$29,936

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

(6)  Financial Highlights

A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the six months or lesser period ended June 30, 2002, follows.

Expenses as a percentage of average net assets represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, administrative and distribution expenses for each period indicated. For Type I units, the expense ratio of 1.35% presented in the table below represents the maximum charge, as it includes the 0.20% distribution expense assessed only during the first ten years after a purchase payment is made. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying funds are excluded.

The investment income ratio represents the ordinary dividends received by the subaccount from the underlying mutual fund, divided by average net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of ordinary dividends by the underlying fund in which the subaccounts invest.

The total return for the period indicated includes changes in the value of the underlying fund and reflects deductions for all items included in the expense ratio.

	Six months or lesser period ended June 30, 2002
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
	Units	Unit Value	000s
Type I:
GE Investments Funds, Inc.:
S&P 500® Index Fund	542,148	$40.07	$21,724	1.35%	0.00%	13.85%
Money Market Fund	2,855,358	17.26	49,283	1.35%	0.77%	0.20%
Total Return Fund	317,891	35.33	11,231	1.35%	0.00%	(5.44)%
International Equity Fund	109,408	12.07	14,281	1.35%	0.00%	(4.53)%
Real Estate Securities Fund	243,944	22.90	5,586	1.35%	0.00%	6.70%
Global Income Fund	45,609	10.86	6,258	1.35%	0.00%	8.26%
Mid-Cap Value Equity Fund	425,709	16.96	12,565	1.35%	0.00%	(0.63)%
Income Fund	863,610	12.50	10,795	1.35%	0.00%	3.33%
U.S. Equity Fund	128,087	9.96	1,276	1.35%	0.00%	(11.28)%
Premier Growth Equity Fund	82,017	8.72	715	1.35%	0.00%	(11.90)%
Oppenheimer Variable Account Funds:
Bond Fund/VA	480,066	24.46	11,742	1.35%	7.55%	1.79%
Capital Appreciation Fund/VA	597,531	44.22	26,423	1.35%	0.55%	(19.65)%
Aggressive Growth Fund/VA	911,053	36.11	32,898	1.35%	0.62%	(17.71)%
High Income Fund/VA	588,182	29.44	17,316	1.35%	10.06%	(4.11)%
Multiple Strategies Fund/VA	559,123	30.28	16,930	1.35%	3.37%	(7.52)%
Variable Insurance Products Fund:
Equity-Income Portfolio	2,250,929	40.71	91,635	1.35%	1.65%	(6.68)%
Growth Portfolio	1,709,356	42.44	72,545	1.35%	0.23%	(19.71)%
Overseas Portfolio	1,141,449	20.09	22,932	1.35%	0.75%	(3.04)%
Variable Insurance Products Fund II:
Asset Manager Portfolio	6,120,493	25.13	153,808	1.35%	3.86%	(8.89)%
Contrafund® Portfolio	1,347,505	25.52	34,388	1.35%	0.80%	(1.35)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Six months or lesser period ended June 30, 2002
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
	Units	Unit Value	000s
Type I:
Variable Insurance Products Fund III:
Growth & Income Portfolio	298,434	$12.60	$3,760	1.35%	1.27%	(14.34)%
Growth Opportunities Portfolio	197,257	9.34	1,842	1.35%	1.00%	(13.73)%
Federated Insurance Series:
American Leaders Fund II	250,535	15.39	3,856	1.35%	1.01%	(9.50)%
High Income Bond Fund II	182,003	13.72	2,497	1.35%	12.82%	(1.89)%
Utility Fund II	174,545	12.65	2,208	1.35%	4.88%	(13.72)%
The Alger American Fund:
Alger American Small Capitalization Portfolio	552,826	7.36	4,069	1.35%	0.00%	(14.75)%
Alger American Growth Portfolio	587,176	15.47	9,084	1.35%	0.03%	(18.84)%
PBHG Insurance Series Fund, Inc.:
PBHG Large Cap Portfolio	151,031	14.18	2,142	1.35%	0.00%	(16.95)%
PBHG Growth II Portfolio	216,147	8.98	1,941	1.35%	0.00%	(17.11)%
Janus Aspen Series:
Aggressive Growth Portfolio	831,456	19.40	16,130	1.35%	0.00%	(19.70)%
Growth Portfolio	1,928,036	19.28	37,173	1.35%	0.00%	(16.07)%
Worldwide Growth Portfolio	2,113,214	26.45	55,895	1.35%	0.35%	(13.52)%
Balanced Portfolio	1,614,507	21.47	34,663	1.35%	1.06%	(3.73)%
Flexible Income Portfolio	354,358	15.56	5,514	1.35%	2.40%	(2.59)%
International Growth Portfolio	497,045	15.76	7,833	1.35%	0.38%	(12.53)%
Capital Appreciation Portfolio	447,478	18.75	8,390	1.35%	0.30%	(7.43)%
Janus Aspen Series — Service Shares:
Global Life Sciences Portfolio	116,185	7.59	882	1.35%	0.00%	(19.43)%
Global Technology Portfolio	142,188	2.95	419	1.35%	0.00%	(30.06)%
Goldman Sachs Variable Insurance Trust:
Growth and Income Fund	82,148	7.43	610	1.35%	0.00%	(4.72)%
Mid Cap Value Fund	1,040,216	12.77	13,284	1.35%	0.00%	6.04%
Salomon Brothers Variable Series Funds Inc:
Strategic Bond Fund	115,460	11.55	1,334	1.35%	0.30%	1.40%
Investors Fund	324,329	12.55	4,070	1.35%	0.00%	(13.24)%
Total Return Fund	33,294	10.61	353	1.35%	0.01%	(4.58)%
Type II:
GE Investments Funds, Inc.:
S&P® 500 Index Fund	165,440	42.64	7,054	1.40%	0.00%	(13.65)%
Money Market Fund	412,476	19.40	8,002	1.40%	0.77%	0.42%
Total Return Fund	16,147	38.06	615	1.40%	0.00%	(5.23)%
International Equity Fund	27,683	12.48	345	1.40%	0.00%	(4.32)%
Real Estate Securities Fund	24,687	23.66	584	1.40%	0.00%	6.94%
Global Income Fund	11,601	11.12	129	1.40%	0.00%	8.50%
Mid-Cap Value Equity Fund	70,040	17.36	1,216	1.40%	0.00%	(0.41)%
Income Fund	37,410	12.76	477	1.40%	0.00%	3.58%
U.S. Equity Fund	94,069	10.15	955	1.40%	0.00%	(11.08)%
Premier Growth Equity Fund	90,846	8.85	804	1.40%	0.00%	(11.70)%
Value Equity Fund	12,297	8.26	102	1.40%	0.00%	(8.53)%
Small-Cap Value Equity Fund	19,041	11.95	228	1.40%	0.00%	(0.28)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Six month or lesser period ended June 30, 2002
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
	Units	Unit Value	000s
Type II:
Oppenheimer Variable Account Funds:
Bond Fund/VA	21,043	$26.76	$563	1.40%	7.48%	2.02%
Capital Appreciation Fund/VA	29,149	50.57	1,474	1.40%	0.54%	(19.47)%
Aggressive Growth Fund/VA	20,982	41.08	862	1.40%	0.62%	(17.53)%
High Income Fund/VA	34,195	32.97	1,127	1.40%	10.03%	(3.90)%
Multiple Strategies Fund/VA	12,885	34.53	445	1.40%	0.58%	(7.52)%
Oppenheimer Variable Account Funds — Class 2 Shares:
Global Securities Fund/VA	29,775	7.76	231	1.40%	0.46%	(7.56)%
Main Street Growth & Income Fund/VA	38,360	7.41	284	1.40%	0.58%	(7.52)%
Variable Insurance Products Fund:
Equity-Income Portfolio	27,822	44.75	1,245	1.40%	1.71%	(6.48)%
Growth Portfolio	34,532	47.22	1,631	1.40%	0.22%	(19.53)%
Overseas Portfolio	7,934	23.30	185	1.40%	0.68%	(2.83)%
Variable Insurance Products Fund — Service Class 2:
Equity-Income Portfolio	48,256	9.12	440	1.40%	1.35%	(6.57)%
Growth Portfolio	94,448	5.73	541	1.40%	0.11%	(19.64)%
Variable Insurance Products Fund II:
Asset Manager Portfolio	8,844	26.63	236	1.40%	3.72%	(8.69)%
Contrafund® Portfolio	116,683	26.41	3,082	1.40%	0.76%	(1.13)%
Variable Insurance Products Fund II — Service Class 2:
Contrafund® Portfolio	39,664	8.00	317	1.40%	0.60%	(1.28)%
Variable Insurance Products Fund III:
Growth & Income Portfolio	81,417	12.90	1,050	1.40%	0.00%	(14.15)%
Growth Opportunities Portfolio	23,721	9.56	227	1.40%	1.01%	(13.53)%
Variable Insurance Products Fund III — Service Class 2:
Mid Cap Portfolio	33,325	9.41	314	1.40%	0.53%	(1.67)%
Growth & Income Portfolio	18,529	7.36	136	1.40%	1.23%	(14.35)%
Federated Insurance Series:
American Leaders Fund II	26,772	15.83	424	1.40%	1.00%	(9.30)%
High Income Bond Fund II	18,623	14.19	264	1.40%	9.61%	(1.67)%
Utility Fund II	16,815	13.09	220	1.40%	4.96%	(13.53)%
International Small Company Fund II	3,791	5.83	22	1.40%	0.00%	(2.68)%
Federated Insurance Series — Service Shares:
High Income Bond Fund II	6,799	9.18	62	1.40%	8.41%	(1.82)%
The Alger American Fund:
Alger American Small Capitalization Portfolio	83,466	7.59	634	1.40%	0.00%	(14.56)%
Alger American Growth Portfolio	118,126	15.96	1,885	1.40%	0.03%	(18.66)%
PBHG Insurance Series Fund, Inc.:
PBHG Large Cap Growth Portfolio	29,835	14.52	433	1.40%	0.00%	(16.77)%
PBHG Growth II Portfolio	49,573	9.19	456	1.40%	0.00%	(16.92)%
Janus Aspen Series:
Aggressive Growth Portfolio	115,196	16.95	1,953	1.40%	0.00%	(19.52)%
Growth Portfolio	139,486	18.62	2,597	1.40%	0.00%	(15.88)%
Worldwide Growth Portfolio	147,364	22.33	3,291	1.40%	0.37%	(13.33)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Six months or lesser period ended June 30, 2002
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
	Units	Unit Value	000s
Type II:
Janus Aspen Series:
Balanced Portfolio	152,450	22.14	3,375	1.40%	1.12%	(3.52)%
Flexible Income Portfolio	23,619	16.04	379	1.40%	2.57%	2.82%
International Growth Portfolio	100,472	16.21	1,629	1.40%	0.43%	(12.33)%
Capital Appreciation Portfolio	120,973	19.19	2,321	1.40%	0.35%	(7.22)%
Janus Aspen Series — Service Shares:
Global Life Sciences Portfolio	15,553	7.66	119	1.40%	0.00%	(19.25)%
Global Technology Portfolio	26,545	2.98	79	1.40%	0.00%	(29.90)%
Aggressive Growth Portfolio	48,451	3.30	160	1.40%	0.00%	(19.61)%
Capital Appreciation Portfolio	26,501	5.92	157	1.40%	0.23%	(7.37)%
Worldwide Growth Portfolio	42,404	5.78	245	1.40%	0.35%	(13.47)%
International Growth Portfolio	21,382	5.79	124	1.40%	0.38%	(12.46)%
Balanced Portfolio	106,858	8.86	947	1.40%	1.16%	(3.68)%
Growth Portfolio	27,390	5.19	142	1.40%	0.00%	(15.98)%
Goldman Sachs Variable Insurance Trust:
Growth and Income Fund	15,346	7.57	116	1.40%	0.00%	(4.51)%
Mid Cap Value Fund	92,834	13.01	1,208	1.40%	0.00%	6.28%
Salomon Brothers Variable Series Funds Inc:
Strategic Bond Fund	26,429	11.75	311	1.40%	0.28%	1.63%
Investors Fund	34,122	12.76	435	1.40%	0.00%	(13.04)%
Total Return Fund	5,871	10.79	63	1.40%	0.01%	(4.37)%
Dreyfus:
The Dreyfus Socially Responsible Growth Fund, Inc.	5,523	5.54	31	1.40%	0.01%	(17.42)%
Dreyfus Investment Portfolios-Emerging Markets Portfolio	1,793	9.40	17	1.40%	0.00%	6.07%
MFS® Variable Insurance Trust:
MFS® New Discovery Series	18,074	6.83	123	1.40%	0.00%	(19.40)%
MFS® Investors Growth Stock Series	21,163	5.31	112	1.40%	0.00%	(18.28)%
MFS® Investors Trust Series	11,680	7.07	83	1.40%	0.41%	(12.58)%
MFS® Utilities Series	32,764	5.82	191	1.40%	2.25%	(20.34)%
Rydex Variable Trust:
OTC Fund	10,658	2.74	29	1.40%	0.00%	(34.35)%
Alliance Variable Products Series Fund, Inc.:
Premier Growth Portfolio	19,782	5.53	109	1.40%	0.00%	(21.59)%
Growth and Income Portfolio	76,142	8.77	668	1.40%	0.60%	(13.65)%
Quasar Portfolio	5,498	6.00	33	1.40%	0.00%	(17.22)%
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund	19,549	5.06	99	1.40%	0.00%	(14.48)%
AIM V.I. Growth Fund	27,840	4.03	112	1.40%	0.00%	(20.92)%
AIM V.I. Premier Equity Fund	32,625	6.22	203	1.40%	0.00%	(21.47)%
PIMCO Variable Insurance Trust:
Foreign Portfolio	1,191	11.37	14	1.40%	1.86%	2.85%
Long-Term U.S. Government Portfolio	19,321	11.93	230	1.40%	1.84%	5.01%
High Yield Portfolio	11,331	9.50	108	1.40%	3.19%	(4.61)%
Total Return Portfolio	33,176	11.49	381	1.40%	1.56%	2.96%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Six months or lesser period ended June 30, 2002
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
	Units	Unit Value	000s
Type III:
GE Investments Funds, Inc.:
S&P 500® Index Fund	17,234,970	$7.67	$132,192	1.55%	0.00%	(14.02)%
Money Market Fund	22,324,007	11.04	246,457	1.55%	0.78%	0.00%
Total Return Fund	3,102,712	10.20	31,648	1.55%	0.00%	(5.62)%
International Equity Fund	993,413	7.88	7,828	1.55%	0.00%	(4.72)%
Real Estate Securities Fund	1,716,052	15.26	26,187	1.55%	0.00%	6.49%
Mid-Cap Value Equity Fund	5,653,384	11.67	65,975	1.55%	0.00%	(0.83)%
Income Fund	3,000,011	11.55	34,650	1.55%	0.00%	3.12%
U.S. Equity Fund	3,841,347	9.03	34,687	1.55%	0.00%	(11.45)%
Premier Growth Equity Fund	4,470,364	8.61	38,490	1.55%	0.00%	(12.07)%
Value Equity Fund	584,381	8.36	4,885	1.55%	0.00%	(8.91)%
Small-Cap Value Equity Fund	963,050	11.98	11,537	1.55%	0.00%	(0.68)%
Oppenheimer Variable Account Funds:
Bond Fund/VA	2,655,041	10.89	28,913	1.55%	7.46%	1.59%
Capital Appreciation Fund/VA	5,244,204	8.97	47,041	1.55%	0.54%	(19.81)%
Aggressive Growth Fund/VA	2,840,130	8.34	23,687	1.55%	0.62%	(17.87)%
High Income Fund/VA	1,541,970	9.19	14,171	1.55%	10.43%	(4.30)%
Multiple Strategies Fund/VA	1,283,651	10.66	13,684	1.55%	4.14%	(7.71)%
Oppenheimer Variable Account Funds —Class 2 Shares:
Global Securities Fund/VA	1,078,015	8.47	9,131	1.55%	0.43%	(7.95)%
Main Street Growth & Income Fund/VA	1,004,337	8.15	8,185	1.55%	0.59%	(7.91)%
Variable Insurance Products Fund :
Equity-Income Portfolio	7,823,819	9.91	77,534	1.55%	1.65%	(6.87)%
Growth Portfolio	10,357,739	7.25	75,094	1.55%	0.23%	(19.87)%
Overseas Portfolio	1,089,865	8.26	9,002	1.55%	0.64%	(3.23)%
Variable Insurance Products Fund II :
Asset Manager Portfolio	1,745,796	8.77	15,311	1.55%	3.74%	(9.07)%
Contrafund® Portfolio	9,537,525	9.19	87,650	1.55%	0.76%	(1.54)%
Variable Insurance Products Fund III:
Growth & Income Portfolio	4,036,391	7.79	31,443	1.55%	1.29%	(14.51)%
Growth Opportunities Portfolio	1,834,972	6.13	11,248	1.55%	1.00%	(13.90)%
Variable Insurance Products Fund —Service Class 2:
Equity-Income Portfolio	2,123,339	9.12	19,365	1.55%	1.42%	(6.96)%
Growth Portfolio	1,477,668	6.38	9,428	1.55%	0.12%	(19.98)%
Variable Insurance Products Fund II —Service Class 2:
Contrafund® Portfolio	1,452,489	8.72	12,666	1.55%	0.63%	(1.70)%
Variable Insurance Products Fund III —Service Class 2:
Growth & Income Portfolio	634,638	7.66	4,861	1.55%	1.19%	(14.71)%
Mid Cap Portfolio	1,306,806	10.05	13,133	1.55%	0.72%	(2.08)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Six months or lesser period ended June 30, 2002
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
	Units	Unit Value	000s
Type III:
Federated Insurance Series:
American Leaders Fund II	2,324,842	$9.01	$20,947	1.55%	1.02%	(9.68)%
High Income Bond Fund II	1,547,683	8.66	13,403	1.55%	9.75%	(2.08)%
Utility Fund II	901,790	6.84	6,168	1.55%	4.83%	(13.89)%
International Small Company Fund II	82,269	6.75	555	1.55%	0.00%	(3.09)%
Federated Insurance Series — Service Shares:
High Income Bond Fund II	396,147	9.75	3,862	1.55%	11.10%	(2.24)%
The Alger American Fund:
Alger American Small Capitalization Portfolio	3,381,018	5.98	20,218	1.55%	0.00%	(14.91)%
Alger American Growth Portfolio	8,232,828	7.38	60,758	1.55%	0.03%	(19.00)%
Janus Aspen Series :
Aggressive Growth Portfolio	7,825,992	6.72	52,591	1.55%	0.00%	(19.86)%
Growth Portfolio	13,300,651	7.03	93,504	1.55%	0.00%	(16.24)%
Worldwide Growth Portfolio	9,898,907	8.36	82,755	1.55%	0.34%	(13.69)%
Balanced Portfolio	14,257,968	10.35	147,570	1.55%	1.08%	(3.92)%
Flexible Income Portfolio	2,565,321	11.32	29,039	1.55%	3.09%	2.39%
International Growth Portfolio	3,839,396	9.34	35,860	1.55%	0.39%	(12.70)%
Capital Appreciation Portfolio	10,458,367	8.65	90,465	1.55%	0.32%	(7.61)%
Janus Aspen Series — Service Shares:
Global Life Sciences Portfolio	921,642	7.52	6,931	1.55%	0.00%	(19.59)%
Global Technology Portfolio	1,655,988	2.93	4,852	1.55%	0.00%	(30.19)%
Aggressive Growth Portfolio	678,724	4.71	3,197	1.55%	0.00%	(19.94)%
Growth Portfolio	952,774	6.02	5,736	1.55%	0.00%	(16.33)%
Capital Appreciation Portfolio	722,862	7.19	5,197	1.55%	0.22%	(7.76)%
Worldwide Growth Portfolio	1,121,100	6.53	7,321	1.55%	0.27%	(13.84)%
International Growth Portfolio	513,262	6.57	3,372	1.55%	0.38%	(12.83)%
Balanced Portfolio	2,445,582	9.18	22,450	1.55%	1.04%	(4.08)%
Goldman Sachs Variable Insurance Trust:
Growth and Income Fund	865,321	8.31	7,191	1.55%	0.00%	(4.91)%
Mid Cap Value Fund	5,500,410	15.09	83,001	1.55%	0.00%	5.83%
Salomon Brothers Variable Series Funds Inc:
Strategic Bond Fund	1,295,938	11.14	14,437	1.55%	0.28%	1.20%
Investors Fund	3,053,890	10.18	31,089	1.55%	0.00%	(13.41)%
Total Return Fund	849,341	9.80	8,324	1.55%	0.01%	(4.77)%
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund	664,475	6.44	4,279	1.55%	0.00%	(14.84)%
AIM V.I. Growth Fund	392,960	5.18	2,036	1.55%	0.00%	(21.25)%
AIM V.I. Premier Equity Fund	1,645,233	6.81	11,204	1.55%	0.00%	(21.80)%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series	675,826	5.99	4,048	1.55%	0.00%	(18.62)%
MFS® Investors Trust Series	553,162	7.28	4,027	1.55%	0.45%	(12.94)%
MFS® New Discovery Series	617,166	7.95	4,906	1.55%	0.00%	(19.74)%
MFS® Utilities Series	750,043	6.16	4,620	1.55%	2.40%	(20.68)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Six months or lesser period ended June 30, 2002
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
	Units	Unit Value	000s
Type III:
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio	154,926	$10.66	$1,652	1.55%	0.00%	5.62%
The Dreyfus Socially Responsible Growth Fund, Inc.	74,197	6.21	461	1.55%	0.01%	(17.76)%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio	221,252	11.13	2,463	1.55%	1.85%	2.42%
Long-Term U.S. Government Portfolio	1,201,054	11.31	13,584	1.55%	2.08%	4.57%
High Yield Portfolio	836,710	9.68	8,099	1.55%	3.80%	(5.01)%
Total Return Portfolio	2,541,295	11.16	28,361	1.55%	1.86%	2.53%
Rydex Variable Trust:
OTC Fund	311,354	3.65	1,136	1.55%	0.00%	(34.63)%
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio	2,912,133	9.04	26,326	1.55%	0.55%	(14.02)%
Premier Growth Portfolio	1,283,220	6.28	8,059	1.55%	0.00%	(21.92)%
Quasar Portfolio	222,989	7.45	1,661	1.55%	0.00%	(17.57)%
Prudential Series Fund, Inc.:
SP Prudential U.S. Emerging Growth Portfolio	12,703	6.68	85	1.55%	0.00%	(24.56)%
SP Jennison International Growth Portfolio	2,448	6.95	17	1.55%	0.00%	(6.43)%
Jennison Portfolio	4,719	7.06	33	1.55%	0.00%	(19.59)%
Van Kampen Life Investment Trust — Class II Shares:
Comstock Portfolio	2,755	8.99	25	1.55%	0.00%	(11.32)%
Emerging Growth Portfolio	1,032	8.86	9	1.55%	0.00%	(19.07)%
Type IV:
GE Investments Funds, Inc.:
S&P 500® Index Fund	2,216,705	7.15	15,849	1.60%	0.00%	(14.04)%
Money Market Fund	5,915,352	10.94	64,714	1.60%	0.00%	(0.02)%
Total Return Fund	349,420	9.78	3,417	1.60%	.86%	(5.65)%
International Equity Fund	236,658	7.72	1,827	1.60%	0.00%	(4.74)%
Real Estate Securities Fund	127,367	13.94	1,776	1.60%	0.00%	6.46%
Mid-Cap Value Equity Fund	605,151	10.14	6,136	1.60%	0.00%	(0.85)%
Income Fund	376,692	11.62	4,377	1.60%	0.00%	3.10%
U.S. Equity Fund	371,402	8.23	3,057	1.60%	0.00%	(11.48)%
Premier Growth Equity Fund	387,124	8.60	3,329	1.60%	0.00%	(12.09)%
Value Equity Fund	183,328	8.35	1,531	1.60%	0.00%	8.94%
Small-Cap Value Equity Fund	117,579	11.97	1,407	1.60%	0.00%	(0.70)%
Oppenheimer Variable Account Funds:
Bond Fund/VA	348,096	10.95	3,812	1.60%	7.60%	1.57%
Capital Appreciation Fund/VA	659,143	8.65	5,702	1.60%	0.54%	(19.83)%
Aggressive Growth Fund/VA	283,506	7.80	2,211	1.60%	0.63%	(17.89)%
High Income Fund/VA	185,408	8.88	1,646	1.60%	10.03%	(4.32)%
Multiple Strategies Fund/VA	163,269	9.94	1,623	1.60%	4.38%	(7.73)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Six months or lesser period ended June 30, 2002
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
	Units	Unit Value	000s
Type IV:
Oppenheimer Variable Account Funds —Class 2 Shares:
Global Securities Fund/VA	150,355	$8.47	$1,274	1.60%	0.37%	(7.97)%
Main Street Growth & Income Fund/VA	162,321	8.15	1,323	1.60%	0.68%	(7.93)%
Variable Insurance Products Fund :
Equity-Income Portfolio	936,955	8.66	8,114	1.60%	1.71%	(6.89)%
Growth Portfolio	849,613	7.02	5,964	1.60%	0.23%	(19.89)%
Overseas Portfolio	279,584	7.81	2,184	1.60%	0.30%	(3.26)%
Variable Insurance Products Fund II :
Asset Manager Portfolio	216,389	8.57	1,854	1.60%	3.81%	(9.09)%
Contrafund® Portfolio	1,164,139	8.82	10,268	1.60%	0.79%	(1.56)%
Variable Insurance Products Fund III:
Growth & Income Portfolio	536,981	7.30	3,920	1.60%	0.00%	(14.53)%
Growth Opportunities Portfolio	241,757	5.85	1,414	1.60%	1.01%	(13.92)%
Variable Insurance Products Fund —Service Class 2:
Equity-Income Portfolio	287,016	9.11	2,615	1.60%	1.15%	(6.98)%
Growth Portfolio	315,037	6.37	2,007	1.60%	0.13%	(20.00)%
Variable Insurance Products Fund II —Service Class 2:
Contrafund® Portfolio	252,184	8.72	2,199	1.60%	0.64%	(1.72)%
Variable Insurance Products Fund III —Service Class 2:
Growth & Income Portfolio	89,445	7.65	684	1.60%	1.59%	(14.73)%
Mid Cap Portfolio	141,945	10.04	1,425	1.60%	0.77%	(2.11)%
Federated Insurance Series:
American Leaders Fund II	261,639	8.08	2,114	1.60%	1.11%	(9.71)%
High Income Bond Fund II	138,513	8.40	1,164	1.60%	13.58%	(2.11)%
Utility Fund II	135,198	6.53	883	1.60%	4.94%	(13.91)%
International Small Company Fund II	263,241	6.75	1,777	1.60%	0.00%	(3.11)%
Federated Insurance Series — Service Shares:
High Income Bond Fund II	99,727	9.75	972	1.60%	15.78%	(2.26)%
The Alger American Fund:
Alger American Small Capitalization Portfolio	439,650	5.79	2,546	1.60%	0.00%	(14.94)%
Alger American Growth Portfolio	1,160,285	7.00	8,122	1.60%	0.03%	(19.02)%
Janus Aspen Series:
Aggressive Growth Portfolio	1,049,434	5.79	6,076	1.60%	0.00%	(19.88)%
Growth Portfolio	1,497,055	6.66	9,970	1.60%	0.00%	(16.26)%
Worldwide Growth Portfolio	1,377,252	8.18	11,266	1.60%	0.34%	(13.71)%
Balanced Portfolio	1,386,843	9.80	13,591	1.60%	1.00%	(3.95)%
Flexible Income Portfolio	253,862	11.24	2,853	1.60%	3.13%	2.36%
International Growth Portfolio	747,722	9.25	6,916	1.60%	0.38%	(12.72)%
Capital Appreciation Portfolio	992,505	7.57	7,513	1.60%	0.31%	(7.63)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Six months or lesser period ended June 30, 2002
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
	Units	Unit Value	000s
Type IV:
Janus Aspen Series — Service Shares:
Global Life Sciences Portfolio	77,264	$7.52	$581	1.60%	0.00%	(19.61)%
Global Technology Portfolio	218,877	2.93	641	1.60%	0.00%	(30.21)%
Aggressive Growth Portfolio	69,892	4.70	328	1.60%	0.00%	(19.96)%
Growth Portfolio	153,572	6.02	925	1.60%	0.00%	(16.35)%
Capital Appreciation Portfolio	98,198	7.18	705	1.60%	0.19%	(7.78)%
Worldwide Growth Portfolio	234,806	6.53	1,533	1.60%	0.38%	(13.86)%
International Growth Portfolio	2,182,066	6.56	14,314	1.60%	0.77%	(12.85)%
Balanced Portfolio	322,053	9.17	2,953	1.60%	1.01%	(4.10)%
Goldman Sachs Variable Insurance Trust:
Growth and Income Fund	156,959	7.58	1,190	1.60%	0.00%	(4.93)%
Mid Cap Value Portfolio Fund	500,427	13.37	6,691	1.60%	0.00%	5.80%
Salomon Brothers Variable Series Funds Inc:
Strategic Bond Fund	169,148	11.03	1,866	1.60%	0.36%	1.18%
Investors Fund	271,192	9.22	2,500	1.60%	0.00%	(13.43)%
Total Return Fund	53,112	9.47	503	1.60%	0.01%	(4.79)%
AIM Variable Insurance Series Funds:
AIM V.I. Capital Appreciation Fund	105,228	6.44	678	1.60%	0.00%	(14.86)%
AIM V.I. Growth Fund	39,631	5.17	205	1.60%	0.00%	(21.27)%
AIM V.I. Premier Equity Fund	251,503	6.80	1,710	1.60%	0.00%	(21.82)%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series	100,639	5.99	603	1.60%	0.00%	(18.64)%
MFS® Investors Trust Series	61,701	7.28	449	1.60%	0.36%	(12.97)%
MFS® New Discovery Series	48,472	7.94	385	1.60%	0.00%	(19.76)%
MFS® Utilities Series	52,895	6.16	326	1.60%	2.41%	(20.70)%
Dreyfus:
Dreyfus Investment Portfolios—Emerging Markets Portfolio	23,252	10.65	248	1.60%	0.00%	5.60%
The Dreyfus Socially Responsible Growth Fund, Inc.	23,498	6.21	146	1.60%	0.01%	(17.78)%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio	34,912	11.12	388	1.60%	1.79%	2.40%
Long-Term U.S. Government Portfolio	169,902	11.31	1,922	1.60%	2.10%	4.55%
High Yield Portfolio	127,642	9.67	1,234	1.60%	3.96%	(5.03)%
Total Return Portfolio	636,540	11.15	7,097	1.60%	1.93%	2.51%
Rydex Variable Trust:
OTC Fund	18,940	3.64	69	1.60%	0.00%	(34.64)%
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio	478,834	9.03	4,324	1.60%	0.54%	(14.04)%
Premier Growth Portfolio	80,740	6.27	506	1.60%	0.00%	(21.94)%
Quasar Portfolio	4,285	7.44	32	1.60%	0.00%	(17.59)%
Van Kampen Life Investment Trust—Class II Shares:
Comstock Portfolio	2,497	8.99	22	1.60%	0.00%	(11.34)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Six months or lesser period ended June 30, 2002
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
	Units	Unit Value	000s
Type V:
GE Investments Funds, Inc.:
S&P 500® Index Fund	15,933	$6.90	$110	0.75%	0.00%	(13.68)%
Money Market Fund	9,000,080	1.06	9,540	0.75%	1.10%	0.40%
Total Return Fund	48	9.33	0	0.75%	0.00%	(5.25)%
International Equity Fund	26,390	6.64	175	0.75%	0.00%	(4.34)%
Real Estate Securities Fund	3,543	12.61	45	0.75%	0.00%	6.91%
Mid-Cap Value Equity Fund	1,838	10.97	20	0.75%	0.00%	(0.43)%
Income Fund	67,195	11.66	783	0.75%	0.00%	3.53%
U.S. Equity Fund	4,891	8.03	39	0.75%	0.00%	(11.10)%
Premier Growth Equity Fund	307	7.72	2	0.75%	0.00%	(11.72)%
Variable Insurance Products Fund:
Overseas Portfolio	66,922	6.74	451	0.75%	0.00%	(2.85)%
Variable Insurance Products Fund III:
Growth & Income Portfolio	6,782	7.70	52	0.75%	1.27%	(14.17)%
Growth Opportunities Portfolio	451	6.52	3	0.75%	0.75%	(13.55)%
Mid Cap Portfolio	2,081	10.42	22	0.75%	1.00%	(1.64)%
Janus Aspen Series:
Flexible Income Portfolio	63,753	11.44	729	0.75%	0.24%	2.79%
International Growth Portfolio	712,622	5.59	3,984	0.75%	1.52%	(12.35)%
Capital Appreciation Portfolio	692	6.19	4	0.75%	0.37%	(7.24)%
Equity Income Portfolio	394	7.67	3	0.75%	0.07%	(7.35)%
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund	333	5.41	2	0.75%	0.00%	(14.50)%
AIM V.I. Aggressive Growth Fund	4,120	6.09	25	0.75%	0.00%	(10.78)%
AIM V.I. New Technology Fund	5,133	2.36	12	0.75%	0.00%	(32.32)%
AIM V.I. Capital Development Fund	506	9.18	5	0.75%	0.00%	(5.21)%
AIM V.I. Growth and Income Fund	68	6.44	0	0.75%	0.00%	(7.72)%
AIM V.I. Global Utilities Fund	219	5.80	1	0.75%	0.00%	(15.52)%
AIM V.I. Government Securities Fund	66,771	11.39	761	0.75%	0.00%	3.09%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Six months or lesser period ended June 30, 2002
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
	Units	Unit Value	000s
Type VI
GE Investments Funds, Inc.:
S&P 500® Index Fund	4,803,075	$6.72	$32,277	1.50%	0.00%	(14.00)
Money Market Fund	3,560,646	10.49	37,351	1.50%	0.76%	0.03%
Total Return Fund	40,162	9.72	390	1.50%	0.00%	(4.9)%
Mid-Cap Value Equity Fund	1,859,251	11.01	20,470	1.50%	0.00%	(.77)%
Income Fund	41,776	10.14	424	1.50%	0.00%	3.15%
U.S. Equity Fund	1,115,354	7.86	8,767	1.50%	0.00%	(11.43)%
Premier Growth Equity Fund	1,248,779	7.44	9,291	1.50%	0.00%	(12.05)%
Value Equity Fund	617,028	8.13	5,016	1.50%	0.00%	(8.89)%
Small-Cap Value Equity Fund	1,355,986	5.26	7,132	1.50%	0.00%	(0.66)%
Oppenheimer Variable Account Funds — Class 2 Shares:
Global Securities Fund/VA	1,946,782	7.50	14,601	1.50%	0.42%	(7.93)%
Main Street Growth & Income Fund/VA	1,946,802	7.35	14,309	1.50%	0.60%	(7.89)%
Variable Insurance Products Fund —Service Class 2:
Equity-Income Portfolio	2,069,912	9.59	19,850	1.50%	1.39%	(6.94)%
Growth Portfolio	2,711,741	5.43	14,725	1.50%	0.12%	(19.96)%
Variable Insurance Products Fund II — Service Class 2:
Contrafund® Portfolio	2,006,120	7.95	15,949	1.50%	0.63%	(1.67)%
Variable Insurance Products Fund III — Service Class 2:
Growth & Income Portfolio	1,355,986	5.26	7,132	1.50%	1.13%	(14.69)%
Mid Cap Portfolio	2,638,944	9.97	26,310	1.50%	0.71%	(2.06)%
Federated Insurance Series:
International Small Company Fund II	1,355,986	5.26	7,132	1.50%	0.00%	(3.06)%
Federated Insurance Series —Service Shares:
High Income Bond Fund II	576,163	9.00	5,185	1.50%	9.89%	(2.21)%
Janus Aspen Series — Service Shares:
Global Life Sciences Portfolio	560,716	7.07	3,964	1.50%	0.00%	(19.57)%
Global Technology Portfolio	1,021,671	2.87	2,932	1.50%	0.00%	(30.18)%
Aggressive Growth Portfolio	1,355,986	5.26	7,132	1.50%	0.00%	(19.93)%
Growth Portfolio	2,167,853	5.15	11,164	1.50%	0.00%	(16.31)%
Capital Appreciation Portfolio	1,838,563	6.00	11,031	1.50%	0.20%	(7.74)%
Worldwide Growth Portfolio	2,424,142	5.37	13,018	1.50%	0.27%	(13.82)%
International Growth Portfolio	1,445,616	5.33	7,705	1.50%	0.42%	(12.81)%
Balanced Portfolio	3,802,987	8.65	32,896	1.50%	1.06%	(4.06)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Six months or lesser period ended June 30, 2002
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
	Units	Unit Value	000s
Type VI:
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund	1,355,986	$5.26	$7,132	1.50%	0.00%	(14.82)%
AIM V.I. Growth Fund	1,075,756	3.86	4,152	1.50%	0.00%	(21.23)%
AIM V.I. Premier Equity Fund
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series	1,833,580	5.42	9,938	1.50%	0.00%	(18.60)%
MFS® Investors Trust Series	876,842	7.08	6,208	1.50%	0.43%	(12.92)%
MFS® New Discovery Series	1,138,955	6.72	7,654	1.50%	0.00%	(19.72)%
MFS® Utilities Series	1,262,812	6.04	7,627	1.50%	2.41%	(20.66)%
Dreyfus:
Dreyfus Investment Portfolios—Emerging Markets Portfolio	394,618	7.87	3,106	1.50%	0.00%	5.65%
The Dreyfus Socially Responsible Growth Fund, Inc.	782,189	5.40	4,224	1.50%	0.01%	(17.74)%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio	172,023	11.28	1,940	1.50%	1.69%	2.45%
Long-Term U.S. Government Portfolio	1,292,346	12.11	15,650	1.50%	2.05%	4.60%
High Yield Portfolio	895,988	9.51	8,521	1.50%	3.61%	(4.99)%
Total Return Portfolio	3,392,887	11.58	39,290	1.50%	1.82%	2.56%
Rydex Variable Trust:
OTC Fund	1,115,765	2.54	2,834	1.50%	0.00%	(34.61)%
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio	4,259,155	9.11	38,801	1.50%	0.58%	(14.00)%
Premier Growth Portfolio	2,476,523	5.10	12,630	1.50%	0.00%	(21.90)%
Quasar Portfolio	399,796	6.14	2,455	1.50%	0.00%	(17.55)%
Van Kampen Life Investment Trust — Class II Shares:
Comstock Portfolio	19,662	8.99	177	1.50%	0.00%	(11.30)%
Type VII:
GE Investments Funds, Inc.:
S&P 500® Index Fund	1,751,975	6.69	11,721	1.70%	0.00%	(14.08)%
Money Market Fund	1,107,711	10.45	11,576	1.70%	0.00%	(0.07)%
Mid-Cap Value Equity Fund	530,084	10.96	5,810	1.70%	0.00%	(0.90)%
Income Fund	43,786	10.14	444	1.70%	0.00%	3.05%
U.S. Equity Fund	583,378	7.83	4,568	1.70%	0.00%	(11.52)%
Premier Growth Equity Fund	283,132	7.41	2,098	1.70%	0.00%	(12.14)%
Value Equity Fund	253,517	8.10	2,053	1.70%	0.00%	(8.98)%
Small-Cap Value Equity Fund	379,327	12.18	4,620	1.70%	0.00%	(0.76)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Six months or lesser period ended June 30, 2002
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
	Units	Unit Value	000s
Type VII:
Oppenheimer Variable Account Funds — Class 2 Shares:
Global Securities Fund/VA	465,520	$7.47	$3,477	1.70%	0.43%	(8.02)%
Main Street Growth & Income Fund/VA	733,989	7.32	5,373	1.70%	0.60%	(7.98)%
Variable Insurance Products Fund —Service Class 2:
Equity-Income Portfolio	900,869	9.55	8,603	1.70%	1.45%	(7.03)%
Growth Portfolio	798,271	5.41	4,319	1.70%	0.12%	(20.04)%
Variable Insurance Products Fund II — Service Class 2:
Contrafund® Portfolio	637,613	7.92	5,050	1.70%	0.62%	(1.77)%
Variable Insurance Products Fund III — Service Class 2:
Growth & Income Portfolio	385,283	7.44	2,867	1.70%	1.17%	(14.78)%
Mid Cap Portfolio	634,625	9.93	6,302	1.70%	0.69%	(2.16)%
Federated Insurance Series:
International Small Company Fund II	40,163	5.58	224	1.70%	0.00%	(3.16)%
Federated Insurance Series —Service Shares:
High Income Bond Fund II	1,506,707	8.96	1,812	1.70%	9.25%	(2.31)%
Janus Aspen Series — Service Shares:
Global Life Sciences Portfolio	101,240	7.04	713	1.70%	0.00%	(19.65)%
Global Technology Portfolio	249,126	2.86	713	1.70%	0.00%	(30.25)%
Aggressive Growth Portfolio	444,021	3.16	1,403	1.70%	0.00%	(20.01)%
Growth Portfolio	594,980	5.13	3,052	1.70%	0.00%	(16.40)%
Capital Appreciation Portfolio	402,497	5.98	2,407	1.70%	0.21%	(7.83)%
Worldwide Growth Portfolio	760,917	5.35	4,071	1.70%	0.28%	(13.90)%
International Growth Portfolio	351,555	5.30	1,863	1.70%	0.39%	(12.90)%
Balanced Portfolio	1,506,707	8.61	12,973	1.70%	1.09%	(4.15)%
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund	1,547,647	5.24	2,322	1.70%	0.00%	(14.90)%
AIM V.I. Growth Fund	443,064	3.84	1,564	1.70%	0.00%	(21.31)%
AIM V.I. Premier Equity Fund	407,244	5.70	5,944	1.70%	0.00%	(21.86)%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series	140,535	5.40	2,370	1.70%	0.00%	(18.68)%
MFS® Investors Trust Series	438,943	7.06	2,336	1.70%	0.45%	(13.01)%
MFS® New Discovery Series	330,878	7.06	2,336	1.70%	0.00%	(19.80)%
MFS® Utilities Series	275,279	6.02	2,388	1.70%	2.33%	(20.74)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
June 30, 2002

	Six months or lesser period ended June 30, 2002
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
	Units	Unit Value	000s
Type VII:
Dreyfus:
Dreyfus Investment Portfolios—Emerging Markets Portfolio	86,448	$7.84	$678	1.70%	0.00%	5.54%
The Dreyfus Socially Responsible Growth Fund, Inc.	140,535	5.38	756	1.70%	0.01%	(17.83)%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio	32,040	11.24	360	1.70%	1.69%	2.34%
Long-Term U.S. Government Portfolio	654,037	12.06	7,888	1.70%	2.05%	4.49%
High Yield Portfolio	328,990	9.47	3,116	1.70%	3.61%	(5.08)%
Total Return Portfolio	1,547,647	11.53	17,844	1.70%	1.82%	2.45%
Rydex Variable Trust:
OTC Fund	262,043	2.53	663	1.70%	0.00%	(34.68)%
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio	1,405,692	9.07	12,750	1.70%	0.59%	(14.08)%
Premier Growth Portfolio	993,161	5.08	5,045	1.70%	0.00%	(21.98)%
Quasar Portfolio	105,846	6.11	647	1.70%	0.00%	(17.63)%
Van Kampen Life Investment Trust—Class II Shares:
Comstock Portfolio	22,043	8.99	198	1.70%	0.00%	(11.39)%
Emerging Growth Portfolio	2,994	8.86	27	1.70%	0.00%	(19.13)%